                                    [GRAPHIC]

Blackrock Liquidity Funds

Prospectus

MARCH 1, 2005

Administration Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Administration Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Administration Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offer Administration Shares. Administration Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

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Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

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Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust

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certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

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Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

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California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but subject to California State personal income tax or New York State and New York City income taxes, respectively.

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Performance Information

The Bar Charts below indicate the risks of investing in Administration Shares of each Fund by showing how the performance of Administration Shares of each Fund has varied from year to year; and by showing the average annual return for Administration Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Administration Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
0.41%	0.21%
(09/30/02)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (April 2, 2002)

TempFund Administration Shares	1.16%	1.20%

	7-Day Yield As of December 31, 2004

TempFund Administration Shares	2.09%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

	7-Day Yield As of December 31, 2004

TempCash Dollar Shares[1]	1.93%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Dollar Shares[1]	1.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
0.39%	0.18%
(09/30/02)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (April 2, 2002)

T-Fund Administration Shares	1.03%	1.10%

	7-Day Yield As of December 31, 2004

T-Fund Administration Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

	7-Day Yield As of December 31, 2004

Federal Trust Fund Dollar Shares[1]	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
0.38%	0.17%
(09/30/02)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 30, 2002)

Treasury Trust Fund Administration Shares	0.97%[1]	1.01%[1]

	7-Day Yield As of December 31, 2004

Treasury Trust Fund Administration Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	No Treasury Trust Administration Shares were outstanding during the period October 3, 2003 through May 24, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

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Best Quarter	Worst Quarter
0.31%	0.16%
(12/31/02)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (April 18, 2002)

MuniFund Administration Shares	0.94%[1]	0.97%[1]

	7-Day Yield As of December 31, 2004

MuniFund Administration Shares	1.62%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	No MuniFund Administration Shares were outstanding during the period October 7, 2003 through May 16, 2004. For this period, the performance of the Fund’s Administration Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Administration Shares.

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Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

	7-Day Yield As of December 31, 2004

MuniCash Dollar Shares[1]	1.49%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Administration Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Dollar Shares	1.58%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Administration Shares of the Fund commenced operations on June 17, 2004 and did not have a full calendar year of performance. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Institutional Shares	1.58%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Administration Shares of the Fund commenced operations on June 17, 2004 and did not have a full calendar year of performance. As a result, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Administration Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.08%

Other Expenses	0.23%
Administration Fees		0.11%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.31%
Fee Waiver and Expense Reimbursement	(0.03)%

Net Annual Fund Operating Expenses[1]	0.28%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.10%

Other Expenses	0.23%
Administration Fees		0.11%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.28%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.12%

Other Expenses	0.27%
Administration Fees		0.15%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.39%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.12%

Other Expenses	0.26%
Administration Fees		0.15%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.38%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.11%

Other Expenses	0.34%
Administration Fees		0.17%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.07%

Total Annual Fund Operating Expenses	0.45%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.12%

Other Expenses	0.29%
Administration Fees		0.17%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.16%

Other Expenses	0.28%
Administration Fees		0.16%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.44%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.16%

Other Expenses	0.27%
Administration Fees		0.16%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.43%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.20%

Other Expenses	0.31%
Administration Fees		0.18%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.51%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Administration Shares

Management Fees	0.20%

Other Expenses	0.30%
Administration Fees		0.17%
Shareholder Servicing Fees		0.10%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.50%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.30%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Administration Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Administration Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Administration Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$29	$97	$171	$390

TempCash	$29	$101	$180	$413

FedFund	$31	$116	$210	$484

T-Fund	$31	$114	$205	$473

Federal Trust Fund	$31	$129	$237	$552

Treasury Trust Fund	$31	$121	$219	$507

MuniFund	$31	$127	$232	$541

MuniCash	$31	$125	$228	$530

California Money Fund	$31	$142	$264	$620

New York Money Fund	$31	$140	$260	$609

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), (for TempFund, by all NRSROs that rate a security) or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolis holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit,

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bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  Temp Fund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be

25

exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25%

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of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  Temp Fund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.   All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authorities, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3 respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

T-Fund	0.10%	0.07%

Federal Trust Fund	0.10%	0.04%

Treasury Trust Fund	0.11%	0.06%

MuniFund	0.09%	0.09%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Fund’s internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Administration Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and

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payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Administration Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund	2:30 pm

MuniCash	2:30 pm

California Money Fund	1:00 pm

New York Money Fund	12:30 pm

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Administration Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Administration Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Administration Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Administration Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Administration Shares of the Funds. An institution purchasing Administration Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be

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wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund**	12:30 pm

MuniCash**	12:30 pm

California Money Fund***	1:00 pm

New York Money Fund**	12:30 pm

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Administration Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash, and New York Money Fund Administration Shares placed between 12:00 Noon and 12:30 pm Eastern time only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Dollar Shares placed between 12:00 Noon and 1:00 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Administration Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Administration Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Administration Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Administration Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Administration Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the

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Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Administration Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment which for those who seek to market time funds offered by other investment companies.

Administration Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Administration Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Administration Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Administration Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that

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all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject

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to California state personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State of New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise of New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Administration Shares of each Fund for the past five years or since inception, whichever is longer. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Administration Shares

The table below sets forth selected financial data for a TempFund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period April 4, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0099	$0.0103	$0.0095

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0099)	$(0.0103)	$(0.0095)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.99%	1.04%	1.66%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,200,346	$330	$124
Ratio of Expenses to Average Daily Net Assets	0.28%	0.28%	0.28%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.28%	0.28%	0.28%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.31%	0.30%	0.29%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.25%	1.00%	1.62%[2]

[1]	Commencement of Operations.
[2]	Annualized.

37

TempCash Dollar Shares

TempCash Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	0.94%	1.71%	4.56%	5.89%

FedFund Dollar Shares

FedFund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0080	$0.0085	$0.0158	$0.0444	$0.0569

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.80%	0.85%	1.60%	4.53%	5.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$345,479	$397,344	$635,685	$814,186	$216,511
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.53%	0.50%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.79%	0.87%	1.61%	4.18%	6.04%

38

T-Fund Administration Shares

The table below sets forth selected financial data for a T-Fund Administration Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period April 9, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0088	$0.0096	$0.0089

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0088)	$(0.0096)	$(0.0089)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.89%	0.96%	1.58%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$201	$142	$185,529
Ratio of Expenses to Average Daily Net Assets	0.30%	0.30%	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%	0.30%	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.39%	0.37%	0.37%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.98%	1.55%[2]

[1]	Commencement of operations.
[2]	Annualized.

Federal Trust Fund Dollar Shares

Federal Trust Fund Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

39

Treasury Trust Fund Administration Shares

The table below sets forth selected financial data for a Treasury Trust Fund Administration Share outstanding throughout each period presented.

	For the Period May 25, 2004[1] through October 31,	For the Period November 2, 2002 through October 31,	For the Period May 30, 2002[2] through October 31,
	2004	2003[1]	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0043	$0.0083	$0.0063

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0043)	$(0.0083)	$(0.0063)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.44%	0.91%[3]	1.49%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$141,449	—	$33,255
Ratio of Expenses to Average Daily Net Assets	0.30%[3]	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[3]	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%[3]	0.42%[3]	0.42%[3]
Ratio of Net Investment Income to Average Daily Net Assets	1.04%[3]	0.91%[3]	1.49%[3]

[1]	There were no Administration Shares outstanding during the period October 3, 2003 to May 24, 2004.
[2]	Commencement of operations.
[3]	Annualized.

MuniFund Administration Shares

The table below sets forth selected financial data for a MuniFund Administration Share outstanding throughout each period presented.

	For the Period May 17, 2004[1] through October 31,	For the Period April 18, 2002[2] through October 31,
	2004	2002
Net Asset Value, Beginning Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0044	$0.0069

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0044)	$(0.0069)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.44%	1.28%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$437,590	$13,051
Ratio of Expenses to Average Daily Net Assets	0.30%[3]	0.30%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[3]	0.29%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.43%[3]	0.47%[3]
Ratio of Net Investment Income to Average Daily Net Assets	1.01%[3]	1.27%[3]

[1]	There were no Administration Shares outstanding during the period October 7, 2003 to May 16, 2004.
[2]	Commencement of operations.
[3]	Annualized.

40

MuniCash Dollar Shares

MuniCash Administration Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0075	$0.0083	$0.0131	$0.0300	$0.0367

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.76%	0.84%	1.32%	3.04%	3.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$79,579	$90,241	$58,991	$40,306	$101,373
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.61%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.75%	0.81%	1.30%	3.19%	3.63%

41

California Money Fund Administration Shares

The table below sets forth selected financial data for a California Money Fund Administration Share outstanding throughout the period presented.

For the period June 17, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0037

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0037)

Net Asset Value, End of Period	$1.00

Total Return	0.33%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,738
Ratio of Expenses to Average Daily Net Assets	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.00%[2]

[1]	Commencement of operations.
[2]	Annualized.

42

New York Money Fund Administration Shares

The table below sets forth selected financial data for a New York Money Fund Administration Share outstanding throughout each year presented.

For the Period June 17, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0035

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0035)

Net Asset Value, End of Period	$1.00

Total Return	0.35%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$21,890
Ratio of Expenses to Average Daily Net Assets	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.30%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.51%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.94%[2]

[1]	Commencement of operations.
[2]	Annualized.

43

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

TempFund Administration Shares Code:	H1
TempCash Administration Shares Code:	H6
FedFund Administration Shares Code:	U4
T-Fund Administration Shares Code:	N1
Federal Trust Fund Administration Shares Code:	U6
Treasury Trust Fund Administration Shares Code:	N6
MuniFund Administration Shares Code:	K1
MuniCash Administration Shares Code:	K6
California Money Fund Administration Shares Code:	R1
New York Money Fund Administration Shares Code:	R6

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-004	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Money Market Funds

Prospectus

March 1, 2005

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects

3

that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in Bear Stearns Shares of each Fund by showing how the performance of Bear Stearns Shares of each Fund has varied from year to year; and by showing the average annual return for Bear Stearns Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Bear Stearns Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
0.23%	0.05%
(09/30/02)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 20, 2002)

TempFund Bear Stearns Shares	0.47%	0.48%

	7-Day Yield As of December 31, 2004

TempFund Bear Stearns Shares	1.37%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

6

Best Quarter	Worst Quarter
0.22%	0.05%
(09/30/03)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 20, 2002)

FedFund Bear Stearns Shares	0.45%	0.47%

	7-Day Yield As of December 31, 2004

FedFund Bear Stearns Shares	1.28%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

7

Best Quarter	Worst Quarter
0.13%	0.05%
(12/31/02)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 20, 2002)

MuniFund Bear Stearns Shares	0.34%	0.33%

	7-Day Yield As of December 31, 2004

MuniFund Bear Stearns Shares	0.92%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

8

Best Quarter	Worst Quarter
0.12%	0.05%
(12/31/02)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 20, 2002)

California Money Fund Bear Stearns Shares	0.33%	0.32%

	7-Day Yield As of December 31, 2004

California Money Fund Bear Stearns Shares	0.88%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

9

Best Quarter	Worst Quarter
0.12%	0.05%
(12/31/02)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (May 20, 2002)

New York Money Fund Bear Stearns Shares	0.31%	0.30%

	7-Day Yield As of December 31, 2004

New York Money Fund Bear Stearns Shares	0.88%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.08%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.63%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.06%
Fee Waiver and Expense Reimbursement	(0.06)%

Net Annual Fund Operating Expenses[1,2]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep the combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 1.00%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.12%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.67%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1,2]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep the combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 1.00%.

11

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.68%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waiver and Expense Reimbursement	(0.19)%

Net Annual Fund Operating Expenses[1,2]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep the combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 1.00%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.71%
Administration Fees[1]		0.18%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1,2]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep the combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 1.00%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1,2]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep the combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 1.00%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$102	$331	$579	$1,289

FedFund	$102	$348	$614	$1,374

MuniFund	$102	$359	$636	$1,426

California Money Fund	$102	$374	$667	$1,500

New York Money Fund	$102	$372	$662	$1,489

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in

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excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, MuniFund, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by

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state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

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Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss

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of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal

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obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

FedFund	0.11%	0.07%

MuniFund	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) — (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800 -821-7432.

Purchase of Shares

Bear Stearns Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

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The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 PM Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Shares.

Fund	Deadline

TempFund	5:00 PM Eastern time

FedFund	5:00 PM Eastern time

MuniFund	12:00 Noon Eastern time

California Money Fund	12:00 Noon Eastern time

New York Money Fund	12:00 Noon Eastern time

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would

24

otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline

TempFund	5:00 PM Eastern time

FedFund	5:00 5PM Eastern time

MuniFund	12:00 Noon Eastern time

California Money Fund	12:00 Noon Eastern time

New York Money Fund	12:00 Noon Eastern time

The Funds shall have the right to redeem Bear Stearns Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a

25

fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

27

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

28

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior periods were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 20, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0032	$0.0034	$0.0041

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0032)	$(0.0034)	$(0.0041)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.32%	0.34%	0.91%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$189,266	$75,071	$22,717
Ratio of Expenses to Average Daily Net Assets	0.95%	0.96%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.95%	0.96%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.03%	1.02%	1.01%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.34%	0.30%	0.88%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

29

FedFund Bear Stearns Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 20, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0031	$0.0033	$0.0040

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0031)	$(0.0033)	$(0.0040)

Net Asset Value, End of period	$1.00	$1.00	$1.00

Total Return	0.31%	0.33%	0.89%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$18,837	$7,889	$2,728
Ratio of Expenses to Average Daily Net Assets	0.95%	0.95%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.95%	0.95%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.09%	1.08%	1.08%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.36%	0.30%	0.87%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 20, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0026	$0.0026	$0.0024

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0026)	$(0.0026)	$(0.0024)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.26%	0.26%	0.54%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$28,191	$5,371	$6,215
Ratio of Expenses to Average Daily Net Assets	0.90%	0.88%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.89%	0.87%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.14%	1.15%	1.16%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.29%	0.25%	0.57%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

30

California Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 20, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0025	$0.0025	$0.0022

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0025)	$(0.0025)	$(0.0022)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.25%	0.25%	0.48%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$6,307	$3,103	$668
Ratio of Expenses to Average Daily Net Assets	0.86%	0.88%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.86%	0.87%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.20%	1.20%	1.20%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.25%	0.24%	0.51%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Share outstanding throughout each period presented.

	Year Ended October 31,		For the Period May 20, 2002[1] through October 31,
	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0024	$0.0025	$0.0021

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0024)	$(0.0025)	$(0.0021)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.24%	0.25%	0.46%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,420	$18,652	$16,997
Ratio of Expenses to Average Daily Net Assets	0.83%	0.91%	1.00%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.82%	0.90%	0.99%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.20%	1.20%	1.19%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.21%	0.25%	0.46%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

31

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

For yield information call: 1-800-821-6006

Bear Stearns TempFund Code:	H7
Bear Stearns FedFund Code:	U7
Bear Stearns MuniFund Code:	K7
Bear Stearns California Money Fund Code:	R7
Bear Stearns New York Money Fund Code:	R8

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

                                    [GRAPHIC]

Blackrock Liquidity Funds

Prospectus

MARCH 1, 2005

Cash Management Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Cash Management Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Management Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Management Shares. Cash Management Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust

3

certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Cash Management Shares of each Fund by showing how the performance of Cash Management Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Management Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Management Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.53%	0.11%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	Since Inception (June 14, 1999)

TempFund Cash Management Shares	0.75%	2.39%	2.63%

	7-Day Yield As of December 31, 2004

TempFund Cash Management Shares	1.69%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

7

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

	7-Day Yield As of December 31, 2004

TempCash Dollar Shares[1]		1.93%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

8

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Dollar Shares[1]		1.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

9

Best Quarter	Worst Quarter
1.47%	0.08%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	Since Inception (May 17, 1999)

T-Fund Cash Management Shares	0.63%	2.24%	2.48%

	7-Day Yield As of December 31, 2004

T-Fund Cash Management Shares		1.28%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

	7-Day Yield As of December 31, 2004

Federal Trust Fund Dollar Shares[1]		1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

11

Best Quarter	Worst Quarter
1.20%	0.07%
(03/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (December 11, 2000)

Treasury Trust Fund Cash Management Shares	0.57%[1]	1.39%[1]

	7-Day Yield As of December 31, 2004

Treasury Trust Fund Cash Management Shares	1.28%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding from October 16, 2002 through December 2, 2002; January 17, 2003 through May 29, 2003 and June 21, 2004 through November 16, 2004. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

12

Best Quarter	Worst Quarter
0.92%	0.06%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	Since Inception (June 14, 1999)

MuniFund Cash Management Shares	0.54%	1.47%[1]	1.60%[1]

	7-Day Yield As of December 31, 2004

MuniFund Cash Management Shares		1.22%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 through January 10, 2002 and December 6, 2002 through January 9, 2003. For these periods, the performance of the Fund’s Cash Management Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Management Shares.

13

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.60%	1.86%	2.57%

	7-Day Yield As of December 31, 2004

MuniCash Dollar Shares[1]		1.49%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	MuniCash Cash Management Shares do not have any shares outstanding nor do they have a full calendar year of performance for prior years. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

14

Best Quarter	Worst Quarter
0.24%	0.07%
(12/31/04)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (July 14, 2003)

California Money Fund Cash Management Shares	0.52%	0.45%

	7-Day Yield As of December 31, 2004

California Money Fund Cash Management Shares	1.18%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Institutional Shares[1]		1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Management Shares of the Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten-year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Management Shares of the Fund should have returns and seven-day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.08%

Other Expenses	0.63%
Administration Fees		0.11%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	(0.03)%

Net Annual Fund Operating Expense[1]	0.68%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.10%

Other Expenses	0.63%
Administration Fees		0.11%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.68%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.12%

Other Expenses	0.67%
Administration Fees		0.15%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.79%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.12%

Other Expenses	0.66%
Administration Fees		0.15%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.11%

Other Expenses	0.74%
Administration Fees		0.17%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.07%

Total Annual Fund Operating Expenses	0.85%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.12%

Other Expenses	0.69%
Administration Fees		0.17%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.16%

Other Expenses	0.68%
Administration Fees		0.16%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.84%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.16%

Other Expenses	0.67%
Administration Fees		0.16%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.20%

Other Expenses	0.71%
Administration Fees		0.18%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Management Shares

Management Fees	0.20%

Other Expenses	0.70%
Administration Fees		0.17%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Management Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Management Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Management Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$69	$224	$392	$880

TempCash	$69	$228	$401	$902

FedFund	$72	$243	$430	$970

T-Fund	$72	$241	$425	$959

Federal Trust Fund	$72	$256	$457	$1,035

Treasury Trust Fund	$72	$248	$439	$991

MuniFund	$72	$254	$452	$1,024

MuniCash	$72	$252	$448	$1,013

California Money Fund	$72	$269	$483	$1,100

New York Money Fund	$72	$267	$479	$1,089

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating categories by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively. Dividends, regardless of their source, may be subject to local taxes.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

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Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and including U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the

25

credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

26

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

The principal risks of investing in each Fund are described above in the Risk/Return Summary. The following supplements that description.

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

27

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed

28

necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other consideration relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

T-Fund	0.10%	0.07%

Federal Trust Fund	0.10%	0.04%

Treasury Trust Fund	0.11%	0.06%

MuniFund	0.09%	0.09%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc., the Funds’ distributor, and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class)-(Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Funds’ internet-based order entry program or through such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Management Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern

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time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Management Shares.

Funds	Deadlines (Eastern Time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund	2:30 pm

MuniCash	2:30 pm

California Money Fund	1:00 pm

New York Money Fund	12:30 pm

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Management Shares of a Fund may be made only in federal funds or other funds immediately available. The minimum initial investment by an institution for Cash Management Shares is $5,000.00. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Management Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Management Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Management Shares of the Funds. An institution purchasing Cash Management Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day.

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Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Funds	Deadlines (Eastern Time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund**	12:30 pm

MuniCash**	12:30 pm

California Money Fund***	1:00 pm

New York Money Fund**	12:30 pm

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Management Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for the MuniFund, MuniCash and New York Money Fund Cash Management Shares placed between 12:00 Noon and 12:30 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Cash Management Shares placed between 12:00 Noon and 1:00 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Cash Management Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Management Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Management share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

In addition, a Fund may redeem Cash Management Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” The Funds reserve the right to vary or waive the minimum and subsequent investment requirements. An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

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Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Management Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Cash Management Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Management Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Management Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Management Shares. The agreement will require the Service Organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Management Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc.. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Management Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any

34

revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as

35

exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest in indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State of New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise of New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholder during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Management Shares of each Fund for the past five years, or since inception, whichever is longer. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 has been audited by the Trust’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Cash Management Shares

The table below sets forth selected financial data for a TempFund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0059	$0.0063	$0.0136	$0.0427	$0.0561

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0059)	$(0.0063)	$(0.0136)	$(0.0427)	$(0.0561)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.59%	0.63%	1.37%	4.35%	5.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$192,325	$147,693	$65,140	$58,043	$30,242
Ratio of Expenses to Average Daily Net Assets	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%	0.68%	0.68%	0.68%	0.68%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.71%	0.70%	0.68%	0.70%	0.70%
Ratio of Net Investment Income to Average Daily Net Assets	0.58%	0.57%	1.34%	3.93%	5.68%

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TempCash Dollar Shares

TempCash Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.89%	0.94%	1.71%	4.56%	5.89%

FedFund Dollar Shares

FedFund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0080	$0.0085	$0.0158	$0.0444	$0.0569

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.80%	0.85%	1.60%	4.53%	5.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$345,479	$397,344	$635,685	$814,186	$216,511
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.53%	0.50%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.79%	0.87%	1.61%	4.18%	6.04%

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T-Fund Cash Management Shares

The table below sets forth selected financial data for a T-Fund Cash Management Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0048	$0.0056	$0.0129	$0.0404	$0.0529

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0048)	$(0.0056)	$(0.0129)	$(0.0404)	$(0.0529)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.48%	0.56%	1.29%	4.11%	5.42%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$71,616	$73,714	$79,717	$45,678	$62,480
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.70%	0.70%	0.69%	0.69%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.78%	0.77%	0.76%	0.77%	0.78%
Ratio of Net Investment Income to Average Daily Net Assets	0.49%	0.56%	1.27%	3.99%	5.31%

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

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Treasury Trust Fund Cash Management Shares

The table below sets forth selected financial data for a Treasury Trust Fund Cash Management Share outstanding throughout each period presented.

	For the Period November 1, 2003 through June 20, 2004[1]	For the Period December 3, 2002 through October 31, 2003[1]	For the Period November 1, 2001 through October 15, 2002[1]	For the Period December 11, 2000[2] through October 31, 2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0018	$0.0021	$0.0116	$0.0331

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0018)	$(0.0021)	$(0.0116)	$(0.0331)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	0.18%	0.39%[3]	1.16%[3]	3.78%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$—	$6,924	$—	$8,363
Ratio of Expenses to Average Daily Net Assets	0.70%[3]	0.70%[3]	0.69%[3]	0.76%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%[3]	0.70%[3]	0.69%[3]	0.76%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%[3]	0.80%[3]	0.76%[3]	0.85%[3]
Ratio of Net Investment Income to Average Daily Net Assets	0.27%[3]	0.48%[3]	1.22%[3]	4.42%[3]

[1]	There were no Treasury Trust Fund Cash Management Shares outstanding during the periods October 16, 2002 to December 2, 2002, January 17, 2003 to May 29, 2003 and June 21, 2004 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

MuniFund Cash Management Shares

The table below sets forth selected financial data for a MuniFund Cash Management Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003[1]	2002[1]	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0045	$0.0040	$0.0085	$0.0252	$0.0329

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0045)	$(0.0040)	$(0.0085)	$(0.0252)	$(0.0329)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.45%	0.45%[2]	0.91%[2]	2.55%	3.34%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$20,114	$22,423	$11,197	$4,763	$3,663
Ratio of Expenses to Average Daily Net Assets	0.70%	0.70%[2]	0.70%[2]	0.70%	0.70%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.69%	0.69%[2]	0.69%[2]	0.69%	0.69%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.84%	0.85%[2]	0.87%[2]	0.89%	0.90%
Ratio of Net Investment Income to Average Daily Net Assets	0.43%	0.40%[2]	0.90%[2]	2.39%	3.33%

[1]	There were no MuniFund Cash Management Shares outstanding during the periods December 18, 2001 to January 10, 2002 and December 6, 2002 to January 9, 2003.
[2]	Annualized.

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MuniCash Cash Management Shares

The table below sets forth selected financial data for a MuniCash Cash Management Share outstanding throughout each period presented.

	Years Ended October 31,		For the Period November 1, 2001 through October 15, 2002[1]	For the Period March 2, 2001[2] through October 31, 2001
	2004	2003
Net Asset Value, Beginning of Period	$—	$—	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$—	$—	$0.0101	$0.0163

Less Distributions:
Dividends to Shareholders from Net Investment Income	$—	$—	($0.0101)	($0.0163)

Net Asset Value, End of Period	$—	$—	$1.00	$1.00

Total Return	—%	—%	1.01%[3]	2.47%[3]
Ratio/Supplemental Data
Net Assets, End of Period (000)	$—	$—	$—	$5,118
Ratio of Expenses to Average Daily Net Assets	—%	—%	0.70%[3]	0.69%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	—%	—%	0.69%[3]	0.69%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	—%	—%	0.87%[3]	0.89%[3]
Ratio of Net Investment Income to Average Daily Net Assets	—%	—%	1.07%[3]	2.36%[3]

[1]	There were no MuniCash Cash Management Shares outstanding during the period October 16, 2002 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

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California Money Fund Cash Management Shares

The table below sets forth selected financial data for a California Money Fund Cash Management Share outstanding throughout the period presented.

	Year Ended October 31, 2004	For the period July 14, 2003[1] through October 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0042	$0.0008

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0042)	($0.0008)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.42%	0.25%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$120	$227
Ratio of Expenses to Average Daily Net Assets	0.70%	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.90%	0.91%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.40%	0.25%[2]

[1]	Commencement of Operations.
[2]	Annualized.

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New York Money Fund Institutional Shares

The New York Money Fund Cash Management Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0096	$0.0131	$0.0285	$0.0364

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.96%	1.32%	2.89%	3.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,346	$347,960	$362,077	$369,989	$302,194
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.40%	0.41%	0.44%	0.46%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.95%	1.31%	2.82%	3.61%

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

TempFund Cash Management Shares Code:	H3
TempCash Cash Management Shares Code:	H4
FedFund Cash Management Shares Code:	U2
T-Fund Cash Management Shares Code:	N3
Federal Trust Fund Cash Management Shares Code:	U1
Treasury Trust Fund Cash Management Shares Code:	N4
MuniFund Cash Management Shares Code:	K3
MuniCash Cash Management Shares Code:	K4
California Money Fund Cash Management Shares Code:	R3
New York Money Fund Cash Management Shares Code:	R4

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-003	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BlackRock Liquidity Funds

Prospectus

MARCH 1, 2005

Cash Plus Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Cash Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Plus Shares of the BlackRock Liquidity Funds.

This Prospectus contains information about the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

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Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

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Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations (as defined below), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. “Municipal Obligations” are those obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal income tax and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

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New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that, except during temporary defensive periods or when acceptable securities are unavailable for investment by the Fund, the Fund will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal income tax and New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

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Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but subject to California State personal income tax or New York State and New York City income taxes, respectively.

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Performance Information

Cash Plus Shares of the Funds do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) by showing how the performance of such Shares of each Fund has varied from year to year; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

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Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

	7-Day Yield As of December 31, 2004

TempCash Dollar Shares[1]	1.93%

Current Yield:  You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Dollar Shares[1]	1.83%

Current Yield:  You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

	7-Day Yield As of December 31, 2004

MuniCash Dollar Shares[1]	1.49%

Current Yield:  You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Dollar Shares[1]	1.43%

Current Yield:  You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Institutional Shares[1]	1.68%

Current Yield:  You may call your financial institution to obtain the Fund’s current 7-day yield.

[1]	Because the Cash Plus Shares of the Fund have not yet commenced operations, the performance is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares

Management Fees	0.10%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.63%
Administration Fees		0.11%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	1.08%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares

Management Fees	0.12%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.67%
Administration Fees		0.15%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares

Management Fees	0.16%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.67%
Administration Fees		0.16%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	1.18%
Fee Waiver and Expense Reimbursement	(0.18)%

Net Annual Fund Operating Expenses[1]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares

Management Fees	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.71%
Administration Fees		0.18%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Plus Shares

Management Fees	0.20%

Distribution (12b-1) Fees	0.35%

Other Expenses	0.70%
Administration Fees		0.17%
Shareholder Servicing Fees		0.50%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.25)%

Net Annual Fund Operating Expenses[1]	1.00%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempCash	$102	$336	$588	$1,310

FedFund	$102	$348	$614	$1,374

MuniCash	$102	$357	$632	$1,416

California Money Fund	$102	$374	$667	$1,500

New York Money Fund	$102	$372	$662	$1,489

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempCash, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempCash.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempCash.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or

16

savings institutions and U.S. dollar-dominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets. The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempCash.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempCash.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempCash, MuniCash, California Money and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Other Municipal Obligations in which each Fund may invest include

17

custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash.  In addition, the Fund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempCash and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempCash and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities or sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

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RISKS

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure.  TempCash, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable a Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempCash, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

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U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting

20

New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Fund

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse certain expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. BIMC and PFPC will be entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempCash and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempCash and FedFund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350); through the Funds’ internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the

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federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Your financial institution may impose earlier deadlines for purchase orders for Cash Plus Shares. Each of the Funds may at its discretion reject any purchase order for Cash Plus Shares.

Fund	Deadlines

TempCash	3:00 PM Eastern Time

FedFund	3:00 PM Eastern Time

MuniCash	12:00 PM Eastern Time

California Money Fund	12:00 PM Eastern Time

New York Money Fund	12:00 PM Eastern Time

Purchases of shares of each Fund may be effected through a Cash Plus account (an “Account”) through procedures and requirements established by your financial institution. Beneficial ownership of Cash Plus Shares will be recorded by your financial institution and will be reflected in Account statements. Your financial institution may impose minimum investment Account requirements. Even if your financial institution does not impose a sales charge for purchases of Cash Plus Shares, depending on the terms of an Account, your financial institution may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from your financial institution, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by your financial institution and the Funds. In addition, your financial institution may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult his financial institution for details.

Redemption of Shares

Cash Plus Shares may be redeemed at any time through a representative of your financial institution. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Your

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financial institution may impose earlier deadlines for redemption orders for Cash Plus Shares. The Funds reserve the right to limit the amount of redemption orders that will be paid on the same day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Funds	Deadlines

TempCash	3:00 PM Eastern Time

FedFund	3:00 PM Eastern Time

MuniCash	12:00 PM Eastern Time

California Money Fund	12:00 PM Eastern Time

New York Money Fund	12:00 PM Eastern Time

The Funds shall have the right to redeem Cash Plus Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty-days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Cash Plus Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Cash Plus Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Cash Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Your financial institution may also redeem each day a sufficient number of Cash Plus Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Your financial institution reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investments or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Plus Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds entered into an agreement with your financial institution. The agreement requires your

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financial institution to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares of each of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund, held by your financial institution. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide to its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds entered into an agreement with your financial institution. The agreement requires your financial institution to provide services to its customers who are the beneficial owners of such shares in consideration of a Fund’s payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by it of which 25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreement, your financial institution is required to provide its customers a schedule of any fees that it may charge customers in connection with their investments in Cash Plus Shares.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Plus Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Cash Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

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Federal Taxes

Distributions paid by TempCash and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from regular federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations

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other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal income tax purposes or California State personal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*         *         *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The Cash Plus Shares do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years was audited by their former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s report on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.89%	0.94%	1.71%	4.56%	5.89%

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FedFund Dollar Shares

FedFund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment Income	$0.0080	$0.0085	$0.0158	$0.0444	$0.0569

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)

Net Asset Value, End of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.80%	0.85%	1.60%	4.53%	5.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$345,479	$397,344	$635,685	$814,186	$216,511
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.53%	0.50%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.79%	0.87%	1.61%	4.18%	6.04%

MuniCash Dollar Shares

MuniCash Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0075	$0.0083	$0.0131	$0.0300	$0.0367

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.76%	0.84%	1.32%	3.04%	3.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$79,579	$90,241	$58,991	$40,306	$101,373
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.61%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.75%	0.81%	1.30%	3.19%	3.63%

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California Money Fund Dollar Shares

California Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0067	$0.0069	$0.0107	$0.0246	$0.0301

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.68%	0.69%	1.07%	2.49%	3.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,347	$15,463	$29,922	$27,460	$10,212
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.65%	0.67%	0.69%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	0.66%	0.71%	1.12%	2.45%	2.98%

New York Money Fund Institutional Shares

New York Money Fund Cash Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year End October 31
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0096	$0.0131	$0.0285	$0.0364

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.96%	1.32%	2.89%	3.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,346	$347,960	$362,077	$369,989	$302,194
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.40%	0.41%	0.44%	0.46%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.95%	1.31%	2.82%	3.61%

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Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial institution.

For purchases and redemption orders, please call your financial institution.

Written correspondence may be sent to your financial institution.

For yield information call: 1-800-821-6006

Cash Plus TempCash Code:	121
Cash Plus FedFund Code:	130
Cash Plus MuniCash Code:	148
Cash Plus California Money Fund Code:	152
Cash Plus New York Money Fund Code:	153

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Blackrock Liquidity Funds

Prospectus

MARCH 1, 2005

Cash Reserve Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Cash Reserve Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Cash Reserve Shares. Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

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Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is
exempt from federal income tax and, to the extent possible,
from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is
exempt from federal income tax and, to the extent possible,
from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

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Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust

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certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

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Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

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California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

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Performance Information

The Bar Charts below indicate the risks of investing in Cash Reserve Shares of each Fund by showing how the performance of Cash Reserve Shares of each Fund has varied from year to year; and by showing the average annual return for Cash Reserve Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year, or since inception, periods for the Cash Reserve Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.55%	0.15%
(12/31/00)	(06/30/04)

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Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	Since Inception (May 30, 2000)

TempFund Cash Reserve Shares[2]	0.85%		2.22%

	7-Day Yield As of December 31, 2004

TempFund Cash Reserve Shares[2]		1.94%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	TempFund Cash Reserve Shares commenced operations on May 30, 2000 and did not have a full calendar year of performance for the year ended December 31, 2000. The performance shown for the year ended December 31, 2000 is that of the Fund’s Dollar Shares. The Fund’s Dollar Shares and Cash Reserve Shares should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.
[2]	No TempFund Cash Reserve Shares were outstanding during the periods August 7, 2003 through September 15, 2003 and December 16, 2003 through December 31, 2004. For these periods, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

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Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

	7-Day Yield As of December 31, 2004

TempCash Dollar Shares[1]		1.93%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

9

Best Quarter	Worst Quarter
0.34%	0.12%
(12/31/04)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (April 1, 2003)

FedFund Cash Reserve Shares	0.80%	0.70%

	7-Day Yield As of December 31, 2004

FedFund Cash Reserve Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

T-Fund Dollar Shares[1]	0.88%	2.49%	3.80%

	7-Day Yield As of December 31, 2004

T-Fund Dollar Shares[1]		1.53%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

	7-Day Yield As of December 31, 2004

Federal Trust Fund Dollar Shares[1]		1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

12

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Treasury Trust Fund Dollar Shares[1]	0.82%	2.38%	3.61%

	7-Day Yield As of December 31, 2004

Treasury Trust Fund Dollar Shares[1]		1.53%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

13

Best Quarter	Worst Quarter
0.94%	0.08%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception (August 4, 2000)

MuniFund Cash Reserve Shares[1]	0.64%	1.33%

	7-Day Yield As of December 31, 2004

MuniFund Cash Reserve Shares[1]	11.47%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no MuniFund Cash Reserve Shares outstanding from August 7, 2003 through [December 31, 2004]. For this period, the performance of the Fund’s Cash Reserve Shares is based on the returns of the Fund’s Dollar Shares and is adjusted to reflect the different expenses borne by the Fund’s Cash Reserve Shares.

14

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

	7-Day Yield As of December 31, 2004

MuniCash Dollar Shares[1]		1.49%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

15

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Dollar Shares[1]		1.43%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

16

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Institutional Shares[1]		1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Cash Reserve Shares of the Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Cash Reserve Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.08%

Other Expenses	0.53%
Administration Fees		0.11%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.61%
Fee Waiver and Expense Reimbursement	(0.03)%

Net Annual Fund Operating Expenses[1]	0.58%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.10%

Other Expenses	0.53%
Administration Fees		0.11%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.63%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.58%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.12%

Other Expenses	0.57%
Administration Fees		0.15%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.69%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.12%

Other Expenses	0.56%
Administration Fees		0.15%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.68%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

19

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.11%

Other Expenses	0.64%
Administration Fees		0.17%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.07%

Total Annual Fund Operating Expenses	0.75%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.12%

Other Expenses	0.59%
Administration Fees		0.17%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

20

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.16%

Other Expenses	0.58%
Administration Fees		0.16%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.74%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.16%

Other Expenses	0.57%
Administration Fees		0.16%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.20%

Other Expenses	0.61%
Administration Fees		0.18%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares

Management Fees	0.20%

Other Expenses	0.60%
Administration Fees		0.17%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.80%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$59	$192	$337	$759

TempCash	$59	$197	$346	$782

FedFund	$61	$212	$375	$850

T-Fund	$61	$210	$371	$839

Federal Trust Fund	$61	$225	$402	$916

Treasury Trust Fund	$61	$216	$384	$872

MuniFund	$61	$222	$398	$905

MuniCash	$61	$220	$393	$894

California Money Fund	$61	$238	$429	$982

New York Money Fund	$61	$235	$425	$971

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit,

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bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-dominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the

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corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that

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commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligation. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

T-Fund	0.10%	0.07%

Federal Trust Fund	0.10%	0.04%

Treasury Trust Fund	0.11%	0.06%

MuniFund	0.09%	0.09%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

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BIMC, BlackRock Distributors, Inc., (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase and redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ Office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Cash Reserve Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time).

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The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Cash Reserve Shares.

Fund	Deadline (Eastern time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund	2:30 pm

MuniCash	2:30 pm

California Money Fund	1:00 pm

New York Money Fund	12:30 pm

*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Cash Reserve Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Cash Reserve Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Cash Reserve Shares of the Funds. An institution purchasing Cash Reserve Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ Office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also,

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a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*	5:30 pm

TempCash*	5:30 pm

FedFund*	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund**	12:30 pm

MuniCash**	12:30 pm

California Money Fund***	1:00 pm

New York Money Fund**	12:30 pm

*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Cash Reserve Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Cash Reserve Shares placed between 12:00 Noon and 12:30 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Cash Reserve Shares placed between 12:00 Noon and 1:00 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid the same day.

The Funds shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Cash Reserve Shares.

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Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each of these Funds expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested

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in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on idebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

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Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund, or their authorized representatives, an annual statement regarding California tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

38

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Cash Reserve Shares of each Fund for the past five years, or since inception, whichever is longer. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods ended October 31, 2004 has been audited by the Trust’s independent registered public accountants, Deloitte & Touche LLP whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal periods were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those Financial highlights expressed an unqualified opinion.

TempFund Cash Reserve Shares

The table below sets forth selected financial data for a TempFund Cash Reserve Share outstanding throughout each period presented.

	For the Period November 1, 2003 through October 31, 2004[1]	Year Ended October 31,			For the Period May 30, 2000[2] through October 31, 2000
		2003[1]	2002	2001
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0007	$0.0067	$0.0146	$0.0437	$0.0258

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0007)	$(0.0067)	$(0.0146)	$(0.0437)	$(0.0258)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.07%	0.76%[3]	1.47%	4.46%	6.24%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$—	$6,622	$178,398	$208,114	$222,325
Ratio of Expenses to Average Daily Net Assets	0.58%	0.58%[3]	0.58%	0.58%	0.58%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.58%	0.58%[3]	0.58%	0.58%	0.58%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%[3]	0.58%	0.60%	0.60%[3]
Ratio of Net Investment Income to Average Daily Net Assets	0.54%	0.94%[3]	1.47%	4.42%	6.16%[3]

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to September 15, 2003, and December 16, 2003 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

39

TempCash Dollar Shares

TempCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	0.94%	1.71%	4.56%	5.89%

FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout the period presented.

	Year Ended October 31,	For the Period April 1, 2003[1] through October 31,
	2004	2003
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0065	$0.0034

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.65%	0.59%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.69%	0.69%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.62%	0.58%[2]

[1]	Commencement of Operations.
[2]	Annualized.

40

T-Fund Dollar Shares

T-Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.79%	1.54%	4.34%	5.54%

Federal Trust Fund Dollar Shares

Federal Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

41

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0066	$0.0073	$0.0145	$0.0418	$0.0527

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)	$(0.0527)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.74%	1.46%	4.26%	5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$343,163	$270,930	$321,730	$379,989	$310,589
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.53%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.68%	0.75%	1.46%	4.17%	5.23%

MuniFund Cash Reserve Shares

The table below sets forth selected financial data for a MuniFund Cash Reserve Share outstanding throughout each period presented.

	Year Ended October 31,	For the Period November 1, 2002 through August 6,	Year Ended October 31,		For the Period August 4, 2000[2] through October 31,
	2004[1]	2003[1]	2002	2001	2000
Net Asset Value, Beginning of Period	$—	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$—	$0.0047	$0.0102	$0.0262	$0.0090

Less Distributions:
Dividends to Shareholders from Net Investment Income	$—	$(0.0047)	$(0.0102)	$(0.0262)	$(0.0090)

Net Asset Value, End of Period	$—	$1.00	$1.00	$1.00	$1.00

Total Return	—	0.57%[3]	1.03%	2.65%	3.74%[3]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$—	$—	$8,626	$12,089	$17,151
Ratio of Expenses to Average Daily Net Assets	—	0.60%[3]	0.60%	0.60%	0.60%[3]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	—	0.59%[3]	0.59%	0.59%	0.59%[3]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	—	0.75%[3]	0.77%	0.79%	0.79%[3]
Ratio of Net Investment Income to Average Daily Net Assets	—	0.63%[3]	1.03%	2.68%	3.69%[3]

[1]	There were no Cash Reserve Shares outstanding during the period August 7, 2003 to October 31, 2004.
[2]	Commencement of Operations.
[3]	Annualized.

42

MuniCash Dollar Shares

MuniCash Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0075	$0.0083	$0.0131	$0.0300	$0.0367

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.76%	0.84%	1.32%	3.04%	3.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$79,579	$90,241	$58,991	$40,306	$101,373
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.61%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.75%	0.81%	1.30%	3.19%	3.63%

California Money Fund Dollar Shares

California Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0067	$0.0069	$0.0107	$0.0246	$0.0301

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.68%	0.69%	1.07%	2.49%	3.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,347	$15,463	$29,922	$27,460	$10,212
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.65%	0.67%	0.69%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	0.66%	0.71%	1.12%	2.45%	2.98%

43

New York Money Fund Institutional Shares

New York Money Fund Cash Reserve Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0096	$0.0131	$0.0285	$0.0364

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.96%	1.32%	2.89%	3.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,346	$347,960	$362,077	$369,989	$302,194
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.40%	0.41%	0.44%	0.46%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.95%	1.31%	2.82%	3.61%

44

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

TempFund Cash Reserve Shares Code:	H2
TempCash Cash Reserve Shares Code:	H5
FedFund Cash Reserve Shares Code:	U3
T-Fund Cash Reserve Shares Code:	N2
Federal Trust Fund Cash Reserve Shares Code:	U5
Treasury Trust Fund Cash Reserve Shares Code:	N5
MuniFund Cash Reserve Shares Code:	K2
MuniCash Cash Reserve Shares Code:	K5
California Money Fund Cash Reserve Shares Code:	R2
New York Money Fund Cash Reserve Shares Code:	R5

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-005	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Blackrock Liquidity Funds

Prospectus

MARCH 1, 2005

Dollar Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Dollar Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Dollar Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offer Dollar Shares. Dollar Shares are sold to institutions that have entered into servicing agreements with the Trust in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust

3

certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests at least: (i) 80% of its net assets, plus the amount of any borrowings, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds.

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Dollar Shares of each Fund by showing how the performance of Dollar Shares of each Fund has varied from year to year; and by showing the average annual return for Dollar Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempFund Dollar Shares	1.01%	2.65%	3.95%

	7-Day Yield As of December 31, 2004

TempFund Dollar Shares	1.94%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Dollar Shares	1.04%	2.70%	3.99%

	7-Day Yield As of December 31, 2004

TempCash Dollar Shares	1.93%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

8

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Dollar Shares		1.83%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

9

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

T-Fund Dollar Shares	0.88%	2.49%	3.80%

	7-Day Yield As of December 31, 2004

T-Fund Dollar Shares		1.53%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Federal Trust Fund Dollar Shares	0.92%	2.56%	3.82%

	7-Day Yield As of December 31, 2004

Federal Trust Fund Dollar Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Treasury Trust Fund Dollar Shares	0.82%	2.38%	3.61%

	7-Day Yield As of December 31, 2004

Treasury Trust Fund Dollar Shares		1.53%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

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Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniFund Dollar Shares	0.79%	1.72%	2.41%

	7-Day Yield As of December 31, 2004

MuniFund Dollar Shares		1.47%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Dollar Shares	0.85%	1.86%	2.57%

	7-Day Yield As of December 31, 2004

MuniCash Dollar Shares		1.49%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Dollar Shares		1.43%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

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Best Quarter	Worst Quarter
0.94%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Dollar Shares	0.75%	1.63%[1]	2.35%[1]

	7-Day Yield As of December 31, 2004

New York Money Fund Dollar Shares	1.43%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	There were no New York Money Fund Dollar Shares outstanding during the periods March 28, 1994 through April 14, 1996 and July 21, 1998 through April 10, 2000. For these periods the performance of the Dollar Shares is based on the returns of the Fund’s Institutional Shares and is adjusted to reflect the different expenses borne by the Fund’s Dollar Shares.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.08%

Other Expenses	0.38%
Administration Fees		0.11%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.46%
Fee Waiver and Expense Reimbursement	(0.03)%

Net Annual Fund Operating Expenses[1]	0.43%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.10%

Other Expenses	0.38%
Administration Fees		0.11%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.48%
Fee Waiver and Expense Reimbursements	(0.05)%

Net Annual Fund Operating Expenses[1]	0.43%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

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FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.12%

Other Expenses	0.42%
Administration Fees		0.15%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.54%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.12%

Other Expenses	0.41%
Administration Fees		0.15%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.53%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.11%

Other Expenses	0.49%
Administration Fees		0.17%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.07%

Total Annual Fund Operating Expenses	0.60%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.12%

Other Expenses	0.44%
Administration Fees		0.17%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.56%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.16%

Other Expenses	0.43%
Administration Fees		0.16%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.59%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.16%

Other Expenses	0.42%
Administration Fees		0.16%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.58%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.20%

Other Expenses	0.46%
Administration Fees		0.18%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.66%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Dollar Shares

Management Fees	0.20%

Other Expenses	0.45%
Administration Fees		0.17%
Shareholder Servicing Fees		0.25%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.65%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Dollar Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Dollar Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Dollar Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$44	$145	$255	$576

TempCash	$44	$149	$264	$599

FedFund	$46	$164	$293	$668

T-Fund	$46	$162	$288	$657

Federal Trust Fund	$46	$177	$320	$736

Treasury Trust Fund	$46	$168	$302	$691

MuniFund	$46	$175	$315	$725

MuniCash	$46	$173	$311	$713

California Money Fund	$46	$190	$347	$803

New York Money Fund	$46	$188	$342	$791

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

23

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

24

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity

25

bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

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When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other consideration relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

T-Fund	0.10%	0.07%

Federal Trust Fund	0.10%	0.04%

Treasury Trust Fund	0.11%	0.06%

MuniFund	0.09%	0.09%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

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BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) — (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) through the Funds’ internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege

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should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Trust’s Statement of Additional Information.

The chart below outlines the deadlines for execution of purchase orders for the Funds’ Dollar Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Dollar Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 pm

TempCash*	5:30 pm

FedFund*†	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund	2:30 pm

MuniCash	2:30 pm

California Money Fund	1:00 pm

New York Money Fund	12:30 pm

†	The deadline for purchase orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 pm Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Dollar Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Dollar Shares is $5,000. (However, institutional investors may set a higher minimum for their customers). There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Dollar Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Dollar Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before

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purchasing Dollar Shares of the Funds. An institution purchasing Dollar Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*†	5:30 pm

TempCash*	5:30 pm

FedFund*†	5:00 pm

T-Fund*	5:30 pm

Federal Trust Fund	2:30 pm

Treasury Trust Fund	2:30 pm

MuniFund**	12:30 pm

MuniCash**	12:30 pm

California Money Fund***	1:00 pm

New York Money Fund**	12:30 pm

†	The deadline for redemption orders for TempFund and FedFund Dollar Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 pm Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Dollar Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Dollar Shares placed between 12:00 Noon and 12:30 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Dollar Shares place between 12:00 Noon and 1:00 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Dollar Share account if the value of the account is less than $5,000, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Dollar Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Dollar Share account falls below an average of $5,000 in any particular calendar month, the account may be

34

charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Dollar Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers’ agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Dollar Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Dollar Shares.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dollar Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Dollar Shares. Pursuant to a Shareholder Services Plan adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Dollar Shares requiring it to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organization for the benefit of customers. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreement, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Dollar Shares.

The Funds also offer other share classes, which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

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Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

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Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductable for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State of New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year October 31, 2004 has been audited by the Funds’ independent auditors, Deloitte & Touche LLP, whose report, along with each Fund’s financial statement is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent auditors, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

The table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0084	$0.0088	$0.0161	$0.0452	$0.0586

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0084)	$(0.0088)	$($0.0161)	$(0.0452)	$(0.0586)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	0.89%	1.62%	4.61%	6.02%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,665,117	$3,818,036	$4,309,354	$5,677,232	$815,132
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.45%	0.43%	0.45%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	0.83%	0.90%	1.63%	4.32%	5.94%

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TempCash Dollar Shares

The table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	0.94%	1.71%	4.56%	5.89%

FedFund Dollar Shares

The table below sets forth selected financial data for a FedFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0080	$0.0085	$0.0158	$0.0444	$0.0569

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0080)	$(0.0085)	$(0.0158)	$(0.0444)	$(0.0569)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.80%	0.85%	1.60%	4.53%	5.84%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$345,479	$397,344	$635,685	$814,186	$216,511
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%	0.53%	0.50%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.79%	0.87%	1.61%	4.18%	6.04%

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T-Fund Dollar Shares

The table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.79%	1.54%	4.34%	5.54%

Federal Trust Fund Dollar Shares

The table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

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Treasury Trust Fund Dollar Shares

The table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0066	$0.0073	$0.0145	$0.0418	$0.0527

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)	$(0.0527)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.74%	1.46%	4.26%	5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$343,163	$270,930	$321,730	$379,989	$310,589
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.53%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.68%	0.75%	1.46%	4.17%	5.23%

MuniFund Dollar Shares

The table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0070	$0.0071	$0.0117	$0.0277	$0.0354

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)	$(0.0354)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.70%	0.71%	1.18%	2.81%	3.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$82,323	$37,749	$74,526	$70,990	$63,619
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.74%	1.18%	2.66%	3.55%

41

MuniCash Dollar Shares

The table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0075	$0.0083	$0.0131	$0.0300	$0.0367

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.76%	0.84%	1.32%	3.04%	3.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$79,579	$90,241	$58,991	$40,306	$101,373
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.61%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.75%	0.81%	1.30%	3.19%	3.63%

California Money Fund Dollar Shares

The table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0067	$0.0069	$0.0107	$0.0246	$0.0301

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.68%	0.69%	1.07%	2.49%	3.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,347	$15,463	$29,922	$27,460	$10,212
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.65%	0.67%	0.69%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	0.66%	0.71%	1.12%	2.45%	2.98%

42

New York Money Fund Dollar Shares

The table below sets forth selected financial data for a New York Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0066	$0.0071	$0.0106	$0.0260	$0.0205

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0066)	$(0.0071)	$(0.0106)	$(0.0260)	$(0.0205)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.71%	1.07%	2.63%	3.73%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$5,059	$5,216	$4,716	$3,896	$1,647
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.44%	0.44%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%	0.65%	0.66%	0.69%	0.70%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.67%	0.68%	1.06%	2.52%	3.66%[2]

[1]	There were no Dollar Shares outstanding during the period July 21, 1998 to April 10, 2000.
[2]	Annualized.

43

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

TempFund Dollar Shares Code:	20
TempCash Dollar Shares Code:	23
FedFund Dollar Shares Code:	31
T-Fund Dollar Shares Code:	61
Federal Trust Fund Dollar Shares Code:	12
Treasury Trust Fund Dollar Shares Code:	63
MuniFund Dollar Shares Code:	59
MuniCash Dollar Shares Code:	54
California Money Fund Dollar Shares Code:	57
New York Money Fund Dollar Shares Code:	55

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-002	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

                                    [GRAPHIC]

Blackrock Liquidity Funds

Prospectus

MARCH 1, 2005

Institutional Shares

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for Institutional Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Institutional Shares of the BlackRock Liquidity Funds (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Each of the Funds offers Institutional Shares. Institutional Shares are sold to institutions that have not entered into servicing agreements with the Funds in connection with their investments. The Funds also offer other share classes, which have differing levels of expenses depending, among other things, on the services provided to shareholders.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund TempCash FedFund T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund MuniCash	Each Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund and MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust

3

certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

MuniCash

Under normal circumstances, MuniCash invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in Municipal Obligations, the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest, however, may be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

5

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

6

Performance Information

The Bar Charts below indicate the risks of investing in Institutional Shares of each Fund by showing how the performance of Institutional Shares of each Fund has varied from year to year; and by showing the average annual return for Institutional Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Institutional Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.65%	0.23%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempFund Institutional Shares	1.26%	2.91%	4.21%

	7-Day Yield As of December 31, 2004

TempFund Institutional Shares	2.19%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

7

Best Quarter	Worst Quarter
1.67%	0.24%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempCash Institutional Shares	1.29%	2.96%	4.25%

	7-Day Yield As of December 31, 2004

TempCash Institutional Shares	2.18%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

8

Best Quarter	Worst Quarter
1.62%	0.22%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Institutional Shares	1.21%	2.84%	4.12%

	7-Day Yield As of December 31, 2004

FedFund Institutional Shares	2.08%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

9

Best Quarter	Worst Quarter
1.60%	0.21%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

T-Fund Institutional Shares	1.13%	2.75%	4.05%

	7-Day Yield As of December 31, 2004

T-Fund Institutional Shares	1.78%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

10

Best Quarter	Worst Quarter
1.62%	0.21%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Federal Trust Fund Institutional Shares	1.17%	2.81%	4.08%

	7-Day Yield As of December 31, 2004

Federal Trust Fund Institutional Shares	1.93%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

11

Best Quarter	Worst Quarter
1.53%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

Treasury Trust Fund Institutional Shares	1.07%	2.63%	3.87%

	7-Day Yield As of December 31, 2004

Treasury Trust Fund Institutional Shares	1.78%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

12

Best Quarter	Worst Quarter
1.04%	0.18%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniFund Institutional Shares	1.04%	1.98%	2.66%

	7-Day Yield As of December 31, 2004

MuniFund Institutional Shares	1.72%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

13

Best Quarter	Worst Quarter
1.07%	0.21%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniCash Institutional Shares	1.10%	2.11%	2.83%

	7-Day Yield As of December 31, 2004

MuniCash Institutional Shares	1.74%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

14

Best Quarter	Worst Quarter
0.92%	0.18%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Institutional Shares	1.02%	1.78%	2.51%

	7-Day Yield As of December 31, 2004

California Money Fund Institutional Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

15

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Institutional Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

16

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.08%

Other Expenses	0.13%
Administration Fees		0.11%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.21%
Fee Waiver and Expense Reimbursement	(0.03)%

Net Annual Fund Operating Expenses[1]	0.18%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.10%

Other Expenses	0.13%
Administration Fees		0.11%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.23%
Fee Waiver and Expense Reimbursement	(0.05)%

Net Annual Fund Operating Expenses[1]	0.18%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.18%.

17

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.12%

Other Expenses	0.17%
Administration Fees		0.15%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.29%
Fee Waiver and Expense Reimbursement	(0.09)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.12%

Other Expenses	0.16%
Administration Fees		0.15%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.28%
Fee Waiver and Expense Reimbursement	(0.08)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

18

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.11%

Other Expenses	0.24%
Administration Fees		0.17%
Miscellaneous		0.07%

Total Annual Fund Operating Expenses	0.35%
Fee Waiver and Expense Reimbursement	(0.15)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.12%

Other Expenses	0.19%
Administration Fees		0.17%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.31%
Fee Waiver and Expense Reimbursement	(0.11)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

19

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.16%

Other Expenses	0.18%
Administration Fees		0.16%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.34%
Fee Waiver and Expense Reimbursement	(0.14)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.16%

Other Expenses	0.17%
Administration Fees		0.16%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.33%
Fee Waiver and Expense Reimbursement	(0.13)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

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California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.20%

Other Expenses	0.21%
Administration Fees		0.18%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.41%
Fee Waiver and Expense Reimbursement	(0.21)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Institutional Shares

Management Fees	0.20%

Other Expenses	0.20%
Administration Fees		0.17%
Miscellaneous		0.03%

Total Annual Fund Operating Expenses	0.40%
Fee Waiver and Expense Reimbursement	(0.20)%

Net Annual Fund Operating Expenses[1]	0.20%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees and Other Expenses from exceeding 0.20%.

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Example

This Example is intended to help you compare the cost of investing in the Funds’ Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$18	$65	$115	$265

TempCash	$18	$69	$124	$288

FedFund	$20	$84	$154	$359

T-Fund	$20	$82	$149	$348

Federal Trust Fund	$20	$97	$181	$428

Treasury Trust Fund	$20	$89	$163	$382

MuniFund	$20	$95	$177	$417

MuniCash	$20	$93	$172	$405

California Money Fund	$20	$110	$209	$497

New York Money Fund	$20	$108	$204	$486

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund, TempCash and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all the NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash, California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund, TempCash, MuniFund and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund and TempCash.  Each Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. TempCash may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations.  TempFund and TempCash.  Each Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit,

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bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Each Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

TempCash may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund and TempCash.  Each Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by TempCash may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements.  TempFund and TempCash.  Each Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the

25

corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund and TempCash.  In addition, TempFund and TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund, TempCash, FedFund and T-Fund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, MuniCash, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that

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commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  TempCash, California Money Fund and New York Money Fund.  A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

Municipal Obligations.  TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive some fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

TempCash	0.09%	0.08%

FedFund	0.11%	0.07%

T-Fund	0.10%	0.07%

Federal Trust Fund	0.10%	0.04%

Treasury Trust Fund	0.11%	0.06%

MuniFund	0.09%	0.09%

MuniCash	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected institutions that provide services to its customers who are beneficial owners of the Funds and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund, TempCash, FedFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 PM Eastern time). The NAV of TempFund, TempCash, FedFund and T-Fund is determined as of 6:00 PM Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350), through the Funds’ internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

Certain accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase the account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. Each investor desiring to use this privilege

31

should consult its bank for details. The Funds, the Adviser and PNC have obtained exemptive relief from the SEC to permit any of the taxable Funds to enter into overnight repurchase agreements with PNC and certain of its affiliates to accommodate a sweep program for shareholders that are customers of PNC or its affiliates. The exemptive order contains a number of collateralization, pricing and monitoring requirements designed to protect the Funds’ interests and is described in greater detail in the Funds’ Statement of Additional Information.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Institutional Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 PM Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Institutional Shares.

Fund	Deadline (Eastern time)

TempFund*†	5:30 PM

TempCash*	5:30 PM

FedFund*†	5:00 PM

T-Fund*	5:30 PM

Federal Trust Fund	2:30 PM

Treasury Trust Fund	2:30 PM

MuniFund	2:30 PM

MuniCash	2:30 PM

California Money Fund	1:00 PM

New York Money Fund	12:30 PM

†	The deadline for purchase orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 PM Eastern time. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.
*	Purchase orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 PM Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Institutional Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Institutional Shares is $3 million. There is no minimum subsequent investment. A Fund, at its discretion, may reduce the minimum initial investment for Institutional Shares for specific institutions whose aggregate relationship with the Funds is substantially equivalent to this $3 million minimum and warrants this reduction.

Institutional Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Institutional Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their

32

accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Institutional Shares of the Funds. An institution purchasing Institutional Shares of the Fund on behalf of its customers is responsible for transmitting orders to a Fund in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the Business Day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)

TempFund*†	5:30 PM

TempCash*	5:30 PM

FedFund*†	5:00 PM

T-Fund*	5:30 PM

Federal Trust Fund	2:30 PM

Treasury Trust Fund	2:30 PM

MuniFund**	12:30 PM

MuniCash**	12:30 PM

California Money Fund***	1:00 PM

New York Money Fund**	12:30 PM

†	The deadline for redemption orders for TempFund and FedFund Institutional Shares placed pursuant to the sweep program for shareholders that are customers of PNC or its affiliates is 6:00 PM Eastern time. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
*	Redemption orders for TempFund, TempCash, FedFund and T-Fund Institutional Shares placed after 3:00 PM Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
**	Redemption orders for MuniFund, MuniCash and New York Money Fund Institutional Shares placed between 12:00 Noon and 12:30 PM Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Institutional Shares placed between 12:00 Noon and 1:00 PM Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Institutional Share account if the value of the account is less than $100,000, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Institutional Share account to $100,000 or more, no such redemption shall take place. If a shareholder’s

33

Institutional Share account falls below an average of $100,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Institutional Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers agreements.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, MuniCash, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax

34

purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductable from California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York

35

Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders or their authorized representative an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

36

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Institutional Shares of each Fund for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers (“PwC”) LLP. PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Institutional Shares

The table below sets forth selected financial data for a TempFund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0109	$0.0113	$0.0186	$0.0477	$0.0611

Less Distributions:
Dividends to Shareholders from Net Investment Income	$0.0109	$(0.0113)	$(0.0186)	$(0.0477)	$(0.0611)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.09%	1.14%	1.88%	4.87%	6.28%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$17,452,337	$20,081,053	$19,871,753	$26,150,330	$15,862,970
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.21%	0.20%	0.18%	0.20%	0.20%
Ratio of Net Investment Income to Average Daily Net Assets	1.09%	1.15%	1.88%	4.62%	6.12%

37

TempCash Institutional Shares

The table below sets forth selected financial data for a TempCash Institutional Share outstanding throughout each period presented.

	Year Ended October 31,			One Month Ended October 31,	Year Ended September 30,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0112	$0.0118	$0.0193	$0.0483	$0.0613

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0112)	$(0.0118)	$(0.0193)	$(0.0483)	$(0.0613)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.13%	1.18%	1.95%	4.93%	6.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,850,023	$11,193,249	$7,195,494	$4,923,190	$3,785,528
Ratio of Expenses to Average Daily Net Assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.23%	0.23%	0.24%	0.29%	0.31%
Ratio of Net Investment Income to Average Daily Net Assets	1.11%	1.18%	1.92%	4.76%	6.18%

FedFund Institutional Shares

The table below sets forth selected financial data for a FedFund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0105	$0.0110	$0.0183	$0.0469	$0.0594

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0105)	$(0.0110)	$(0.0183)	$(0.0469)	$(0.0594)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.05%	1.10%	1.85%	4.79%	6.10%
Ratios/Supplemental Data:
Net Assets, End of Period $(000)	$1,883,220	$2,163,336	$1,955,108	$1,684,597	$1,400,232
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.29%	0.28%	0.26%	0.27%	0.29%
Ratio of Net Investment Income to Average Daily Net Assets	1.04%	1.10%	1.82%	4.61%	6.01%

38

T-Fund Institutional Shares

The table below sets forth selected financial data for a T-Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0098	$0.0106	$0.0179	$0.0454	$0.0579

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0098)	$(0.0106)	$(0.0179)	$(0.0454)	$(0.0579)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.99%	1.06%	1.80%	4.63%	5.95%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,438,998	$2,601,725	$2,831,278	$2,582,091	$2,209,396
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.28%	0.27%	0.25%	0.27%	0.28%
Ratio of Net Investment Income to Average Daily Net Assets	0.98%	1.06%	1.79%	4.46%	5.77%

Federal Trust Fund Institutional Shares

The table below sets forth selected financial data for a Federal Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0101	$0.0106	$0.0183	$0.0465	$0.0593

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0101)	$(0.0106)	$(0.0183)	$(0.0465)	$(0.0593)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.02%	1.07%	1.84%	4.75%	6.10%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$88,886	$193,437	$194,335	$187,005	$138,396
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.35%	0.35%	0.30%	0.31%	0.34%
Ratio of Net Investment Income to Average Daily Net Assets	0.97%	1.07%	1.84%	4.53%	5.84%

39

Treasury Trust Fund Institutional Shares

The table below sets forth selected financial data for a Treasury Trust Fund Institutional Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0098	$0.0170	$0.0443	$0.0552

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0091)	$(0.0098)	$(0.0170)	$(0.0443)	$(0.0552)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.99%	1.71%	4.52%	5.66%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$783,247	$1,401,853	$1,053,635	$766,758	$846,651
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.19%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.20%	0.20%	0.19%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.31%	0.30%	0.28%	0.27%	0.29%
Ratio of Net Investment Income to Average Daily Net Assets	0.89%	0.97%	1.70%	4.48%	5.49%

40

MuniFund Institutional Shares

The table below sets forth selected financial data for a MuniFund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0095	$0.0096	$0.0142	$0.0302	$0.0379

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0095)	$(0.0096)	$(0.0142)	$(0.0302)	$(0.0379)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.95%	0.96%	1.43%	3.06%	3.86%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,812,753	$1,549,951	$1,037,163	$688,837	$605,741
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.34%	0.35%	0.37%	0.39%	0.41%
Ratio of Net Investment Income to Average Daily Net Assets	0.95%	0.93%	1.41%	3.02%	3.79%

MuniCash Institutional Shares

The table below sets forth selected financial data for a MuniCash Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0100	$0.0108	$0.0156	$0.0325	$0.0392

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0100)	$(0.0108)	$(0.0156)	$(0.0325)	$(0.0392)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.01%	1.09%	1.57%	3.30%	3.99%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2,315,927	$2,054,465	$1,257,237	$809,890	$298,832
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.33%	0.34%	0.36%	0.40%	0.40%
Ratio of Net Investment Income to Average Daily Net Assets	1.01%	1.04%	1.55%	3.04%	3.91%

41

California Money Fund Institutional Shares

The table below sets forth selected financial data for a California Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0092	$0.0094	$0.0132	$0.0271	$0.0326

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0092)	$(0.0094)	$(0.0132)	$(0.0271)	$(0.0326)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.94%	1.33%	2.74%	3.31%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$454,698	$496,630	$456,081	$542,541	$575,735
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.20%	0.19%	0.19%	0.19%	0.20%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.41%	0.40%	0.42%	0.44%	0.44%
Ratio of Net Investment Income to Average Daily Net Assets	0.92%	0.93%	1.32%	2.72%	3.25%

New York Money Fund Institutional Shares

The table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0096	$0.0131	$0.0285	$0.0364

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.96%	1.32%	2.89%	3.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,346	$347,960	$362,077	$369,989	$302,194
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.40%	0.41%	0.44%	0.46%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.95%	1.31%	2.82%	3.61%

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HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1-800-821-6006

TempFund Institutional Shares Code #:	24
TempCash Institutional Shares Code #:	21
FedFund Institutional Shares Code #:	30
T-Fund Institutional Shares Code #:	60
Federal Trust Institutional Shares Code #:	11
Treasury Trust Fund Institutional Shares Code #:	62
MuniFund Institutional Shares Code #:	50
MuniCash Institutional Shares Code #:	48
California Money Fund Institutional Shares Code #:	52
New York Money Fund Institutional Shares Code #:	53

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds

100 Bellevue Parkway

Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

BRLF-P-001	The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Plus Shares

Investment Portfolios Offered by

BlackRock Liquidity Funds

PROSPECTUS

March 1, 2005

BLACKROCK

LIQUIDITY

FUNDS

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

Welcome to the BlackRock Liquidity Funds Prospectus for Plus Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in Plus Shares of the BlackRock Liquidity Funds.

This Prospectus contains information about the Plus Shares of the Trust’s TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively the “Funds”). The Funds are advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Plus Shares are sold to institutions that have entered into servicing agreements with the Funds in connection with their investments.

The Funds are offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund T-Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	Each Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

T-Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Fund

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

Performance Information

Plus Shares do not have a performance history as of the date of this Prospectus. As a result, the Bar Charts below indicate the risks of investing in Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) by showing how the performance of such Shares of each Fund has varied from year to year; and by showing the average annual return for such Shares of each Fund. The Tables show the average annual return for the 1, 5 and 10 year periods for the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund). The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]	1.01%	2.65%	3.95%

7-Day Yield As of December 31, 2004
TempFund Dollar Shares[1]	1.94%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	0.88%	2.49%	3.80%

7-Day Yield As of December 31, 2004
T-Fund Dollar Shares[1]	1.53%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
MuniFund Dollar Shares[1]	0.79%	1.72%	2.41%

7-Day Yield As of December 31, 2004
MuniFund Dollar Shares[1]	1.47%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
California Money Dollar Shares[1]	0.77%	1.53%	2.25%

7-Day Yield As of December 31, 2004
California Money Dollar Shares[1]	1.43%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

7-Day Yield As of December 31, 2004
New York Money Fund Institutional Shares[1]	1.68%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	Because the Plus Shares of the Fund have not yet commenced operations, the performance shown is that of the Institutional Shares of the Fund, which is the only share class of the Fund with a ten year history; the Institutional Shares are offered by a separate prospectus. Institutional Shares and Plus Shares of the Fund should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their performance should differ only to the extent that they bear different expenses.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Plus Shares
Management Fees	0.08%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.13%
Administration Fees		0.11%
Miscellaneous		0.02%

Total Annual Fund Operating Expenses	0.46%

Fee Waiver and Expense Reimbursement	(0.03)%
Net Annual Fund Operating Expenses[1]	0.43%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Plus Shares
Management Fees	0.12%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.16%
Administration Fees		0.15%
Miscellaneous		0.01%

Total Annual Fund Operating Expenses	0.53%

Fee Waiver and Expense Reimbursement	(0.08)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Plus Shares
Management Fees	0.16%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.18%
Administration Fees		0.16%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.59%

Fee Waiver and Expense Reimbursement	(0.14)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Plus Shares
Management Fees	0.20%
Distribution (12b-1) Fees	0.40%
Other Expenses	0.21%
Administration Fees		0.18%
Miscellaneous		0.03%
Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.36)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Plus Shares
Management Fees	0.20%
Distribution (12b-1) Fees	0.40%
Other Expenses	0.20%
Administration Fees		0.17%
Miscellaneous		0.03%
Total Annual Fund Operating Expenses	0.80%

Fee Waiver and Expense Reimbursement	(0.35)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Plus Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Plus Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Plus Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempFund	$44	$145	$255	$576
T-Fund	$46	$162	$288	$657
MuniFund	$46	$175	$315	$725
California Money Fund	$46	$223	$414	$968
New York Money Fund	$46	$220	$410	$957

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempFund. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations. TempFund. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or support by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of its assets.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempFund. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements. TempFund. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Funds’ policy regarding investments in illiquid securities.

Illiquid Securities. TempFund, MuniFund, California Money and New York Money Fund. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations. MuniFund, California Money Fund and New York Money Fund. Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, they do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund. In addition, TempFund may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempFund and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempFund and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniFund, California Money Fund and New York Money Fund. Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations. All Funds. The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration. California Money Fund and New York Money Fund. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. In addition, a substantial part of the portfolios of the California Money Fund and New York Money Fund may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers. TempFund. The Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure. TempFund, MuniFund, California Money Fund and New York Money Fund. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign county involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempFund, MuniFund, California Money Fund and New York Money Fund. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risks of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund. The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other considerations relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees otherwise payable to them and reimburse certain expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Funds paid BIMC and PFPC the following advisory and administration fees, net of waivers, as a percentage of each Fund’s average daily net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC
TempFund	0.09%	0.07%
T-Fund	0.10%	0.07%
MuniFund	0.09%	0.09%
California Money Fund	0.07%	0.10%
New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing of Fund shares and other investment companies advised by BIMC.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV	=	- (Liabilities of the Class)
Number of Outstanding Shares
of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase or redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Funds’ office in Wilmington, Delaware by telephone (800-441-7450; in Delaware: 302-797-2350) through the Funds’ internet-based order entry program or by such other electronic means as the Funds agree to in their sole discretion.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Plus Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at their discretion reject any purchase order for Plus Shares.

Fund	Deadline (Eastern time)
TempFund*	5:30 pm
T-Fund*	5:30 pm
MuniFund	2:30 pm
California Money Fund	1:00 pm
New York Money Fund	12:30 pm

*	Purchase orders for TempFund and T-Fund Plus Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders or to reject an order for any reason.

Payment for Plus Shares of a Fund may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Plus Shares is $5,000. (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Funds reserve the right to vary or waive the minimum and subsequent investment requirements.

Plus Shares of the Funds are sold without a sales charge. Institutional investors purchasing or holding Plus Shares of the Funds for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing Plus Shares of the Funds. An institution purchasing Plus Shares of the Funds on behalf of its customers is responsible for transmitting orders to the Funds in accordance with its customer agreements.

Redemption of Shares

Redemption orders must be transmitted to the Funds’ office in Wilmington, Delaware in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by the deadlines outlined in the chart below, payment for redeemed shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempFund*	5:30 pm
T-Fund*	5:30 pm
MuniFund**	12:30 pm
California Money Fund***	1:00 pm
New York Money Fund**	12:30 pm

*	Redemption orders for TempFund and T-Fund Plus Shares placed after 3:00 pm Eastern time may only be transmitted by telephone. The Funds reserve the right to limit the amount of such orders that will be paid the same day.

**	Redemption orders for MuniFund and New York Money Fund Plus Shares place between 12:00 Noon and 12:30 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $10 million per institution per Fund. The Funds reserve the right to limit the amount of such orders that will be paid on the same day.
***	Redemption orders for California Money Fund Plus Shares placed between 12:00 Noon and 1:00 pm Eastern time may only be transmitted by telephone. Such orders are limited to a maximum of $5 million per institution. The Fund reserves the right to limit the amount of such orders that will be paid on the same day.

The Funds shall have the right to redeem shares in any Plus Share account if the value of the account is less than $5,000 (other than due to market fluctuations), after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Plus Share account to $5,000 or more, no such redemption shall take place. If a shareholder’s Plus Share account falls below an average of $5,000 in any particular calendar month, the account may be charged an account maintenance fee with respect to that month (with the exception of TempFund). Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Plus Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customers agreements.

Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Funds in connection with the investment of fiduciary funds in Plus Shares. (See also “Management of the Fund – Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Plus Shares.

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investments or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Plus Distribution and Service Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Plus Shares. Pursuant to a Distribution and Services Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds will enter into an agreement with each Service Organization which purchases Plus Shares. The agreement will require the Service Organization to provide distribution and sales support and shareholder services to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares of TempFund, T-Fund and MuniFund, and up to 0.40% (on an annualized basis ) of the average daily net asset value of the Plus Shares of California Money Fund and New York Money Fund, held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of your investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to their customers a schedule of any fees that they may charge customers in connection with their investments in Plus Shares.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 8950, Wilmington, Delaware 19885 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by TempFund and T-Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply, however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*     *     *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the shareholders of the California Money Fund and New York Money Fund, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The Plus Shares of the Funds do not have a financial history as of the date of this Prospectus. As a result, the financial highlights tables are intended to help you understand the financial performance of the Dollar Shares of each Fund (Institutional Shares for the New York Money Fund) for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

TempFund Dollar Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0084	$0.0088	$0.0161	$0.0452	$0.0586

Less Distributions:
Dividends to Shareholders from
Net Investment Income	$(0.0084)	$(0.0088)	$($0.0161)	$(0.0452)	$(0.0586)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	0.89%	1.62%	4.61%	6.02%
Ratios/Supplemental Data:

Net Assets, End of Period (000)	$3,665,117	$3,818,036	$4,309,354	$5,677,232	$815,132
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.45%	0.43%	0.45%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	0.83%	0.90%	1.63%	4.32%	5.94%

T-Fund Dollar Shares

T-Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.79%	1.54%	4.34%	5.54%

MuniFund Dollar Shares

MuniFund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0070	$0.0071	$0.0117	$0.0277	$0.0354

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)	$(0.0354)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.70%	0.71%	1.18%	2.81%	3.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$82,323	$37,749	$74,526	$70,990	$63,619
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.74%	1.18%	2.66%	3.55%

California Money Fund Dollar Shares

California Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a California Money Fund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0067	$0.0069	$0.0107	$0.0246	$0.0301

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0067)	$(0.0069)	$(0.0107)	$(0.0246)	$(0.0301)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.68%	0.69%	1.07%	2.49%	3.05%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,347	$15,463	$29,922	$27,460	$10,212
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%	0.65%	0.67%	0.69%	0.69%
Ratio of Net Investment Income to Average Daily Net Assets	0.66%	0.71%	1.12%	2.45%	2.98%

New York Money Fund Institutional Shares

New York Money Fund Plus Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a New York Money Fund Institutional Share outstanding throughout each period presented.

	Year End October 31
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0091	$0.0096	$0.0131	$0.0285	$0.0364

Less Distributions:
Dividends to Shareholders from
Net Investment Income	$(0.0091)	$(0.0096)	$(0.0131)	$(0.0285)	$(0.0364)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.92%	0.96%	1.32%	2.89%	3.71%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,346	$347,960	$362,077	$369,989	$302,194
Ratio of Expenses to Average Daily Net Assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.19%	0.19%	0.19%	0.19%	0.19%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.40%	0.40%	0.41%	0.44%	0.46%
Ratio of Net Investment Income to Average Daily Net Assets	0.90%	0.95%	1.31%	2.82%	3.61%

HOW TO CONTACT BLACKROCK LIQUIDITY FUNDS

For purchases and redemption orders only call: 1-800-441-7450

For yield information call: 1 800-821-6006

TempFund Plus Shares Code:	H4
T-Fund Plus Shares Code:	32
MuniFund Plus Shares Code:	K4
California Money Fund Plus Shares Code:	58
New York Money Fund Plus Shares Code:	56

For other information call: 1-800-821-7432 or visit our website at www.blackrock.com

Written correspondence may be sent to:

BlackRock Liquidity Funds
100 Bellevue Parkway
Wilmington, DE 19809

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling 1-800-821-7432. Other information is available on the Funds’ web site at www.blackrock.com. Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

THE SIERRA CLUB is America’s oldest, largest
and most influential grassroots environmental organization. The Club’s 700,000 members and countless other Club supporters and environmental advocates understand the value and urgency of the Sierra Club message:

Explore, enjoy and protect the planet.

Sierra Club Mutual Funds present a new way for people to support these goals while investing for their future. The mission of the Funds is to:

1) help you pursue your investment goals

2) invest in companies that meet environmental guidelines

3) help support the programs of the Sierra Club

The FedFund - Cash Reserve Shares complements the Sierra Club Stock Fund and the Sierra Club Balanced Fund with a money market alternative managed by BlackRock Institutional Management Corporation.

Invest with your brain and heart.
Invest for our planet.

Introduction

W elcome to the BlackRock Liquidity Funds Prospectus for FedFund Cash Reserve Shares.

The Prospectus has been written to provide you with information you need to make an informed decision about whether to invest in the Cash Reserve Shares of FedFund (the “Fund”), one of the ten portfolios of the BlackRock Liquidity Funds. The Fund is advised by BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”).

Cash Reserve Shares are sold to institutions that have entered into servicing agreements with the Fund in connection with their investments.

The Fund is offered to banks, corporations and other financial institutions that seek investment of short-term funds for their own accounts or for the accounts of their customers.

1

Risk/Return Summary

Investment Goals:

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share. The Fund seeks as high a level of current income as is consistent with liquidity and stability of principle. The investment goal of the Fund may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies:

The Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

Principal Risks of Investing:

Although the Fund invests in money market instruments which the Adviser, believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. The Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to

2

preserve the value of your investment at a NAV of $1.00 per share, it is possible to lose money by investing in the Fund.

Securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

3

Performance Information

The Bar Chart below indicates the risks of investing in the FedFund Cash Reserve Shares by showing how the performance of its shares has varied from year to year; and by showing the average annual return for FedFund Cash Reserve Shares. The Tables show the average annual return for the 1 year and since inception periods for FedFund Cash Reserve Shares. The Bar Chart and the Table assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
0.34%	0.12%
(12/31/04)	(03/31/04)

4

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	Since Inception April 1, 2003

FedFund Cash Reserve Shares	0.80%	0.70%

7-Day Yield As of December 31, 2004

FedFund Cash Reserve Shares	1.68%

Current Yield:  You may obtain the Fund’s current 7-day yield by calling (866)-897-5982 or by visiting the Sierra Club Funds’ web site at www.sierraclubfunds.com.

5

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold FedFund Cash Reserve Shares.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Cash Reserve Shares
Management Fees	0.12%
Other Expenses	0.57%
Administration Fees		0.15%
Shareholder Servicing Fees		0.40%
Miscellaneous		0.02%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver and Expense Reimbursement	(0.09)%
Net Annual Fund Operating Expenses[1]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep to combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Cash Reserve Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Cash Reserve Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Reserve Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
FedFund	$61	$212	$375	$850

6

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISKS

Investment Strategies

The Fund’s investment goal is described under the Risk/Return Summary. The following is additional information concerning the Fund’s investment strategies.

The Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by the Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

Investments

The section below describes the particular types of securities in which the Fund principally invests. The Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the inside back cover of this Prospectus. The Statement of Additional Information also describes the Fund’s policies and procedures concerning the disclosure of their portfolio holdings.

Borrowing.  During periods of unusual market conditions, the Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Fund will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. The Fund will not purchase portfolio securities while borrowings in excess of 5% of the Fund’s total assets are outstanding.

7

Investment Company Securities.  The Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Repurchase Agreements.  The Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  The Fund may enter into reverse repurchase agreements. The Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. The Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

U.S. Government Obligations.  The Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and related custodial receipts.

U.S. Treasury Obligations.  The Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  The Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  The Fund may purchase securities on a “when-issued” or “delayed settlement”

8

basis. The Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. The Fund does not intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. The Fund does not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

Risk Factors

The principal risks of investing in the Fund are described above in the Risk/Return Summary. The following supplements that description.

Credit Risk.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with municipal obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by a nationally recognized statistical rating organization (“NRSRO”) are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Interest Rate Risk.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of the Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of the Fund’s investment portfolio. The Fund does not currently intend to employ investment strategies that involve leverage risk.

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Liquidity.  The risk that the Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, or other reasons.

U.S. Government Obligations.  Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if not obligated to do so by law.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages the Fund and is responsible for all purchases and sales of the Fund’s securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on the Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the co-administrator, have contractually agreed to waive some fees otherwise payable to them and reimburse expenses. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, the Fund paid BIMC and PFPC advisory and administration fees, net of waivers, of 0.07% and 0.11%, respectively, of its average daily net assets.

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by the Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time,

11

out of its assets and not as an additional charge to the Fund, to selected Service Organizations (as defined below) and other persons in connection with the sale, distribution and/or servicing Fund shares and other investment companies advised by BIMC.

12

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem the Fund’s share is the NAV next determined after confirmation of your order. The Fund calculates NAV as follows:

NAV =	(Value of Assets of a Class) —(Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, the Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

The Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The FedFund’s NAV is determined as of 6:00 pm Eastern time.

The Fund reserves the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which the Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Fund may, but is not required to, open for pur -

13

chase or redemption transactions [if the Federal Reserve wire payment system is open]. To learn whether the Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Purchase orders for shares are accepted only on Business Days and must be transmitted to the Fund’s office in Westborough, MA by telephone at (866) 897-5982.

The deadline for receipt of purchase orders for FedFund Cash Reserve Shares is 5:00 pm Eastern time. A purchase order will be executed by PFPC on the Business Day that it is received only if such order is received by 5:00 pm Eastern time and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Fund will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. The Fund may at its discretion reject any purchase order for Cash Reserve Shares.

Payment for the Fund’s Cash Reserve Shares may be made only in federal funds or other immediately available funds. The minimum initial investment by an institution for Cash Reserve Shares is $2,500 ($1,000 for IRAs and qualified education savings accounts). (However, institutional investors may set a higher minimum for their customers.) There is no minimum subsequent investment. The Fund reserves the right to vary or waive the minimum and subsequent investment requirements.

Cash Reserve Shares are sold without a sales charge. Institutional investors purchasing or holding the Fund’s Cash Reserve Shares for their customer accounts may charge customer fees for cash management and other services provided in connection with their accounts. A customer should, therefore, consider the terms of its account with an institution before purchasing the Fund’s Cash Reserve Shares. An institution purchasing the Fund’s Cash Reserve Shares on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customer agreements.

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Redemption of Shares

Redemption orders must be transmitted to the Fund’s office in Westborough, MA in the manner described under “Purchase of Shares.”

If redemption orders are received by PFPC on a Business Day by 5:00 pm Eastern time, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after 5:00 pm Eastern time will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, the Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

The Fund shall have the right to redeem shares in any Cash Reserve Share account if the value of the account is less than $2,500 ($1,000 for IRAs and qualified education savings accounts), other than due to market fluctuations, after 60-days’ prior written notice to the shareholder. If during the 60-day period the shareholder increases the value of its Cash Reserve Share account to $2,500 ($1,000 for IRAs and qualified education savings accounts) or more, no such redemption shall take place. If a shareholder’s Cash Reserve Share account falls below an average of $2,500 ($1,000 for IRAs and qualified education savings accounts) in any particular calendar month, the account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, the Fund may redeem shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of the Fund on behalf of its customers is responsible for transmitting orders to the Fund in accordance with its customers agreements.

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Conflict of interest restrictions may apply to an institution’s receipt of compensation paid by the Fund in connection with the investment of fiduciary funds in Cash Reserve Shares. (See also “Management of the Fund—Service Organizations,” as described in the Statement of Additional Information.) Institutions, including banks regulated by the Comptroller of the Currency and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal advisers before investing fiduciary funds in Cash Reserve Shares.

Additional Purchase and Redemption Information

The Fund has not adopted a market timing policy because it seeks to maintain a stable NAV of $1.00 and because generally it is used for short-term investments or cash management purposes. There can be no assurances, however, that the Fund may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Cash Reserve Shareholder Services Plan

Institutional investors, such as banks, savings and loan associations and other financial institutions, including affiliates of PNC (“Service Organizations”), may purchase Cash Reserve Shares. Pursuant to a Shareholder Services Plan adopted by the Fund’s Board of Trustees, the Fund will enter into an agreement with each Service Organization which purchases Cash Reserve Shares. The agreement will require the service organization to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Cash Reserve Shares held by the Service Organization, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.” Under the terms of the agreements, Service Organizations are required to provide to

16

their customers a schedule of any fees that they may charge customers in connection with their investments in Cash Reserve Shares.

The Fund also offers other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

The Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder, within five business days after the end of the month or within five business days after a redemption of all of a shareholder’s shares of a particular class.

Institutional shareholders may elect to have their dividends reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash. Reinvestment elections, and any revocations thereof, must be made in writing to PFPC, the Funds’ transfer agent, at P.O. Box 9820, Providence, RI 02940-9820 and will become effective after its receipt by PFPC with respect to dividends paid.

Federal Taxes

Distributions paid by the Fund will generally be taxable to shareholders. The Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA, qualified education savings accounts or other tax-qualified plan will not be currently taxable.

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Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Fund will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Fund that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of the Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*            *            *

PFPC, as transfer agent, will send each of the Fund’s shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

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Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Fund’s Cash Reserve Shares since their inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal year ended October 31, 2004 has been audited by the Fund’s independent registered public accountants, Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Fund’s prior fiscal period were audited by its former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s report on those financial highlights expressed an unqualified opinion.

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FedFund Cash Reserve Shares

The table below sets forth selected financial data for a FedFund Cash Reserve Share outstanding throughout the period presented.

	Year Ended October 31, 2004	For the Period April 1, 2003[1] through October 31, 2003
Net Asset Value, Beginning of Period	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0065	$0.0034

Less Distributions: Dividends to Shareholders from
Net Investment Income	$(0.0065)	$(0.0034)

Net Asset Value, End of Period	$1.00	$1.00

Total Return	0.65%	0.59%[2]
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$9,276	$13,492
Ratio of Expenses to Average Daily Net Assets	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.69%	0.69%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.62%	0.58%[2]
[1]	Commencement of Operations.
[2]	Annualized.

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Investment Advisor BlackRock Institutional	More information on this Fund is available free upon request, including the following:
Management Corporation	Annual & Semi-Annual Reports

Co-Administrators BlackRock Institutional Management Corporation and PFPC Inc.	These reports show the holdings and the financial statements of the Fund and discuss the market conditions and strategies that significantly affected its performance.

Distributor BlackRock Distributors, Inc.	Statement of Additional Information
Counsel Drinker Biddle & Reath LLP	The Statement of Additional Information (“SAI”) contains additional and more detailed information about each Fund, and is considered part of this Prospectus.

Independent Accountants Deloitte & Touche LLP	How do I obtain a copy of these documents? By following one of the four procedures below:

Custodian PFPC Trust Company	1. Call or write, and copies will be sent to you free of charge:
Transfer Agent PFPC Inc.	Sierra Club Funds 433 California Street, 11th Floor San Francisco, CA 94104 (866) 897-5982

2.      Call or write to the Public Reference Section of the
Securities and Exchange Commission (“SEC”) and ask
them to mail you a copy. The SEC charges a fee for
this service. You can also drop by the Public
Reference Section and copy the documents while you
are there. Information about the Public Reference
Section may be obtained by calling the number below.

Public Reference Section of the SEC Washington, D.C. 20549-6009 (202) 942-8090

3. Go to the EDGAR database on the SEC’s web site at www.sec.gov and download a free text-only copy.

4. After paying a duplicating fee, you may also send an electronic request to the SEC at publicinfo@sec.gov.

Bear Stearns

Premier Shares

Prospectus

March 1, 2005

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects

3

that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Premier Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
TempFund Dollar Shares[1]	1.01%	2.65%	3.95%

	7-Day Yield As of December 31, 2004
TempFund Dollar Shares[1]		1.94%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

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Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Bear Stearns Premier Shares		1.58%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

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Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniFund Dollar Shares[1]	0.79%	1.72%	2.41%

	7-Day Yield As of December 31, 2004

MuniFund Dollar Shares[1]		1.47%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares will be 0.70%.

8

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Bear Stearns Premier Shares		1.28%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

9

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Bear Stearns Premier Shares		1.28%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Institutional Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Institutional Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Institutional Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

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Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.08%
Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.63%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1,2]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.60%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.67%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.01%
Total Annual Fund Operating Expenses	0.89%

Fee Waiver and Expense Reimbursement	(0.29)%
Net Annual Fund Operating Expenses[1,2,3]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Net Annual Fund Operating Expenses have been restated from 0.70% to 0.60% to reflect current expense limitations for the current year.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.16%
Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.68%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	0.94%

Fee Waiver and Expense Reimbursement	(0.24)%
Net Annual Fund Operating Expenses[1,2]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.20%
Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.71%
Administration Fees[1]		0.18%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.01%

Fee Waiver and Expense Reimbursement	(0.31)%
Net Annual Fund Operating Expenses[1,2,3]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.
[3]	The Net Annual Fund Operating Expenses have been restated from 0.60% to 0.70% to reflect current expense limitations for the current year.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Shares

Management Fees[1]	0.20%
Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%
Total Annual Fund Operating Expenses	1.00%

Fee Waiver and Expense Reimbursement	(0.30)%
Net Annual Fund Operating Expenses[1,2,3]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.
[3]	The Net Annual Fund Operating Expenses have been restated from 0.60% to 0.70% to reflect current expense limitations for the current year.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$61	$238	$429	$982

FedFund	$61	$255	$465	$1,069

MuniFund	$72	$276	$497	$1,133

California Money Fund	$72	$291	$528	$1,208

New York Money Fund	$72	$289	$523	$1,197

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

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Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, MuniFund, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities   All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

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Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat

17

higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  A Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage

18

Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other consideration relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this

19

Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

FedFund	0.11%	0.07%

MuniFund	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Premier Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

NAV =	(Value of Assets of a Class) - (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was

22

not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Fund	Deadline (Eastern time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and

24

shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by

25

shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

26

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

27

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Shares of each Fund since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

TempFund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0084	$0.0088	$0.0161	$0.0452	$0.0586

Less Distributions:
Dividends to Shareholders from
Net Investment Income	$(0.0084)	$(0.0088)	$(0.0161)	$(0.0452)	$(0.0586)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	0.89%	1.62%	4.61%	6.02%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,665,117	$3,818,036	$4,309,354	$5,677,232	$815,132
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.45%	0.43%	0.45%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	0.84%	0.90%	1.63%	4.32%	5.94%

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FedFund Bear Stearns Premier Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0038

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0038)

Net Asset Value, End of Period	$1.00

Total Return	0.38%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.79%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.60%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Dollar Shares

MuniFund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0070	$0.0071	$0.0117	$0.0277	$0.0354

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)	$(0.0354)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.70%	0.71%	1.18%	2.81%	3.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$82,323	$37,749	$74,526	$70,990	$63,619
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.74%	1.18%	2.66%	3.55%

29

California Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0036

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0036)

Net Asset Value, End of Period	$1.00

Total Return	0.36%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.81%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.55%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Premier Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004[1]
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:	$0.0034
Net Investment Income

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0034)

Net Asset Value, End of Period	$1.00

Total Return	0.34%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.60%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.59%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.55%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Private Client Shares

Prospectus

March 1, 2005

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Private Client Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects

3

that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Private Client Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Private Client Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(06/30/04)

6

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempFund Dollar Shares[1]	1.01%	2.65%	3.95%

	7-Day Yield As of December 31, 2004

TempFund Bear Stearns Private Client Shares	1.77%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

7

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Bear Stearns Private Client Shares	1.68%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

8

Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniFund Dollar Shares[1]	0.79%	1.72%	2.41%

	7-Day Yield As of December 31, 2004

MuniFund Bear Stearns Private Client Shares	1.22%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

9

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Bear Stearns Private Client Shares	1.18%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

10

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Bear Stearns Private Client Shares	1.18%

Current Yield:  You may call your broker to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Private Client Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Institutional Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Institutional Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

11

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.08%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.63%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.06%
Fee Waiver and Expense Reimbursement	(0.46)%

Net Annual Fund Operating Expenses[1,2]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.12%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.67%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.14%
Fee Waiver and Expense Reimbursement	(0.54)%

Net Annual Fund Operating Expenses[1,2]	0.60%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

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MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.68%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	1.19%
Fee Waiver and Expense Reimbursement	(0.49)%

Net Annual Fund Operating Expenses[1,2]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.71%
Administration Fees[1]		0.18%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.26%
Fee Waiver and Expense Reimbursement	(0.56)%

Net Annual Fund Operating Expenses[1,2]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

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New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.35%

Other Expenses	0.70%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	1.25%
Fee Waiver and Expense Reimbursement	(0.55)%

Net Annual Fund Operating Expenses[1,2]	0.70%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$61	$291	$540	$1,253

FedFund	$61	$309	$575	$1,338

MuniFund	$72	$329	$607	$1,400

California Money Fund	$72	$344	$638	$1,473

New York Money Fund	$72	$342	$633	$1,463

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

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■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the

16

credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, MuniFund, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

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TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

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Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  A Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.   Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are

19

backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other consideration relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously

20

experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC will be entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

FedFund	0.11%	0.07%

MuniFund	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Private Client Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Private Client Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm

23

Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Fund	Deadline (Eastern Time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Fund. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on any Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on the same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern Time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distrubutor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment

25

and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund—Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

26

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for

27

federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

28

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Private Client Shares of each Fund since inception. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a TempFund Bear Stearns Private Client Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0048

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0048)

Net Asset Value, End of Period	$1.00

Total Return	0.48%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$280,458
Ratio of Expenses to Average Daily Net Assets	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	1.05%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.96%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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FedFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Private Client Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0045

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0045)

Net Asset Value, End of Period	$1.00

Total Return	0.45%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$50,579
Ratio of Expenses to Average Daily Net Assets	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.58%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.80%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.92%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a MuniFund Bear Stearns Private Client Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0033

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0033)

Net Asset Value, End of Period	$1.00

Total Return	0.33%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$51,799
Ratio of Expenses to Average Daily Net Assets	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.83%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.67%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

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California Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0030)

Net Asset Value, End of Period	$1.00

Total Return	0.32%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$37,216
Ratio of Expenses to Average Daily Net Assets	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.91%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.63%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Private Client Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Private Client Share outstanding throughout each period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0030

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0030)

Net Asset Value, End of Period	$1.00

Total Return	0.30%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$53,933
Ratio of Expenses to Average Daily Net Assets	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.68%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.92%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.56%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

31

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns Premier Choice Shares

Prospectus

March 1, 2005

•	TempFund

•	FedFund

•	MuniFund

•	California Money Fund

•	New York Money Fund

This prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Choice Shares.

1

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempFund FedFund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniFund	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

California Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax as is consistent with liquidity and stability of principal.

New York Money Fund	The Fund seeks as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes as is consistent with liquidity and stability of principal.

Except for MuniFund, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

2

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempFund

TempFund invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank, and commercial obligations and repurchase agreements secured by such obligations.

FedFund

Under normal circumstances, FedFund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured by such obligations.

MuniFund

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

California Money Fund

The California Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of California and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects that it will invest at least 80% of its net assets in California Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from the interest on Municipal Obligations that is exempt from taxation under the Constitution or statutes of California (“California Municipal Obligations”) are exempt from regular federal and California State personal income tax. California Municipal Obligations include municipal securities issued by the State of California and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico.

New York Money Fund

The New York Money Fund invests primarily in Municipal Obligations issued by or on behalf of the State of New York and its authorities, agencies, instrumentalities and political subdivisions. The Fund may also invest in Municipal Obligations issued by or on behalf of other states, territories and possessions of the United States, District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions. The Fund expects

3

that it will invest at least 80% of its net assets in New York Municipal Obligations (as defined below). Dividends paid by the Fund that are derived from interest on obligations that is exempt from taxation under the Constitution or statutes of New York (“New York Municipal Obligations”) are exempt from regular federal, New York State and New York City personal income tax. New York Municipal Obligations include municipal securities issued by the State of New York and its political subdivisions, as well as certain non-New York governmental issuers such as the U.S. Virgin Islands and Guam.

4

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

FedFund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

California Money Fund and New York Money Funds

Each Fund is non-diversified. This means that each Fund may invest a greater percentage of its assets in a particular issuer, and that its performance will be dependent upon a smaller category of securities than a diversified portfolio. The California Money and New York Money Funds also concentrate their investments in California Municipal Obligations and New York Municipal Obligations, respectively. Accordingly, each Fund may experience greater fluctuations in NAV and may have greater risk of loss.

Dividends derived from interest on Municipal Obligations other than California Municipal Obligations or New York Municipal Obligations are exempt from regular federal income tax but are subject to California State personal income tax or New York State and New York City income taxes, respectively.

5

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Premier Choice Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Choice Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.58%	0.17%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

TempFund Dollar Shares[1]	1.01%	2.65%	3.95%
	7-Day Yield As of December 31, 2004

TempFund Dollar Shares[1]	1.94%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Choice Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Choice Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Choice Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Choice Shares is 0.45%.

6

Best Quarter	Worst Quarter
1.56%	0.16%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

FedFund Dollar Shares[1]	0.95%	2.58%	3.86%

	7-Day Yield As of December 31, 2004

FedFund Bear Stearns Premier Choice Shares	1.83%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. The performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

7

Best Quarter	Worst Quarter
0.98%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

MuniFund Dollar Shares[1]	0.79%	1.72%	2.41%

	7-Day Yield As of December 31, 2004

MuniFund Dollar Shares[1]	1.47%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

8

Best Quarter	Worst Quarter
0.85%	0.12%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

California Money Fund Dollar Shares[1]	0.77%	1.53%	2.25%

	7-Day Yield As of December 31, 2004

California Money Fund Bear Stearns Premier Choice Shares	1.43%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

9

Best Quarter	Worst Quarter
1.00%	0.19%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years

New York Money Fund Institutional Shares[1]	1.00%	1.88%	2.61%

	7-Day Yield As of December 31, 2004

New York Money Fund Bear Stearns Premier Choice Shares	1.68%

Current Yield:  You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Choice Shares and Institutional Shares represent interests in the same portfolio securities, Bear Stearns Premier Choice Shares will have returns and seven day yields that are lower than Institutional Shares because Bear Stearns Premier Choice Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Institutional Shares is 0.20%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Choice Shares is 0.45%.

10

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.08%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.53%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	(0.26)%

Net Annual Fund Operating Expenses[1,2]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Fund Operating Expenses do not exceed 0.45%.

FedFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.12%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.57%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.79%
Fee Waiver and Expense Reimbursement	(0.34)%

Net Annual Fund Operating Expenses[1,2]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

11

MuniFund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.16%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.58%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.02%

Total Annual Fund Operating Expenses	0.84%
Fee Waiver and Expense Reimbursement	(0.39)%

Net Annual Fund Operating Expenses[1,2]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

California Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.61%
Administration Fees[1]		0.18%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.91%
Fee Waiver and Expense Reimbursement	(0.46)%

Net Annual Fund Operating Expenses[1,2]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

12

New York Money Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Premier Choice Shares

Management Fees[1]	0.20%

Distribution (12b-1) Fees[2]	0.10%

Other Expenses	0.60%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.40%
Miscellaneous[1]		0.03%

Total Annual Fund Operating Expenses	0.90%
Fee Waiver and Expense Reimbursement	(0.45)%

Net Annual Fund Operating Expenses[1,2]	0.45%
[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years

TempFund	$46	$201	$369	$858

FedFund	$46	$218	$405	$946

MuniFund	$46	$229	$428	$1,001

California Money Fund	$46	$244	$459	$1,077

New York Money Fund	$46	$242	$454	$1,066

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MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempFund and MuniFund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

■	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

California Money Fund and New York Money Fund

Each Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Funds’ Board of Trustees. Securities purchased by each Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

■	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

■	securities that are issued or guaranteed by a person with such ratings;

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■	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

■	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

■	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempFund and MuniFund

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

TempFund, MuniFund, California Money Fund and New York Money Fund

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

California Money Fund and New York Money Fund

Substantially all of the Funds’ assets are invested in Municipal Obligations. The California Money Fund and New York Money Fund expect that they will invest at least 80% of their respective net assets in California Municipal Obligations and New York Municipal Obligations, respectively.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations.  TempFund.  The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets.

Bank Obligations.  TempFund.  The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

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Borrowing.  All Funds.  During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper.  TempFund.  The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements.

Funding Agreements.  TempFund.  The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities.  TempFund, MuniFund, California Money Fund and New York Money Fund.  No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities.  All Funds.  Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. Although each Fund may purchase Municipal Obligations subject to the federal alternative minimum tax, MuniFund, California Money Fund and New York Money Fund do not currently intend to do so. Other Municipal Obligations in which each Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. Each Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempFund.  In addition, TempFund may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements.  TempFund and FedFund.  Each Fund may enter into repurchase agreements.

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Reverse Repurchase Agreements and Securities Lending.  TempFund and FedFund.  Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments.  MuniFund, California Money Fund and New York Money Fund.  Each Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. Each Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations.  All Funds.  Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations.  All Funds.  Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments.  All Funds.  Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions.  All Funds.  Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration.  California Money Fund and New York Money Fund.  A substantial part of the Funds’ portfolios may be comprised of securities issued by the State of California and the State of New York, respectively. As a result, these Funds will be more susceptible to any economic, business, political or other developments which generally affect these sectors.

Credit Risk.  All Funds.  The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an

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NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Domestic Issuers.  TempFund.  A Fund considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ domestic issuer, and for purposes of TempFund’s investments, an issuer will also be considered a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Foreign Exposure.  TempFund, MuniFund, California Money Fund and New York Money Fund.  Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk.  All Funds.  Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk.  All Funds.  Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity.  All Funds.  The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations.  TempFund, MuniFund, California Money Fund and New York Money Fund.  In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations.  All Funds.  Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing

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the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Special Risks Affecting the California Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of California Municipal Obligations to timely meet their continuing obligations with respect to the payment of principal and interest. Any reduction in the creditworthiness of issuers of California Municipal Obligations could adversely affect the market values and marketability of California Municipal Obligations, and, consequently, the NAV of the Fund’s portfolio.

General obligation bonds of the State of California are currently rated A and A3, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting California Municipal Obligations. Financial and other considerations relating to the Fund’s investments in California Municipal Obligations are summarized in the Statement of Additional Information.

The Fund may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

Special Risks Affecting the New York Money Fund.  The Fund’s ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to timely meet their continuing obligations for the payment of principal and interest. Financial and other consideration relating to the Fund’s investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

Certain substantial issuers of New York Municipal Obligations (including issuers whose obligations may be acquired by the Fund) have historically experienced serious financial difficulties. These difficulties have historically jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. However, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obligations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers’ existing obligations and, possibly, in the obligations of other issuers of New York Municipal Obligations. Although as of the date of this Prospectus, no issuers of New York Municipal Obligations are in default with respect to the payment of their Municipal Obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the NAV of the Fund’s portfolio.

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General obligation bonds of the State of New York are currently rated AA and A1, respectively, by Standard & Poor’s Ratings Services and Moody’s Investors Service, Inc.

The Fund may invest more than 25% of its assets in Municipal Obligations, the interest on which is paid solely from revenues of similar projects if such investment is deemed necessary or appropriate by the Fund’s Adviser. To the extent that the Fund’s assets are so invested, the Fund will be subject to the particular risks presented by such similar projects to a greater extent than it would be if the Fund’s assets were not so invested.

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Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC

TempFund	0.09%	0.07%

FedFund	0.11%	0.07%

MuniFund	0.09%	0.09%

California Money Fund	0.07%	0.10%

New York Money Fund	0.07%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Premier Choice Shares. If you would like more information about these arrangements, please call your broker.

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Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempFund and FedFund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempFund and FedFund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm

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Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Fund	Deadline (Eastern Time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

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Fund	Deadline (Eastern Time)

TempFund	5:00 PM

FedFund	5:00 PM

MuniFund	12:00 Noon

California Money Fund	12:00 Noon

New York Money Fund	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distributor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear

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Stearns Premier Choice Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to the shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempFund and FedFund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniFund, California Money Fund and the New York Money Fund anticipate that substantially all of their income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of these Funds generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

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Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

Dividends that are paid by California Money Fund to non-corporate shareholders and are derived from interest on California Municipal Obligations or certain U.S. Government obligations are also exempt from California State personal income tax, provided that at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year consists of exempt-interest obligations, and such dividends are designated as exempt-interest dividends in a written notice mailed to the shareholders within 60-days of the close of the Fund’s taxable year. However, dividends paid to corporate shareholders subject to California State franchise tax or California State corporate income tax will be taxed as ordinary income to such shareholders, notwithstanding that all or a portion of such dividends is exempt from California State personal income tax. Moreover, to the extent that the Fund’s dividends are derived from interest on debt obligations other than California Municipal Obligations or certain U.S. Government obligations, such dividends will be subject to California State personal income tax, even though such dividends may be exempt for federal income tax purposes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund generally will not be deductible for California State personal income tax purposes.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State and New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on New York Municipal Obligations are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Dividends and distributions derived from taxable income and capital gains are not exempt from New York State and New York City taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes or for federal income tax purposes if the Fund distributes exempt-interest dividends to its shareholders during the shareholders’ taxable year.

*        *        *

26

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment. Additionally, PFPC will send the Funds, or their authorized representatives, an annual statement regarding, as applicable, California, New York State and New York City tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

27

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCooper LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempFund Dollar Shares

TempFund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempFund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0084	$0.0088	$0.0161	$0.0452	$0.0586

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0084)	$(0.0088)	$(0.0161)	$(0.0452)	$(0.0586)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.84%	0.89%	1.62%	4.61%	6.02%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$3,665,117	$3,818,036	$4,309,354	$5,677,232	$815,132
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.46%	0.45%	0.43%	0.45%	0.45%
Ratio of Net Investment Income to Average Daily Net Assets	0.83%	0.90%	1.63%	4.32%	5.94%

28

FedFund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a FedFund Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004

Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0054

Less Distributions:
Dividends to Shareholders from Net Investment Income	$(0.0054)

Net Asset Value, End of Period	$1.00

Total Return	0.54%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.54%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.92%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

MuniFund Dollar Shares

MuniFund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a

MuniFund Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0070	$0.0071	$0.0117	$0.0277	$0.0354

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0070)	$(0.0071)	$(0.0117)	$(0.0277)	$(0.0354)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.70%	0.71%	1.18%	2.81%	3.60%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$82,323	$37,749	$74,526	$70,990	$63,619
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.44%	0.44%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.59%	0.60%	0.62%	0.64%	0.66%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.74%	1.18%	2.66%	3.55%

29

California Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a California Money Fund Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0045

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0045)

Net Asset Value, End of Period	$1.00

Total Return	0.45%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.66%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.76%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

New York Money Fund Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a New York Money Fund Bear Stearns Premier Choice Share outstanding throughout each period presented.

For the Period March 26, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0043

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0043)

Net Asset Value, End of Period	$1.00

Total Return	0.43%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.65%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.69%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

30

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Premier Choice Shares

PROSPECTUS

March 1, 2005

•      TempCash

•      T-Fund

•      Federal Trust Fund

•      Treasury Trust Fund

•      MuniCash

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Choice Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Choice Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Choice Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Premier Choice Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Choice Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

7-Day Yield As of December 31, 2004
TempCash Bear Stearns Premier Choice Shares	1.91%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. The performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Choice Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Choice Shares will have returns and seven day yields that are lower than Dollar Shares because Bear Stearns Premier Choice Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Choice Shares is 0.45%.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	0.88%	2.49%	3.80%

7-Day Yield As of December 31, 2004
T-Fund Dollar Shares[1]	1.53%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

7-Day Yield As of December 31, 2004
Federal Trust Fund Dollar Shares[1]	1.68%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	0.82%	2.38%	3.61%

7-Day Yield As of December 31, 2004
Treasury Trust Fund Dollar Shares[1]	1.53%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

7-Day Yield As of December 31, 2004
MuniCash Bear Stearns Premier Choice Shares	1.49%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Choice Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. Dollar Shares and Bear Stearns Premier Choice Shares should have returns and seven day yields that are substantially the same because they represent interests in the same portfolio securities and their expenses, after waivers, are identical. Currently, the annual fund operating expenses, after waivers, for both Bear Stearns Premier Choice Shares and Dollar Shares is 0.45%.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Choice Shares
Management Fees[1]	0.10%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.53%
Administration Fees[1]	0.11%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous[1]	0.02%
Total Annual Fund Operating Expenses	0.73%

Fee Waiver and Expense Reimbursement	(0.28)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Choice Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.56%
Administration Fees[1]	0.15%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous[1]	0.01%
Total Annual Fund Operating Expenses	0.78%

Fee Waiver and Expense Reimbursement	(0.33)%
Net Annual Fund Operating Expenses[1]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Choice Shares
Management Fees[1]	0.11%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.64%
Administration Fees[1]	0.17%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous[1]	0.07%
Total Annual Fund Operating Expenses	0.85%

Fee Waiver and Expense Reimbursement	(0.40)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Choice Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.59%
Administration Fees[1]	0.17%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous[1]	0.02%
Total Annual Fund Operating Expenses	0.81%

Fee Waiver and Expense Reimbursement	(0.36)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Choice Shares
Management Fees[1]	0.16%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.57%
Administration Fees[1]	0.16%
Shareholder Servicing Fees[2]	0.40%
Miscellaneous[1]	0.01%
Total Annual Fund Operating Expenses	0.83%

Fee Waiver and Expense Reimbursement	(0.38)%
Net Annual Fund Operating Expenses[1,2]	0.45%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.45%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Choice Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Choice Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Choice Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$46	$205	$378	$880
T-Fund	$46	$216	$401	$935
Federal Trust Fund	$46	$231	$432	$1,012
Treasury Trust Fund	$46	$223	$414	$968
MuniCash	$46	$227	$423	$990

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the

United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC
TempCash	0.09%	0.08%
T-Fund	0.10%	0.07%
Federal Trust Fund	0.10%	0.04%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Premier Choice Shares. If you would like more information about these arrangements, please call your broker.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Choice Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Choice Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Choice Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Premier Choice Shares will be recorded by Bear Stearns and will be reflected in Account statements. The minimum initial investment is $50,000. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Choice Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Choice Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Choice Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Choice Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Premier Choice Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Choice Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Choice Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distrubutor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.40% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Choice Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to the shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by these Funds may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*    *    *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Choice Shares since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCooper LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempCash Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a TempCash Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations: Net Investment Income	$0.0056

Less Distributions:

Dividends to Shareholders From Net Investment Income	$(0.0056)

Net Asset Value, End of Period	$1.00

Total Return	0.56%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.50%[2]
Ratio of Net Investment Income to Average Daily Net Assets	1.15%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

T-Fund Dollar Shares

T-Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.79%	1.54%	4.34%	5.54%

Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Premier Choice Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0066	$0.0073	$0.0145	$0.0418	$0.0527

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)	$(0.0527)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.74%	1.46%	4.26%	5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$343,163	$270,930	$321,730	$379,989	$310,589
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.53%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.68%	0.75%	1.46%	4.17%	5.23%

MuniCash Bear Stearns Premier Choice Shares

The table below sets forth selected financial data for a MuniCash Bear Stearns Premier Choice Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0049

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0049)

Net Asset Value, End of Period	$1.00

Total Return	0.50%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.45%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.84%[2]

[1]	Commencement of operations of share class.
[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Premier Shares

PROSPECTUS

March 1, 2005

•      TempCash

•      T-Fund

•      Federal Trust Fund

•      Treasury Trust Fund

•      MuniCash

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

-i-

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Premier Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Premier Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Premier Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Premier Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Premier Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

7-Day Yield As of December 31, 2004
TempCash Bear Stearns Premier Shares	1.93%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	0.88%	2.49%	3.80%

7-Day Yield As of December 31, 2004
T-Fund Dollar Shares[1]	1.53%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.60%.

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

7-Day Yield As of December 31, 2004
Federal Trust Fund Dollar Shares[1]	1.68%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	0.82%	2.38%	3.61%

7-Day Yield As of December 31, 2004
Treasury Trust Fund Dollar Shares[1]	1.53%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

7-Day Yield As of December 31, 2004
MuniCash Bear Stearns Premier Shares	1.24%

Current Yield: You may call your financial professional to obtain the Fund’s current 7-day yield.

[1]	The Fund’s Bear Stearns Premier Shares commenced operations on March 26, 2004, and did not have a full calendar year of performance for the year ended December 31, 2004. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Premier Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Premier Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Premier Shares is 0.70%.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Shares
Management Fees[1]	0.10%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.63%
Administration Fees[1]	0.11%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous[1]	0.02%
Total Annual Fund Operating Expenses	0.83%

Fee Waiver and Expense Reimbursement	(0.23)%
Net Annual Fund Operating Expenses[1,2,3]	0.60%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

[3]	The Net Annual Fund Operating Expenses have been restated from 0.70% to 0.60% to reflect current expense limitations for the current year.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.66%
Administration Fees[1]	0.15%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous[1]	0.01%
Total Annual Fund Operating Expenses	0.88%

Fee Waiver and Expense Reimbursement	(0.28)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Shares
Management Fees[1]	0.11%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.74%
Administration Fees[1]	0.17%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous[1]	0.07%
Total Annual Fund Operating Expenses	0.95%

Fee Waiver and Expense Reimbursement	(0.25)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.69%
Administration Fees[1]	0.17%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous[1]	0.02%
Total Annual Fund Operating Expenses	0.91%

Fee Waiver and Expense Reimbursement	(0.21)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

Bear Stearns Premier Shares
Management Fees[1]	0.16%
Distribution (12b-1) Fees[2]	0.10%
Other Expenses	0.67%
Administration Fees[1]	0.16%
Shareholder Servicing Fees[2]	0.50%
Miscellaneous[1]	0.01%
Total Annual Fund Operating Expenses	0.93%

Fee Waiver and Expense Reimbursement	(0.23)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.

[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Premier Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Premier Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$61	$242	$438	$1,004
T-Fund	$61	$253	$460	$1,059
Federal Trust Fund	$72	$278	$501	$1,144
Treasury Trust Fund	$72	$269	$483	$1,100
MuniCash	$72	$273	$492	$1,122

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of their respective investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. Each Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration. TempCash. A substantial part of the Fund’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC were entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC
TempCash	0.09%	0.08%
T-Fund	0.10%	0.07%
Federal Trust Fund	0.10%	0.04%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Premier Shares. If you would like more information about these arrangements, please call your broker.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares
of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Premier Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Premier Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable

Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Premier Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Funds. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Premier Shares may be redeemed on any Business Day through your financial services provider. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on that same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Premier Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Premier Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Premier Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered. In addition, a Fund may redeem Bear Stearns Premier Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Premier Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Premier Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distrubutor, BlackRock Distributors, Inc., have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.10% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Premier Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*     *    *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Premier Shares of each Fund since inception. For the Funds’ Bear Stearns Premier Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempCash Bear Stearns Premier Shares

The table below sets forth selected financial data for a TempCash Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31, 2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0041

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0041)

Net Asset Value, End of Period	$1.00

Total Return	0.41%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.75%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.81%[2]

[1]	Commencement of operations of share class.

[2]	Annualized.

T-Fund Dollar Shares

T-Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.73%	0.79%	1.54%	4.34%	5.54%

Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Premier Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0066	$0.0073	$0.0145	$0.0418	$0.0527

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)	$(0.0527)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.74%	1.46%	4.26%	5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$343,163	$270,930	$321,730	$379,989	$310,589
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.53%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.68%	0.75%	1.46%	4.17%	5.23%

MuniCash Bear Stearns Premier Shares

The table below sets forth selected financial data for a MuniCash Bear Stearns Premier Share outstanding throughout the period presented.

For the Period March 26, 2004[1] through October 31,
2004
Net Asset Value, Beginning of Period	$1.00

Income from Investment Operations:
Net Investment Income	$0.0035

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0035)

Net Asset Value, End of Period	$1.00

Total Return	0.35%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$2
Ratio of Expenses to Average Daily Net Assets	0.70%[2]
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.69%[2]
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.83%[2]
Ratio of Net Investment Income to Average Daily Net Assets	0.57%[2]

[1]	Commencement of operations of share class.

[2]	Annualized.

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their financial services provider.

For purchases and redemption orders, please call your financial services provider.

Written correspondence may be sent to your financial services provider.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

Bear Stearns

Private Client Shares

PROSPECTUS

March 1, 2005

•      TempCash

•      T-Fund

•      Federal Trust Fund

•      Treasury Trust Fund

•      MuniCash

This Prospectus relates to the money market fund that is linked to your Bear Stearns brokerage account. Please read this Prospectus carefully. In lieu of sending confirmations for money fund transactions, all money fund balances and activity, including purchases, redemptions and dividends, will be reported on your Bear Stearns brokerage statement.

The Securities and Exchange Commission has not approved or disapproved the Funds’ shares or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

- i -

Introduction

This Prospectus has been written to provide you with the information you need to make an informed decision about whether to invest in the Bear Stearns Private Client Shares of various portfolios of the BlackRock Liquidity Funds. BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”) is the investment adviser, not Bear, Stearns Securities Corp. or any of its affiliates (“Bear Stearns”).

The Bear Stearns Private Client Shares offered by this Prospectus represent interests in TempCash, T-Fund, Federal Trust Fund, Treasury Trust Fund and MuniCash (each a “Fund” and collectively, the “Funds”). This Prospectus relates solely to the Funds’ Bear Stearns Private Client Shares.

Risk/Return Summary

Investment Goals:

Each Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per share.

Fund	Investment Goal
TempCash T-Fund Federal Trust Fund Treasury Trust Fund	Each Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

MuniCash	The Fund seeks as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Except for MuniCash, the investment goal of each Fund may be changed by the Funds’ Board of Trustees without shareholder approval.

Principal Investment Strategies:

Each Fund invests in a portfolio of securities maturing in 397 days or less and will have a dollar-weighted average maturity of 90 days or less.

TempCash

TempCash invests in a broad range of U.S. dollar-denominated money market instruments, including government, U.S. and foreign bank and commercial obligations and repurchase agreements secured by such obligations. Under normal market conditions, at least 25% of the Fund’s total assets will be invested in obligations of issuers in the financial services industry and repurchase agreements secured by such obligations.

T-Fund

Under normal circumstances, T-Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements secured by direct Treasury obligations.

Federal Trust Fund

Under normal circumstances, Federal Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities, the interest income from which, under current federal law, generally may not be subject to state income tax.

Treasury Trust Fund

Under normal circumstances, Treasury Trust Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as Treasury bills, notes and trust receipts. Because the Fund invests exclusively in direct U.S. Treasury obligations, investors may benefit from income tax exclusions or exemptions that are available in certain states and localities.

MuniCash

Under normal circumstances, MuniFund invests: (i) at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a broad range of short-term obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and derivative securities such as beneficial interests in municipal trust certificates and partnership trusts (collectively, “Municipal Obligations”), the income from which is exempt from regular federal income tax; or (ii) so that at least 80% of the income distributed by the Fund will be exempt from regular federal income tax. Municipal Obligations in which the Fund may invest may, however, be subject to federal alternative minimum tax.

Principal Risks of Investing:

All Funds

Although each Fund invests in money market instruments which the Adviser believes present minimal credit risks at the time of purchase, there is a risk that an issuer may not be able to make principal and interest payments when due. Each Fund is also subject to risks related to changes in prevailing interest rates, since generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

The following Funds are also subject to additional principal risks:

TempCash

Because of its concentration in the financial services industry, TempCash will be exposed to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. In addition, securities issued by foreign entities, including foreign banks and corporations may involve additional risks. Examples of these risks are the lack of available public information about the foreign issuer, and international economic or political developments which could affect the payment of principal and interest when due.

T-Fund, Federal Trust Fund and Treasury Trust Fund

Securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Funds.

Federal Trust Fund and Treasury Trust Fund may not enter into repurchase transactions. As a result, they may from time to time engage in portfolio trading for liquidity purposes. In selling securities prior to maturity, the Funds may realize a price higher or lower than that paid to acquire such securities, depending upon whether interest rates have decreased or increased since their acquisition. In addition, shareholders in a particular state that imposes an income tax should determine through consultation with their own tax advisers whether such interest income, when distributed by the Funds, will be considered by the state to have retained exempt status, and whether the Funds’ capital gain and other income, if any, when distributed will be subject to the state’s income tax.

MuniCash

Although MuniCash intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private activity bonds and other securities which may be subject to the federal alternative minimum tax.

Performance Information

The Bar Charts below indicate the risks of investing in the Bear Stearns Private Client Shares of each Fund by showing how the performance of such shares of each Fund has varied from year-to-year, and by showing the average annual return for such shares of each Fund. The Tables show the average annual return for 1, 5 and 10 years for the Bear Stearns Private Client Shares of each Fund. The Bar Charts and the Tables assume reinvestment of dividends and distributions. The past performance of each Fund does not necessarily indicate how it will perform in the future.

Best Quarter	Worst Quarter
1.60%	0.18%
(09/30/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
TempCash Dollar Shares[1]	1.04%	2.70%	3.99%

7-Day Yield As of December 31, 2004
TempCash Dollar Shares[1]	1.93%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Premier Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.43%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

Best Quarter	Worst Quarter
1.54%	0.14%
(12/31/00)	(06/30/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
T-Fund Dollar Shares[1]	0.88%	2.49%	3.80%

7-Day Yield As of December 31, 2004
T-Fund Dollar Shares[1]	1.53%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.60%.

Best Quarter	Worst Quarter
1.56%	0.15%
(09/30/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Federal Trust Fund Dollar Shares[1]	0.92%	2.56%	3.82%

7-Day Yield As of December 31, 2004
Federal Trust Fund Dollar Shares[1]	1.68%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

Best Quarter	Worst Quarter
1.46%	0.13%
(12/31/00)	(03/31/04)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
Treasury Trust Fund Dollar Shares[1]	0.82%	2.38%	3.61%

7-Day Yield As of December 31, 2004
Treasury Trust Fund Dollar Shares[1]	1.53%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its website at www.blackrock.com.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

Best Quarter	Worst Quarter
1.01%	0.14%
(12/31/00)	(09/30/03)

Average Annual Total Return for Periods Ended December 31, 2004

	1 Year	5 Years	10 Years
MuniCash Dollar Shares[1]	0.85%	1.86%	2.57%

7-Day Yield As of December 31, 2004
MuniCash Dollar Shares[1]	1.49%

Current Yield: You may obtain the Fund’s current 7-day yield by calling 1-800-821-7432 or by visiting its web site at www.blackrock.com.

[1]	The Fund’s Bear Stearns Private Client Shares have not commenced operations as of the date of this Prospectus. As a result, the performance shown is that of the Dollar Shares of the Fund, which are offered by a separate prospectus. While Bear Stearns Private Client Shares and Dollar Shares represent interests in the same portfolio securities, Bear Stearns Private Client Shares will have returns and seven-day yields that are lower than Dollar Shares because Bear Stearns Private Client Shares have higher expenses. Currently, the annual fund operating expenses, after waivers, for Dollar Shares is 0.45%, while the annual fund operating expenses, after waivers, for Bear Stearns Private Client Shares is 0.70%.

Fees and Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of each of the Funds.

TempCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1]	0.10%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.63%
Administration Fees[1]		0.11%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	1.08%

Fee Waiver and Expense Reimbursement	(0.48)%
Net Annual Fund Operating Expenses[1,2]	0.60%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.18%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

T-Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.66%
Administration Fees[1]		0.15%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.01%
Total Annual Fund Operating Expenses	1.13%

Fee Waiver and Expense Reimbursement	(0.53)%
Net Annual Fund Operating Expenses[1]	0.60%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.60%.

Federal Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1]	0.11%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.74%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.07%
Total Annual Fund Operating Expenses	1.20%

Fee Waiver and Expense Reimbursement	(0.50)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

Treasury Trust Fund Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1]	0.12%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.69%
Administration Fees[1]		0.17%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.02%
Total Annual Fund Operating Expenses	1.16%

Fee Waiver and Expense Reimbursement	(0.46)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

MuniCash Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets)

	Bear Stearns Private Client Shares
Management Fees[1]	0.16%
Distribution (12b-1) Fees[2]	0.35%
Other Expenses	0.67%
Administration Fees[1]		0.16%
Shareholder Servicing Fees[2]		0.50%
Miscellaneous[1]		0.01%
Total Annual Fund Operating Expenses	1.18%

Fee Waiver and Expense Reimbursement	(0.48)%
Net Annual Fund Operating Expenses[1,2]	0.70%

[1]	The Adviser and co-administrators have contractually agreed to waive fees and reimburse expenses until February 28, 2006 in order to keep combined Management Fees, Administration Fees and Miscellaneous Expenses from exceeding 0.20%.
[2]	The Fund’s distributor and Bear Stearns have contractually agreed to waive their Distribution Fees and/or Shareholder Servicing Fees until February 28, 2006 so that the Fund’s Net Annual Operating Expenses do not exceed 0.70%.

Example

This Example is intended to help you compare the cost of investing in the Funds’ Bear Stearns Private Client Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Funds’ Bear Stearns Private Client Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Bear Stearns Private Client Shares operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Fund	1 Year	3 Years	5 Years	10 Years
TempCash	$61	$296	$549	$1,274
T-Fund	$72	$306	$571	$1,327
Federal Trust Fund	$72	$331	$611	$1,410
Treasury Trust Fund	$72	$323	$594	$1,368
MuniCash	$72	$327	$603	$1,389

MORE INFORMATION ON STRATEGIES, INVESTMENTS AND RISK

Investment Strategies

Each Fund’s investment goal is described under the Risk/Return Summary. The following is information concerning the investment strategies of the Funds.

All Funds

Each Fund invests in securities maturing within 13 months or less from the date of purchase, with certain exceptions. For example, certain government securities held by a Fund may have remaining maturities exceeding 13 months if such securities provide for adjustments in their interest rates not less frequently than every 13 months. The securities purchased by a Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”).

TempCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities. First Tier Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the highest rating category by at least two unaffiliated nationally recognized statistical rating organizations (“NRSROs”) (for TempFund, by all NRSROs that rate a security), or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

MuniCash

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Fund’s Board of Trustees. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

•	securities that have ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs, or one NRSRO, if the security or guarantee was only rated by one NRSRO;

•	securities that are issued or guaranteed by a person with such ratings;

•	securities without such ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees;

•	securities issued by other open-end investment companies that invest in the type of obligations in which a Fund may invest; or

•	securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies or instrumentalities.

TempCash and MuniCash

Pursuant to Rule 2a-7 under the 1940 Act, each Fund will generally limit its purchases of any one issuer’s securities (other than U.S. Government obligations, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing a right to demand payment) to 5% of a Fund’s total assets, except that up to 25% of its total assets may be invested in securities of one issuer for a period of up to three business days; provided that a Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

During periods of unusual market conditions or during temporary defensive periods, each Fund may depart from its principal investment strategies. Each Fund may hold uninvested cash reserves pending investment, during temporary defensive periods, or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. Uninvested cash reserves will not earn income.

Investments

The section below describes the particular types of securities in which a Fund principally invests. Each Fund may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies are described in the Statement of Additional Information, which is referred to on the back cover of this Prospectus. The Statement of Additional Information also describes the Funds’ policies and procedures concerning the disclosure of their portfolio holdings.

Asset-Backed Obligations. TempCash. The Fund may invest in asset-backed securities which are backed by mortgages, installment sales contracts, credit card receivables or other assets. The Fund may also invest in collateralized mortgage obligations (“CMOs”) issued or guaranteed by U.S. Government agencies and instrumentalities or issued by private companies. Purchasable mortgage-related securities also include adjustable rate securities. The Fund currently intends to hold CMOs only as collateral for repurchase agreements.

Bank Obligations. TempCash. The Fund may purchase obligations of issuers in the banking industry, such as bank holding company obligations, certificates of deposit, bankers’ acceptances, bank notes and time deposits issued or supported by the credit of domestic banks or savings institutions and U.S. dollar-denominated instruments issued or supported by the credit of foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. The Fund may also make interest-bearing savings deposits in domestic commercial and savings banks in amounts not in excess of 5% of the Fund’s assets.

The Fund may also invest substantially in obligations of foreign banks or foreign branches of U.S. banks where the Adviser deems the instrument to present minimal credit risk.

Borrowing. All Funds. During periods of unusual market conditions, each Fund is authorized to borrow money from banks or other lenders on a temporary basis to the extent permitted by the 1940 Act. The Funds will borrow money when the Adviser believes that the return from securities purchased with borrowed funds will be greater than the cost of the borrowing. Such borrowings will be unsecured. No Fund will purchase portfolio securities while borrowings in excess of 5% of such Fund’s total assets are outstanding.

Commercial Paper. TempCash. The Fund may invest in commercial paper, short-term notes and corporate bonds of domestic corporations that meet the Fund’s quality and maturity requirements. In addition, commercial paper purchased by the Fund may include instruments issued by foreign issuers, such as Canadian commercial paper, which is U.S. dollar-denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar-denominated commercial paper of a foreign issuer.

Funding Agreements. TempCash. The Fund may make investments in obligations, such as guaranteed investment contracts and similar funding agreements, issued by highly rated U.S. insurance companies. Funding Agreement investments that do not provide for payment within seven days after notice are subject to the Fund’s policy regarding investments in illiquid securities.

Illiquid Securities. TempCash and MuniCash. No Fund will invest more than 10% of the value of its respective net assets in illiquid securities, including time deposits and repurchase agreements having maturities longer than seven days. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

Investment Company Securities. All Funds. Each Fund may invest in securities issued by other open-end investment companies that invest in the type of obligations in which the Fund may invest. A pro rata portion of the other investment companies’ expenses will be borne by the Fund’s shareholders.

Municipal Obligations. MuniCash. The Fund may purchase Municipal Obligations which are classified as “general obligation” securities and “revenue” securities. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. While interest paid on private activity bonds will be exempt from regular federal income tax, it may be treated as a specific tax preference item under the federal alternative minimum tax. The Fund may purchase Municipal Obligations subject to the federal alternative minimum tax. Other Municipal Obligations in which the Fund may invest include custodial receipts, tender option bonds and Rule 144A securities. The Fund may also invest in “moral obligation” bonds, which are bonds that are supported by the moral commitment, but not the legal obligation, of a state or community.

TempCash. In addition, TempCash may, when deemed appropriate by the Adviser in light of its investment objective, invest in high quality, short-term Municipal Obligations issued by state and local governmental issuers which carry yields that are competitive with those of other types of money market instruments of comparable quality.

Repurchase Agreements. TempCash and T-Fund. Each Fund may enter into repurchase agreements.

Reverse Repurchase Agreements and Securities Lending. TempCash and T-Fund. Each Fund may enter into reverse repurchase agreements. A Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements. Each Fund may also lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation.

Stand-by Commitments. MuniCash. The Fund may acquire “stand-by commitments” with respect to Municipal Obligations held in their respective portfolios. The Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.

U.S. Government Obligations. All Funds. Each Fund may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises and related custodial receipts.

U.S. Treasury Obligations. All Funds. Each Fund may invest in direct obligations of the U.S. Treasury. The Fund may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities program.

Variable and Floating Rate Instruments. All Funds. Each Fund may purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

When-Issued and Delayed Settlement Transactions. All Funds. Each Fund may purchase securities on a “when-issued” or “delayed settlement” basis. Each Fund expects that commitments to purchase when-issued or delayed settlement securities will not exceed 25% of the value of its total assets absent unusual market conditions. No Fund intends to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of its investment objective. No Fund receives income from when-issued or delayed settlement securities prior to delivery of such securities.

RISKS

Concentration. TempCash. A substantial part of TempCash’s portfolio, 25% or more, may be comprised of securities issued by companies in the financial services industry. As a result, the Fund will be more susceptible to any economic, business, political or other developments which generally affect this sector.

Credit Risk. All Funds. The risk that an issuer will be unable to make principal and interest payments when due is known as “credit risk.” U.S. Treasury securities and other U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with Municipal Obligations and corporate debt securities presenting somewhat higher credit risk. Municipal Obligations generally rank between U.S. Government securities and corporate debt securities in terms of credit safety. Credit quality ratings published by an NRSRO are widely accepted measures of credit risk. The lower a security is rated by an NRSRO, the more credit risk it is considered to represent.

Foreign Exposure. TempCash and MuniCash. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks and considerations. Extensive public information about the foreign issuer may not be available, and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest.

Interest Rate Risk. All Funds. Generally, a fixed-income security will increase in value when interest rates fall and decrease in value when interest rates rise. As a result, if interest rates were to change rapidly, there is a risk that the change in market value of a Fund’s assets may not enable the Fund to maintain a stable NAV of $1.00 per share.

Leverage Risk. All Funds. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of a Fund’s investment portfolio. The Funds do not currently intend to employ investment strategies that involve leverage risk.

Liquidity. All Funds. The risk that a Fund will be unable to pay redemption proceeds within the time period stated in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests or other reasons.

Municipal Obligations. TempCash and MuniCash. In making investments, each Fund and the Adviser will rely on issuers’ bond counsel and, in the case of derivative securities, sponsors’ counsel for their opinions on the tax-exempt status of interest on Municipal Obligations and payments under tax-exempt derivative securities. Neither a Fund nor its Adviser will independently review the bases for those tax opinions. If any of those tax opinions are ultimately determined to be incorrect, a Fund and its shareholders could be subject to substantial tax liabilities.

U.S. Government Obligations. All Funds. Obligations of U.S. Government agencies, authorities, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g. the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and other are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Management of the Funds

Investment Adviser

BIMC was organized in 1977 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809. BIMC is a wholly-owned indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States with $341.8 billion of assets under management as of December 31, 2004. BlackRock, Inc. is a majority-owned indirect subsidiary of The PNC Financial Services Group, Inc. (“PNC”), one of the largest diversified financial services companies in the United States.

As investment adviser, BIMC manages each Fund and is responsible for all purchases and sales of the Funds’ securities. For the investment advisory services provided and expenses assumed by it, BIMC is entitled to receive a fee, computed daily and payable monthly, based on each Fund’s average net assets. BIMC and PFPC Inc. (“PFPC”), the Funds’ co-administrators, have contractually agreed to waive fees and reimburse expenses otherwise payable to them. Any fees waived and any expenses reimbursed by BIMC and PFPC with respect to a particular fiscal year are not recoverable. For the fiscal year ended October 31, 2004, BIMC and PFPC will be entitled to receive the following fees, net of waivers, as a percentage of each Fund’s average net assets:

Fund	Administration Fees received by BIMC and PFPC	Investment Advisory Fees received by BIMC
TempCash	0.09%	0.08%
T-Fund	0.10%	0.07%
Federal Trust Fund	0.10%	0.04%
Treasury Trust Fund	0.11%	0.06%
MuniCash	0.09%	0.09%

The administrative services provided by BIMC and PFPC, as co-administrators, and the fees payable by each Fund for these services are described further in the Statement of Additional Information under “Management of the Funds.”

BIMC, BlackRock Distributors, Inc. (the Funds’ distributor) and/or their affiliates may pay additional compensation from time to time, out of its assets and not as an additional charge to the Funds, to Bear Stearns in connection with the sale, distribution and/or servicing of the Funds’ Bear Stearns Private Client Shares. If you would like more information about these arrangements, please call your broker.

Shareholder Information

Price of Fund Shares

The price you pay when you purchase or redeem a Fund’s shares is the NAV next determined after confirmation of your order. The Funds calculate NAV as follows:

(Value of Assets of a Class)
NAV =	- (Liabilities of the Class)
Number of Outstanding Shares
of the Class

In computing NAV, each Fund uses the amortized cost method of valuation as described in the Statement of Additional Information under “Additional Purchase and Redemption Information.”

A Fund’s NAV per share is calculated by PFPC each day on which both the New York Stock Exchange (“NYSE”) and the Federal Reserve Bank of Philadelphia are open for business (a “Business Day”). Currently, the only days on which the NYSE is open and the Federal Reserve Bank of Philadelphia is closed are Columbus Day and Veterans’ Day. The NAV of each Fund, except TempCash and T-Fund, is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 pm Eastern time). The NAV of TempCash and T-Fund is determined as of 6:00 pm Eastern time.

The Funds reserve the right to advance the time for accepting purchase or redemption orders for same Business Day credit when the NYSE closes or closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, the Board of Trustees of the Funds may, for any Business Day, decide to change the time as of which a Fund’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

In the event the NYSE does not open for business because of an emergency, the Funds may, but are not required to, open for purchase and redemption transactions if the Federal Reserve wire payment system is open. To learn whether a Fund is open for business during an emergency, please call 1-800-821-7432.

Purchase of Shares

Bear Stearns Private Client Shares may be purchased through an account maintained by Bear Stearns. Purchase orders for Fund shares are accepted only on Business Days. Payment for shares may be made only in federal funds or other immediately available funds.

The chart below outlines the deadlines for receipt of purchase orders for the Funds’ Bear Stearns Private Client Shares. A purchase order will be executed by PFPC on the Business Day that it is received only if the purchase order is received by the deadline for the applicable Fund(s) and payment is received by the close of the federal funds wire (normally 6:00 pm Eastern time). The Funds will notify a sending institution if its purchase order or payment was not received by the applicable deadlines. Each of the Funds may at its discretion reject any purchase order for Bear Stearns Private Client Shares.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

Purchases of Shares of each Fund may be effected through a Bear Stearns brokerage account (an “Account”) through procedures and requirements established by Bear Stearns. Beneficial ownership of Bear Stearns Shares will be recorded by Bear Stearns and will be reflected in Account statements. Bear Stearns may impose minimum investment Account requirements. Even if Bear Stearns does not impose a sales charge for purchases of Shares, depending on the terms of an Account, Bear Stearns may charge an Account certain fees for automatic investment and other services provided to an Account. Information concerning Account requirements, services and charges should be obtained from Bear Stearns, and should be read in conjunction with this Prospectus. The Funds reserve the right to vary or waive any minimum and subsequent investment requirements.

Certain Accounts may be eligible for an automatic investment or redemption privilege, commonly called a “sweep,” under which amounts necessary to decrease or increase an Account balance to a predetermined dollar amount at the end of each day are invested in or redeemed from a selected Fund as of the end of the day. The frequency of investments and the minimum investment requirement will be established by Bear Stearns and the Fund. In addition, Bear Stearns may require a minimum amount of cash and/or securities to be deposited in an Account to participate in the sweep program. Each investor desiring to use this privilege should consult Bear Stearns for details.

Redemption of Shares

Bear Stearns Private Client Shares may be redeemed on any Business Day through a Bear Stearns representative. If the Shares are owned beneficially through an Account, they may be redeemed in accordance with instructions and limitations pertaining to such Account.

If redemption orders are received by PFPC on any Business Day by the deadlines outlined in the chart below, payment for redeemed Fund shares will be wired in federal funds on the same day. Payment of redemption orders that are received after the established deadlines will be wired in federal funds on the next day following such redemption orders. If the Federal Reserve Bank of Philadelphia is closed on the day the redemption proceeds would otherwise be wired, wiring of the redemption proceeds may be delayed one additional Business Day. Also, a Fund may suspend the right of redemption or postpone the date of payment under the conditions specified in the 1940 Act.

Fund	Deadline (Eastern time)
TempCash	5:00 pm
T-Fund	5:00 pm
Federal Trust Fund	2:00 pm
Treasury Trust Fund	2:00 pm
MuniCash	12:00 Noon

The Funds shall have the right to redeem Bear Stearns Private Client Shares held by any Account if the value of such shares is less than $500 (other than due to market fluctuations), after sixty days’ prior written notice to the shareholder. If during the sixty-day period the shareholder increases the value of its Bear Stearns Private Client Shares to $500 or more, no such redemption shall take place. If the value of a shareholder’s Bear Stearns Private Client Shares falls below an average of $500 in any particular calendar month, the Account may be charged an account maintenance fee with respect to that month. Any such redemption shall be effected at the net asset value next determined after the redemption order is entered.

In addition, a Fund may redeem Bear Stearns Private Client Shares involuntarily under certain special circumstances described in the Statement of Additional Information under “Additional Purchase and Redemption Information.” An institution redeeming shares of a Fund on behalf of its customers is responsible for transmitting orders to such Fund in accordance with its customer agreements.

Bear Stearns may also redeem each day a sufficient number of Bear Stearns Shares to cover debit balances created by transactions in an Account or instructions for cash disbursements. Shares will be redeemed on the same day that a transaction occurs that results in such a debit balance or charge.

Bear Stearns reserves the right to waive or modify criteria for participation in an Account or to cancel participation in an Account for any reason.

Additional Purchase and Redemption Information

The Funds have not adopted a market timing policy because they seek to maintain a stable NAV of $1.00 and because generally they are used for short-term investment or cash management purposes. There can be no assurances, however, that the Funds may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

Bear Stearns Private Client Shares Distribution Plan and Shareholder Services Plan

Pursuant to a Distribution Plan (12b-1 Plan) adopted by the Funds’ Board of Trustees, the Funds’ distrubutor, BlackRock Distributors, Inc., has entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide distribution and sales support to its customers who are the beneficial owners of such shares in consideration of the payment of a fee of up to 0.35% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns. Because such fees are paid out of the Funds’ assets on an on-going basis, over time fees will increase the cost of an investment and may cost more than paying other types of sales charges. The distribution and sales support and shareholder services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

Pursuant to a Shareholder Services Plan adopted by the Funds’ Board, the Funds have entered into an agreement with Bear Stearns. The agreement requires Bear Stearns to provide services to its customers who are the beneficial owners of such shares in consideration of the payment of up to 0.50% (on an annualized basis) of the average daily net asset value of the Bear Stearns Private Client Shares held by Bear Stearns, of which 0.25% is for support services that are not “services” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc. Such services are described more fully in the Statement of Additional Information under “Management of the Fund – Service Organizations.”

The Funds also offer other share classes which may have higher or lower levels of expenses depending, among other things, on the services provided to shareholders.

Dividends and Distributions

Each Fund declares dividends daily and distributes substantially all of its net investment income to shareholders monthly. Shares begin accruing dividends on the day the purchase order for the shares is effected and continue to accrue dividends through the day before such shares are redeemed. Dividends are paid monthly by check, or by wire transfer if requested in writing by the shareholder.

Shareholders’ dividends are automatically reinvested in additional full and fractional shares of the same class of shares with respect to which such dividends are declared at the net asset value of such shares on the payment date. Reinvested dividends receive the same tax treatment as dividends paid in cash.

Federal Taxes

Distributions paid by TempCash, T-Fund, Federal Trust Fund and Treasury Trust Fund will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

MuniCash anticipates that substantially all of its income dividends will be “exempt-interest dividends,” which are exempt from federal income taxes. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes. You should note that a portion of the exempt-interest dividends made by the Fund may constitute an item of tax preference for purposes of determining federal alternative minimum tax liability. Exempt-interest dividends will also be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to federal income taxes.

Dividends declared in October, November or December of any year that are payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

The Funds will be required in certain cases to withhold and remit to the United States Treasury a percentage of taxable dividends or gross sale proceeds paid to any shareholder who (i) has failed to provide a correct tax identification number, (ii) is subject to back-up withholding by the Internal Revenue Service for failure to properly include on his or her return payments of taxable interest or dividends, or (iii) has failed to certify to the Funds that he or she is not subject to back-up withholding when required to do so or that he or she is an “exempt recipient.” The withholding rate is 28%.

State and Local Taxes

Shareholders may also be subject to state and local taxes on distributions. State income taxes may not apply however, to the portions of each Fund’s distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

*    *    *

PFPC, as transfer agent, will send each of the Funds’ shareholders, or their authorized representative, an annual statement designating the amount, if any, of any dividends and distributions made during each year and their federal tax treatment.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

Financial Highlights

The financial highlights tables are intended to help you understand the financial performance of the Bear Stearns Private Client Shares of each Fund since inception. For the Funds’ Bear Stearns Private Client Shares that have not commenced operations, the financial performance shown is that of an existing share class. Some of this information reflects financial information for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the period ended October 31, 2004 has been audited by the Funds’ independent registered public accountants, Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request. The financial highlights for the Funds’ prior fiscal years were audited by the Funds’ former independent registered public accountants, PricewaterhouseCoopers LLP (“PwC”). PwC’s reports on those financial highlights expressed an unqualified opinion.

TempCash Dollar Shares

TempCash Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a TempCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0087	$0.0093	$0.0168	$0.0458	$0.0588

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0087)	$(0.0093)	$(0.0168)	$(0.0458)	$(0.0588)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.88%	0.93%	1.70%	4.67%	6.04%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$531,509	$433,227	$402,137	$447,082	$427,625
Ratio of Expenses to Average Daily Net Assets	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.43%	0.43%	0.43%	0.43%	0.43%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.49%	0.48%	0.50%	0.54%	0.56%
Ratio of Net Investment Income to Average Daily Net Assets	0.87%	0.94%	1.71%	4.56%	5.89%

T-Fund Dollar Shares

T-Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a T-Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0073	$0.0081	$0.0154	$0.0429	$0.0554

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0073)	$(0.0081)	$(0.0154)	$(0.0429)	$(0.0554)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.74%	0.81%	1.55%	4.37%	5.68%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$1,481,069	$449,468	$448,592	$542,219	$630,801
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.44%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.53%	0.52%	0.50%	0.52%	0.53%
Ratio of Net Investment Income to Average Daily Net Assets	0.72%	0.79%	1.54%	4.34%	5.54%

Federal Trust Fund Dollar Shares

Federal Trust Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Federal Trust Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	$0.0076	$0.0081	$0.0158	$0.0440	$0.0568

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0076)	$(0.0081)	$(0.0158)	$(0.0440)	$(0.0568)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.77%	0.81%	1.59%	4.49%	5.83%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$7,835	$4,555	$4,675	$14,253	$13,200
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.60%	0.60%	0.53%	0.56%	0.59%
Ratio of Net Investment Income to Average Daily Net Assets	0.80%	0.80%	1.64%	4.39%	5.59%

Treasury Trust Fund Dollar Shares

Treasury Trust Fund Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a Treasury Trust Fund Dollar Share outstanding throughout each year presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income	$0.0066	$0.0073	$0.0145	$0.0418	$0.0527

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0066)	$(0.0073)	$(0.0145)	$(0.0418)	$(0.0527)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.67%	0.74%	1.46%	4.26%	5.40%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$343,163	$270,930	$321,730	$379,989	$310,589
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.45%	0.45%	0.45%	0.44%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.56%	0.56%	0.53%	0.52%	0.54%
Ratio of Net Investment Income to Average Daily Net Assets	0.68%	0.75%	1.46%	4.17%	5.23%

MuniCash Dollar Shares

MuniCash Bear Stearns Private Client Shares do not have a financial history as of the date of this Prospectus; as a result, the table below sets forth selected financial data for a MuniCash Dollar Share outstanding throughout each period presented.

	Year Ended October 31,
	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	$0.0075	$0.0083	$0.0131	$0.0300	$0.0367

Less Distributions:
Dividends to Shareholders From Net Investment Income	$(0.0075)	$(0.0083)	$(0.0131)	$(0.0300)	$(0.0367)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.76%	0.84%	1.32%	3.04%	3.73%
Ratios/Supplemental Data:
Net Assets, End of Period (000)	$79,579	$90,241	$58,991	$40,306	$101,373
Ratio of Expenses to Average Daily Net Assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (including custody credits)	0.44%	0.44%	0.44%	0.45%	0.45%
Ratio of Expenses to Average Daily Net Assets (excluding waivers)	0.58%	0.59%	0.61%	0.65%	0.65%
Ratio of Net Investment Income to Average Daily Net Assets	0.75%	0.81%	1.30%	3.19%	3.63%

Where to Find More Information

The Statement of Additional Information (the “SAI”) includes additional information about the Funds’ investment policies, organization and management. It is legally part of this Prospectus (it is incorporated by reference). The Annual and Semi-Annual Reports provide additional information about each Fund’s investments, performance and portfolio holdings.

Investors can get free copies of the above named documents, and make shareholder inquiries, by calling their broker.

For purchases and redemption orders, please call your broker.

Written correspondence may be sent to your broker.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov; copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

The BlackRock Liquidity Funds 1940 Act File No. is 811-2354.

BLACKROCK LIQUIDITY FUNDS

Statement of Additional Information

March 1, 2005

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated March 1, 2005 for: (i) the Administration, Cash Management, Cash Reserve, Dollar and Institutional Classes of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund; (ii) the Cash Plus Shares of TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund; and (iii) the Plus Shares of TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund of BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by writing BlackRock Liquidity Funds, 100 Bellevue Parkway, Wilmington, DE 19809 or calling BlackRock Liquidity Funds at 1-800-821-7432. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

i

ii

GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware statutory trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc.,” (collectively the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund (each, a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of the California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers a class of Shares to institutional investors (“Institutional Shares”). Each of the Funds also offers to institutional investors, such as banks, savings and loan associations and other financial institutions (“Service Organizations”), four separate classes of shares: Administration Shares, Cash Management Shares, Cash Reserve Shares and Dollar Shares. TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund offer Cash Plus Shares to Service Organizations who provide assistance in the sale of shares and institutional services to their customers. TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund offer Plus Shares to broker-dealers, who provide assistance in the sale of shares and institutional services to their customers. The Funds also offer additional shares classes that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation (“BIMC” or the “Adviser”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), and BlackRock Distributors, Inc. (“BDI”), or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on its net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds and described in the Prospectuses.

Banking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organization (a “NRSRO”) that rates such security (or its issuer) (for TempFund, by all NRSRO’s that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and

T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and

the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks With Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

OVERVIEW

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels since mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. By May 2003, the Governor reported that that a budget gap of over $30 billion (after about $7 billion of budget actions had been taken earlier in 2003) would have to be addressed for the balance of the 2002-03 fiscal year and the upcoming 2003-04 fiscal year. After a delay of almost one month, the 2003-04 fiscal year budget was enacted with a combination of large spending cuts, fund transfers, deferrals and loans, and issuance of bonds to spread out repayment over several years of an accumulated budget deficit then estimated at $10.7 billion (but subsequently recalculated at $8.6 billion).

In October, 2004, a successful recall election resulted in the replacement of the prior Governor with new Governor Arnold Schwarzenegger. On March 2, 2004, voters approved two companion ballot propositions which had been sponsored by the Governor. Proposition 57 authorizes issuance of $15 billion of “economic recovery bonds” to fund previous budget deficits. About $11 billion of these bonds were issued in the spring of 2004 to fund the accumulated budget deficits and provide about $2.2 billion for the 2004-05 fiscal year budget. Proposition 58 implemented changes in state budget procedures designed to mandate adoption of balanced budgets in the future, to grant greater mid-year budget adjustment powers, to require creation of a budget reserve, and to prohibit future long-term borrowing to finance budget deficits. See “Recent Financial Results – Balanced Budget Amendment” below.

The final 2004-05 fiscal year budget continued the pattern of recent years, with a combination of expenditure reductions, one-time funding mechanisms and borrowing from both external markets, other State funds and local governments. Although revenue results in the 2004-05 fiscal year have exceeded projections, the Administration estimates the State will face a structural budget deficit of about $9 billion for 2005-06 fiscal year. The Governor has proposed additional spending cuts and reform of a variety of funding requirements, including for education, which would require amendment to the State constitution.

The State faced serious cash flow difficulties in recent years as a result of the ongoing budget deficits and severely reduced revenues. It has had to resort to a series of external borrowing starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. The State issued $14 billion of cash flow notes to fund its requirements in the 2003-04 fiscal year, maturing in June, 2004. Repayment of this borrowing was accomplished with a combination of ongoing revenues and proceeds from the issuance of the economic recovery bonds approved at the March 2004 election, and the State’s cash flow borrowing in the 2004-05 fiscal year was reduced to $6 billion. Although about $3.75 billion of economic recovery bond capacity remains, the State budget still contains a large structural deficit. Unless this structural deficit can be addressed on a long-term basis, the State may continue to require access to external capital markets to meet its cash requirements.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest in the world. The State’s population of almost 36-1/2 million represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in early 1990’s due to a serious economic recession, but growth has returned to between 1.5 and 2.0 percent annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,185 billion in 2003, accounts for about 13% of all personal income in the nation. Total employment is over 16.5 million, the majority of which is in the service, trade and manufacturing sectors.

California rebounded from the most serious recession since the 1930’s and began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth appeared to have begun by early 2002, but job growth stalled by summer 2002. Job growth resumed in the second half of 2003 and 2004, with nonfarm payroll employment in December 2004 about 1.1 percent higher than a year earlier. Personal income also showed strong growth, with a 5.7 percent gain in the first three quarters of 2004 as compared to the year earlier. Residential construction and existing home sales remained strong in 2003 and 2004, in part due to low interest rates. After several weak years, nonresidential construction grew more strongly in 2004. Exports through California ports reversed their declines of several years and showed year-over-year increases in 2003 and 2004. In January, 2005, the State Department of Finance projected continued moderate growth in the economy in 2005 and 2006.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $13.8 billion below its appropriation limit in fiscal year in 2003-04 and will be about $9.4 billion below the limit in 2004-05, and $9.7 billion below its limit in 2005-06.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2005, the State had outstanding approximately $34.5 billion of long-term general obligation bonds and $7.2 billion of lease-purchase debt supported by the State General Fund. The State also had about $12.9 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of January 1, 2005 the State had about $31.3 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.6 billion of authorized and unissued lease-purchase debt. In the 2003-04 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 2.8% of General Fund revenues. However, debt service costs in 2003-04 had been reduced through a debt restructuring, and revenues included one-time receipts from economic recovery bonds and sale of tobacco litigation settlement moneys. See also “Bond Ratings” below.

Recent Financial Results

The principal sources of General Fund tax revenues in 2003-04 were the California personal income tax (49 percent of total tax revenues), the sales and use tax (32 percent), and the corporation tax (9 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source is projected to increase to about $8.2 billion, or about 10% of General Fund revenues in 2004-05.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses several years ago. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.6 billion in the 2004-05 fiscal year. The State will pay about $800 million in the 2004-05 fiscal year for “pay as you go” funding for health benefits for retired State employees. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which will eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3 percent. The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5 percent of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years            , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8 percent of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2003-04

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to just below $7,000 per pupil in the 2003-04 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called “CalWORKs,” became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid. Generally, health and welfare costs have been contained even during the recent period of economic recovery, with the first real increases (after inflation) in welfare support levels occurring in 1999-2000 and additional increases in 2000-01.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money by 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments.

The 2002-03 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Fiscal Year 2003-04 Budget

Original Budget Proposal The Proposed 2003-04 Governor’s Budget released on January 10, 2003 (the “2004 Governor’s Budget”) projected a continuing, significant downward revision of estimated State revenues, and indicated that for the combined 2002-03 and 2003-04 period, the nominal budget “gap” to be addressed was in the neighborhood of $35 billion. This consisted of about $17.7 billion of reduced revenues compared to earlier projections, $4.5 billion of additional expenditures, and the “loss” of $12.6 billion in budgetary resources allocated to one-time budgetary actions taken in the 2002 Budget Act which could not be duplicated (such as the sale of future tobacco settlement receipts).

The 2004 Governor’s Budget sought to close the entire $35 billion gap in the context of actions which would be completed by the end of the 2003-04 fiscal year. The plan included about $20.8 billion of spending reductions, a plan to transfer responsibility for many health and social services programs to local governments, relieving the State of over $8.1 billion of costs, and about $5.8 billion of additional funding shifts and transfers, loans, and other revenues. Certain new taxes were proposed to fund the local governments’ increased costs for the programs to be shifted.

May Revision As noted above some budget reductions were passed by the Legislature in March and April, 2003, but less than the amounts requested by the Governor. In May 2003, the Governor released the May Revision to the 2004 Governor’s Budget (“2004 May Revision”), which updated forecasts and provided a substantially revised budget plan for 2003-04.

First, the 2004 May Revision estimated that the budget gap had grown to about $38.2 billion (not counting the actions already taken), largely due to the cancellation of the $2 billion tobacco securitization scheduled in April 2003, and higher caseloads in certain programs. Actual tax revenues were reported to be very close to the projections made in the 2004 Governor’s Budget in January, with some small signs of recovery in personal income tax withholding and corporate tax receipts.

In the 2004 May Revision, the Governor recognized that many of his earlier proposals required more analysis, and that many parties preferred to solve the budget problem over more than one year. Accordingly, the 2004 May Revision divided the $38.2 billion gap into three main components:

1. The Governor proposed to fund the estimated accumulated budget deficit as of June 30, 2003 of $10.7 billion with issuance of economic recovery bonds during 2003-04, to be repaid from a dedicated one-half cent increase in the State sales tax, which would disappear once the bonds were repaid. Repayment of these bonds would be based on annual appropriations.

2. Once the accumulated deficit was removed from the books, the 2003-04 budget would be balanced with a combination of spending cuts, interfund loans and transfers, and some additional borrowing. A major assumption in the 2004 May Revision was that the State would terminate its payments to local governments to “backfill” the offset to vehicle license fees enacted several years ago, which costs the State $4.2 billion per year. The Administration expected that action could be taken under existing law to terminate the backfill and have the vehicle license fee paid by drivers increased back to the original level, so that local governments would not be harmed by this shift. The overall budget plan for 2003-04 called for revenues and transfers of $70.9 billion and expenditures of $70.4 billion, leaving a budget reserve of about $500 million.

3. The 2004 May Revision explicitly recognized that balancing the 2003-04 budget still left an ongoing “structural deficit,” which would cause the 2004-05 budget to be about $7.9 billion out of balance in the absence of corrective action.

Final Budget Act Members of the Legislature and the Governor were unable to reach agreement on a budget package before the start of the fiscal year on July 1, 2003, with strong partisan disagreements about the necessary elements of spending cuts and revenue increases needed to complete the budget. Without budget authorization, a number of spending programs were suspended as of July 1, including payments to vendors for new goods and services, some aid to local governments and schools and others; however high-priority obligations such as debt service payments continued to be made.

The 2003-04 Budget Act was finally passed by the Legislature and signed by the Governor on August 2, 2003. It resolved the budget gap with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. It assumed a year-end budget reserve at June 30, 2004 of almost $2 billion, and also assumed the 2004-05 fiscal year budget would have at least a $7.9 billion structural deficit to be closed. The principal features of the budget were as follows:

1. As proposed by the Governor in the 2004 May Revision, the Legislature authorized the issuance of “fiscal recovery bonds” designed to provide an estimated $10.7 billion of cash into the General Fund, representing the accumulated deficit as of June 30, 2003. (The new Administration subsequently estimated that because of stronger revenue results than anticipated, the June 30, 2003 budget deficit was only about $8.6 billion.) Issuance of these bonds had been delayed because of a legal challenge which was pending in court, but on March 2, 2004, voters approved Proposition 57 to authorize $15 billion of general obligation “economic recovery bonds” to replace the fiscal recovery bonds approved in July.

2. The budget also assumed two other external borrowings. The first was the second part of a tobacco securitization sale, postponed from spring, 2003 This sale was completed in September 2003 and produced about $2.2 billion of General Fund revenue. The second was the sale of pension obligation bonds (“POBs”) to make the 2003-04 payments due to the State Public Employee’s Retirement System, in the amount of about $1.9 billion. The POB sale was prevented from going ahead by an adverse court decision.

3. As noted, the budget relied on substantial savings in program costs, spread across most programs. K-12 schools received the minimum funding required by Proposition 98, but this will result in a small decrease in per-pupil spending, to about $6,900 per pupil. Significant cuts were made in higher education support, offset in part by student fee increases in the range of 30%. Other fee increases offset reductions in support for trial courts and resources programs. Health and social service costs were limited by foregoing cost of living increases and reducing Medi-Cal provider rates. State personnel costs were to be reduced by voluntary agreements to be negotiated with employee unions or layoffs; some but not all of these savings were achieved.

4. The budget assumed receipt of about $1.8 billion in new federal funding as a result of federal law passed to assist States. The budget also assumed the $4.2 billion annual savings resulting from the increase of the vehicle license fee. Although the new Governor reversed this action, the State saved about $1.3 billion in deferred “backfill” payments to local governments. Legislation was enacted promising to repay this amount in August, 2006. Another major one-time budget action was a shift in Medi-Cal accounting to add about $930 million in 2003-04. There were no other tax or revenue increases, aside from certain fees. The Governor’s realignment proposal to transfer certain health and social services programs to local governments was not enacted.

With the successful issuance of economic recovery bonds which generated $11.25 billion in General Fund receipts, of which about $9.2 billion were allocated to the 2003-04 year, and improved revenues from a strengthening economy, the State ended the year at June 30, 2004 with an estimated $1.7 billion budget reserve.

Fiscal Year 2004-05 Budget

Governor’s Budget Proposals The Proposed 2004-05 Governor’s Budget (the “2005 Governor’s Budget”) released on January 9, 2004 by the new Schwarzenegger Administration, reported that, in the absence of corrective action to change existing policies, operating deficits of about $14 billion would be incurred for the 2004-05 fiscal year. The original 2003-04 Budget Act estimated a budget reserve (SFEU) at June 30, 2004 of about $2 billion. The 2004 Governor’s Budget revised this estimate to about $290 million, assuming enactment of certain mid-year budget adjustment proposals (which were not adopted).

The May Revision of the 2004-05 Governor’s Budget reported increased revenues as well as increased expenditures (as a portion of new revenues were required to go to schools under Proposition 98), but the total impact was a projected increase in the June 30, 2005 budget reserve of about $363 million to $998 million.

2004-05 Budget Act. Following lengthy negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted on July 29, 2004. The Budget Act projected General Fund revenues and transfers of $77.3 billion (including application of $2 billion of economic recovery bond proceeds). Expenditures were estimated at $80.7 billion (the gap being made up from carryover resources from the prior year) and the year-end reserve at June 30, 2005 was estimated at $768 million. In October, 2004, the State issued $6 billion of revenue anticipation notes, due June 30, 2005, to cover normal cash flow needs during the fiscal year.

The major features of the 2004 Budget Act were the following:

1. Resetting the minimum Proposition 98 funding guarantee for public schools to save about $2 billion. This still provided an increase in funding for public schools to cover enrollment growth and inflation.

2. Cuts in General Fund support for higher education, to be offset by fee increases. After 2004-05, the Governor promised to allow a uniform fee increase policy, and to start to restore funding to State universities. As a result of budget cuts, State higher education units had to limit admissions for the first time in many years.

3. Limited reductions in health and welfare costs, saving about $1 billion. The Governor proposed a wide range of reductions in health and social services programs which will largely take effect in future years.

4. Reduction in pension costs for new employees for the first two years of employment. The Governor also proposed a $929 million pension obligation bond issuance assuming timely and successful appeal of the lawsuit which blocked the 2003 pension obligation bond issue. This proposal will not be implemented before June 30, 2005, as litigation is continuing.

5. Reduced General Fund payments to schools by transferring an additional $1.3 billion of city and county property taxes to school districts. This was incorporated into Proposition 1A, and will be repeated in 2005-06.

6. Reduction of $1.1 billion by suspending planned General Fund expenditures for the Transportation Investment Fund enacted several years earlier in better fiscal times.

7. A proposal to use moneys from new tribal gaming compacts with five tribes to obtain about $300 million of new General Fund revenue (a figure later reduced to $16 million) and to sell about $1 billion of bonds secured by future tribal payments to repay the loans from the Transportation Investment Fund to accelerate construction of transportation projects. This bond transaction is on hold pending the outcome of certain litigation.

In the 2005-06 Proposed Governor’s Budget, released on January 10, 2005 (“2006 Governor’s Budget”), the State Department of Finance estimated that the 2004-05 fiscal year would end with a budget reserve almost the same as the initial projection of almost $800 million. Both revenues and expenditures were projected to increase, to $78.2 billion and $82.3 billion, respectively.

The Governor in 2004 implemented a California Performance Review, which carried out a comprehensive analysis of State government. The major areas for review included: executive branch reorganization, program performance assessment and budgeting, improved services and productivity, and acquisition reform. The Governor and legislature are considering various recommendations, but no cost savings are assumed in 2004-05.

Proposed 2005-06 Fiscal Year Budget

The 2006 Governor’s Budget projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor has proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms described below which would have to approved by the voters. The major features of the proposed 2005-06 Budget include:

1. Increases in Proposition 98 funding to cover enrollment growth and inflation, but not additional appropriations which would be required under current law due to the deferrals from the prior years, saving about $2.2 billion. Higher education funding would increase from the prior year in line with the new “Compact” approved in 2004 to provide greater funding stability.

2. Continued reform of health and welfare programs to reduce the rate of growth. Expenditures would increase by $1.2 billion over the prior year, but there would be savings of several billion dollars over previously anticipated costs.

3. Pension initiatives to save about $300 million by shifting new employees into a corporate-style defined contribution plan in place of the existing defined benefit plan, and to save $470 million by ending State contributions to the State Teachers Retirement System which had begun in the early 1970’s to bring the System into actuarial soundness, but had not been intended as a permanent cost.

4. Continued external borrowing, but at a lower level than previous years. The Governor proposed using $1.7 billion of remaining economic recovery bonds, and another effort to use pension obligation bonds to pay some pension costs in the fiscal year, assuming successful conclusion of litigation. The Governor also proposed issuing about $460 million of bonds to pay a judgment in a lawsuit relating to liability for flood damage. This bond may also be subject to litigation.

5. Other cost savings, inter-fund borrowings and deferrals.

Governor’s Budget Reform Proposals

In order to more permanently eliminate the structural budget gap, the Governor proposed a series of reforms, which will require amendment of the Constitution. If the Legislature does not approve these reforms in a short time, the Governor has indicated he will support an initiative campaign and may call a special election to vote on the proposals later in 2004.

1. Automatic Budget Reductions — Under this proposal, if the Governor determines that revenues and expenditures in any fiscal year are projected to go more than $250 million out of balance (adjusted for inflation over time), he or she may declare an emergency and request the Legislature to take action. If no action is taken within a specified period (30 to 45 days), automatic across-the-board budget cuts would go into effect in an amount needed to rebalance the budget. Payments required by federal law or to support debt service on bonds would be excluded from the cuts, but virtually all other State payments, including salaries, school payments, and vendor payments would be affected.

2. Proposition 98 — The proposal would revise the Proposition 98 formulas to eliminate the “maintenance factor” which reduces payments to schools in certain years of lower revenue growth, but requires later repayments. As a result, school districts would be subject to automatic budget cuts under the proposal described above, but the present law allowing the Legislature to suspend the minimum guaranty in any year would be eliminated. Existing obligations to school districts under current law, totaling about $5 billion, would be repaid over 15 years.

3. Special Funds and Mandates — The ability of the Legislature to borrow money from special funds for budget balancing would be eliminated (temporary borrowing for cash management purposes would not be affected). Until this provision goes into effect, borrowing from the Transportation Improvement Fund would be allowed until 2006-07, and barred thereafter. Moneys owed to this Fund, and moneys owed to local governments for previous state mandates, would be repaid over 15 years.

Ongoing “Structural Deficit”

The independent Legislative Analyst’s Office (“LAO”) has reported for several years that the State is facing a “structural deficit,” because of a continuing imbalance between its basic level of revenues and its mandated spending levels for enacted programs. In a report issued on January 12, 2005, LAO indicates that while the 2005-06 Governor’s Budget has several “positive attributes,” LAO estimates that even if all the proposals are adopted, they will only address about half of the ongoing structural deficit, and absent further corrective action, the State will continue to face deficits in future years.

Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the last three fiscal years, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of economic recovery bonds. For the 2004-05 year, the State issued $6 billion of RANs as part of its normal cash management program, which are due on June 30, 2005. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were reduced in the early 1990’s from “AAA” levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California’s general obligation bonds as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch.

Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of February 1, 2005, were Standard & Poor’s “A,” Fitch “A-” and Moody’s “A3.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results—State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years. See “Recent Financial Results—Continuing Budget Shortfall” and “—-Fiscal Year 2004-05 Budget.”

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Debt Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Debt Obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any Debt Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

The State of New York’s most recently completed fiscal year began on April 1, 2003 and ended on March 31, 2004. The most recent published Update to the Annual Information Statement was dated September 19, 2004, as modified by Supplements, dated November 16, 2004 and January 25, 2005.

Special Considerations. Many complex political, social and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State’s control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (“DOB”) believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

An ongoing risk to the Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State’s projections of receipts and disbursements. For example, the Federal government has issued a draft disallowance for certain claims, and deferred the payment of other claims, submitted by school districts related to school supportive health services. It is unclear at this time what impact, if any, such disallowances may have on the State Financial Plan in the current year or in the future. The Financial Plan assumes no significant Federal disallowances or other Federal actions that could adversely affect State finances.

The Federal government is currently auditing Medicaid claims submitted since 1993 under the school supportive health services program. At this point, the Federal Government has not finalized audits and, as a result, the liability of the State and/or school districts for any disallowances that may result from these audits cannot be determined. Federal regulations include an appeals process that could postpone repayment of any disallowances. The Financial Plan assumes the Federal government will fully reimburse these costs.

In addition, through March 2004, a portion of Federal Medicaid payments related to school supportive health services have been deferred by the Federal Centers for Medicare and Medicaid Services, pending finalization of audits. Since the State has continued to reimburse school districts for these costs, these Federal deferrals, if not resolved, could negatively impact future health care spending.

DOB still continues to project General Fund collective bargaining costs of $274 million in 2004-2005 for Executive Branch agencies growing to $473 million in 2005-2006 and $621 million in 2006-2007. The costs for the unions that have reached labor settlements, including the Civil Service Employees Association, the United University Professions, and the Professional Employee Federation, and the State’s Management-Confidential employees, have been allocated from a central reserve to the appropriate agencies/programs. The State still assumes that the costs for the unions that have not yet reached collective bargaining agreements (e.g., NYSCOPBA, Council 82) will be consistent with these concluded labor settlements.

Pension legislation enacted in July 2004 is projected to cost $177 million in 2005-06, growing to $202 million in 2006-07. The legislation authorizes State and local governments to amortize 2004-05 pension costs above 7 percent of salary expenditures over a period of ten years at a market rate to be established by the State Comptroller. The first annual payment is due in 2005-06. In addition, the legislation extends the amortization option to local governments for costs above 9.5 percent in 2005-06 and 10.5 percent in 2006-07.

Legislation enacted in 2003 currently requires the Local Government Assistance Tax Fund (“LGAC”) to certify $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by New York City or its assignee, that act or omission would not constitute an event of default with respect to LGAC bonds. In June 2004, the Corporation’s Trustee, The Bank of New York, notified LGAC’s bondholders of these amendments.

General Fund Summary. On September 14, 2004, DOB issued the Enacted Budget Report for the 2004-05 fiscal year. DOB projected a potential imbalance of $434 million in the

General Fund in 2004-05. The projections reflected the impact of the Governor’s vetoes of certain legislative additions to the Executive Budget, valued at roughly $235 million of savings in the current fiscal year. To fully eliminate the current-year imbalance and help reduce future projected budget gaps, DOB began preparation of a Fiscal Management Plan (“FMP”) in cooperation with State agencies. DOB, in its November 16, 2004 report, projected that based upon results to date and a revised economic outlook (including upward revisions to the personal income tax (“PIT”) and the real estate transfer taxes, offset by higher costs for Medicaid and the Department of Correctional Services), the potential current year imbalance would total $290 million.

The State economy is experiencing sustained growth, and generating tax collections above the levels forecast by DOB in its most recent update to the 2004-05 Financial Plan issued November 1, 2004 (the “Mid-Year Update”). DOB now projects underlying annual receipts growth of 10.2 percent in 2004-05 and 6.5 percent in 2005-06, based on actual results to date and a revised economic forecast. The improvement in tax collections, in combination with savings from the statewide FMP, is expected to permit the State to end the 2004-05 fiscal year with a $170 million cash surplus in the General Fund and make the maximum possible contribution ($70 million) to the Rainy Day Fund, bringing the balance to $864 million, equal to its statutory cap of 2 percent of General Fund spending.

The revised revenue and spending projections also reduce the projected budget gaps to $4.2 billion in 2005-06 and $5.8 billion in 2006-07, at the lower end of the forecast range in the Mid-Year Update, as described in detail later in this overview.

Aside from the $21 million in the Contingency Reserve Funds (“CRF”), the 2004-05 Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, future collective bargaining agreements with State employee unions, Federal disallowances, or other Federal actions that could adversely affect the State’s projections of receipts and disbursements.

State Economy. Recent above-trend national growth rates have helped to buttress the New York State economy. The State is estimated to have emerged from recession in the summer of 2003. The DOB’s January 25, 2005 Supplement noted that the New York City economy is well on its way to a full recovery from the impact of the September 11th attack, reversing several years where the City’s job base was in decline. The DOB also noted that the continued strengthening of the State economy will help to sustain the housing market, although not at the torrid pace of growth observed in 2004. Moreover, with the pickup in equity market activity toward the end of 2004, the profit outlook for the finance industry is brightening, though the level of profits for the year is not expected to match that of 2003. Bonus growth is expected to slow to 15 percent resulting in total New York wage growth of 4.9 percent for 2005, reduced modestly from 5.7 percent in 2004. State nonagricultural employment is projected to rise 1.1 percent in 2005, a significant improvement compared with 0.4 percent growth for 2004, but below projected growth of 1.8 percent for the nation.

In addition to the risks described above, there are risks specific to New York. Another attack targeted at New York City would once again disproportionately affect the State economy. Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect New York State, resulting in lower income and employment growth than reflected in the current forecast. In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the forecast. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and IPOs is possible, resulting in higher wage growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast. In an environment of global uncertainty, the pace of both technological and regulatory change is as rapid as it has ever been, compounding even further the difficulty in projecting industry revenues and profits.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse with a comparatively large share of the nation’s finance, insurance, transportation, communications and services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services sector, which includes professional and business services, education and healthcare, leisure and hospitality services, is the State’s leading economic sector. The services sector accounts for more than four of every ten nonagricultural jobs in New York, and accounts for a higher proportion of total jobs than the rest of the nation.

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating and electrical equipment products are located in the upstate region.

Trade, Transportation and Utilities: The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

Financial Activities: New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Government: Federal, State and local governments together are the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

State Budget. The State Constitution requires the Governor to submit to the Legislature a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous State financial plan.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1 billion (in each of the fiscal years 1998-99 through 2000-01), $6.8 billion in 2002-03 and $2.8 billion in 2003-04. The DOB projects budget gaps of $4.2 billion in 2005-06 and $5.8 billion in 2006-07.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds and the Debt Service Funds. The State’s fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State’s 2003-04 fiscal year, the General Fund accounted for approximately 43 percent of All Governmental Funds disbursements. General Fund moneys are also transferred to and from other funds, primarily to support certain capital projects and debt service payments in other fund types.

General Fund receipts, including transfers from other funds, are now projected at $43.5 billion in 2004-05. DOB has revised the revenue estimate upward based on revenue collections to date and the strength of key economic indicators, both of which have exceeded expectations. Consistent with the experience in prior State economic expansions, personal income tax collections have shown robust growth, which DOB believes is due mainly to increases in non-wage income. Real estate related tax collections have also exceeded planned levels, reflecting strength in home sales and mortgage refinancings. General Fund spending is expected to total $43.4 billion in 2004-05. A delay in the expected receipt of $200 million in Empire conversion proceeds that was budgeted to reduce General Fund Medicaid spending and cost overruns in correctional services account for most of the increase.

Based on actual results to date, State Funds spending is now projected to total $64.1 billion in the current year, a decrease of $136 million from the Mid-Year Update. All Funds spending in 2004-05 is now projected to total $101.6 billion, an increase of $316 million from the Mid-Year Update.

DOB projects the State will end the 2004-05 fiscal year with a balance of $1.2 billion in the General Fund. The balance consists of $864 million in the Rainy Day Fund, $301 million in the Community Projects Fund, and $21 million in the CRF.

While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $4.2 billion in 2005-06, $5.8 billion in 2006-07 and $5.6 billion in 2007-08.

All Funds receipts for 2005-06 are projected to total $105.5 billion, an increase of $4.4 billion (4.3 percent) over 2004-05 projections. The total comprises tax receipts ($50.7 billion), Federal grants ($36.6 billion) and miscellaneous receipts ($18.3 billion). General Funds receipts for 2005-06 are projected to total $45.1 billion, an increase of $1.6 billion (3.6 percent) over 2004-05 projections. State Funds receipts for 2005-06 are projected to total $68.9 billion, an increase of $5.3 billion (8.3 percent) over 2004-05 projections.

All Funds spending, the broadest measure of State spending, is projected to total $105.5 billion in 2005-06, an increase of $2.5 billion (2.4 percent) over the adjusted current year forecast. General Fund spending is projected to total $45.1 billion in 2005-06, an increase of $1.2 billion (2.6 percent) over the adjusted current year forecast. State Funds spending, which includes both the General Fund and spending from other funds supported by State revenues, is projected to increase by $3.5 billion (5.4 percent) and total $69.1 billion in 2005-06.

The Financial Plan projections assume that the 2005-06 Executive Budget recommendations are enacted in their entirety.

Presented below are the historical financial results for each of the last three fiscal years including the recently completed fiscal year of 2003-04.

2003-2004 Fiscal Year. The DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion.

The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the TSRF (after an $84 million deposit at the close of 2003-04), the CRF ($21 million), and the Community Projects Fund ($262 million). The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

The State Legislature approved the annual budget for fiscal year 2003-04 on May 15, 2003, successfully overriding gubernatorial vetoes totaling $3.2 billion. On May 28, 2003, DOB issued its 2003-04 Enacted Budget Financial Plan summarizing the impact of the Legislature’s actions and other events on the State’s 2003-04 Financial Plan as submitted by the Governor in January 2003. DOB reported that the annual budget approved by the Legislature created a potential imbalance of $912 million in the General Fund, which DOB planned to correct through a combination of management actions and temporary Federal aid that the President had signed into law after the State Legislature had acted on the budget. At the time, the Legislature did not agree with DOB’s Financial Plan estimates. General Fund actual results in 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid.

The temporary Federal aid produced nearly $1.2 billion in General Fund relief during the 2003-04 fiscal year, which eliminated the initial projected $912 million imbalance. New York’s share of the national aid package consisted of a revenue sharing grant worth $645 million and a temporary 2.95 percent increase in the Federal Medical Assistance Percentage that produced $506 million in General Fund savings. The grant increased General Fund receipts, while the higher matching rate lowered Medicaid spending in the General Fund, but increased the amount spent from Federal Funds.

Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State’s social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

All Governmental Funds receipts reached $99 billion in 2003-04, an increase of $10.91 billion (12.4 percent) from 2002-03. The increase reflects both gradually improving economic conditions and significant policy actions taken with the 2003-04 Enacted Budget. These actions included $4.20 billion in tobacco securitization proceeds as well as temporary increases in PIT rates and in the base and rate of the sales tax.

All Governmental Funds spending in 2003-04 was $97.43 billion, an increase of nearly $8.3 billion over 2002-03. The annual impact of payment deferrals, which had the effect of lowering 2002-03 spending by $1.9 billion and increasing 2003-04 spending by the same amount, accounted for $3.8 billion (46 percent) of the annual increase. Aside from the payment deferrals, Medicaid spending, driven mainly by caseload, utilization and inflationary pressures, increased by $1.8 billion, followed by growth in Federal education aid, State pension costs and pass-through aid related to the World Trade Center recovery efforts.

PIT net receipts for 2003-04 reached $24.1 billion, an increase of $352 million (1.5 percent) from 2002-03 due largely to a modestly improved economic environment and the first-year impact of the temporary three-year PIT increase enacted in 2003. The increase is partially offset by a $1.63 billion lower contribution from the Refund Reserve account. Net of Refund Reserve transactions, All Funds income tax receipts grew 8.8 percent over 2002-03 results.

PIT General Fund net receipts for 2003-04 reached $15.8 billion, a decrease of $1.02 billion (6.1 percent) from 2002-03. In addition to the changes reflected in All Funds net receipts, the deposit into the Revenue Bond Tax Fund (“RBTF”) was $14 million more than anticipated and the deposit into the School Tax Relief Fund (“STAR”) was $16 million less than anticipated. After adjustment for the impact of the acceleration of the $400 million in tobacco proceeds from 2004-05 to 2003-04, General Fund year-end results were $111 million (0.7%) less than anticipated in the Enacted Budget estimate. In addition to the changes reflected in All Funds net receipts, the deposits into the RBTF and STAR were $82 million and $19 million more, respectively, than anticipated in May 2003.

2002-03 Fiscal Year. After deferring $1.9 billion in planned spending to 2003-04, the State ended the 2002-03 fiscal year on March 31, 2003 with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the TSRF, $20 million in the CRF, and $85 million in the Community Projects Fund. The closing fund balance excludes $627 million on deposit in the refund reserve account at the end of the 2002-03 fiscal year.

General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion (6 percent) from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion (5 percent) from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the TSRF (after a deposit of $83 million in fiscal year 2001-02), $157 million in the CRF, $159 million in the CPF, and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

General Fund receipts, including transfers from other funds, totaled $41.4 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3. percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the January Financial Plan), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) for the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments and these payments are expected to occur in the 2002-03 fiscal year.

Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (the “Debt Reform Act”) imposes statutory limitations on new State-supported debt outstanding, which apply to general obligations bonds as well as other State-supported bonds issued on and after April 1, 2000.

The State Constitution also provides that general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, and beginning not more than one year after issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

The Debt Reform Act implemented statutory initiatives intended to improve the State’s borrowing practices by imposing phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital works and purposes only.

The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and is gradually increasing until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts on 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt services costs to be calculated by October 31st of each year and reported in the quarterly Financial Plan Update most proximate to October 31st of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The DOB expects that the prohibition on issuing new State-supported debt if the caps are met or exceeded will provide an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

On October 30, 2002, the State reported that it was in compliance with both debt caps, with new debt outstanding at 0.67 percent of personal income and new debt service at 0.36 percent of total governmental receipts. For the 2002-03 fiscal year, the debt outstanding and debt service caps were 1.65 percent each. The debt outstanding and debt service costs for the 2002-03 and 2003-04 fiscal years were also within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt. As of March 31, 2004, State-supported debt in the amount of $40.3 billion was outstanding, resulting in a variable rate exposure cap of approximately $6 billion and an interest rate exchange agreement cap of approximately $6 billion. As of March 31, 2004, there was approximately $1.9 billion, or 4.7 percent of total debt outstanding, in outstanding debt instruments resulting in net variable rate exposure. In addition, five issuers, Dormitory Authority of the State of New York, Urban Development Corporation, Housing Finance Agency (“HFA”), LGAC and the Thruway Authority have entered into $5.5 billion, or 13.6 percent of total debt outstanding, notional amount of interest rate exchange agreements. Thus, at March 31, 2004, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York’s authorities and public benefit corporations (“Authorities”). The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The proposed 2005-06 through 2009-10 Capital Program and Financing Plan was released with the Executive Budget on January 18, 2005. Total capital spending is projected to be $33.9 billion across the five years of the Capital Plan, an average of $6.7 billion annually.

Over the Five-Year Plan, spending to support the State’s transportation infrastructure continues to account for the largest share, 56% of total spending. The balance of total spending will support other capital investments in the areas of education (13 percent), parks and the environment (9 percent), mental hygiene and public protection (8 percent), economic development and government oversight (9 percent) and health and social welfare, general government and other areas (5 percent).

Total debt outstanding is projected to rise from $41.3 billion in 2004-05 to $47.8 billion in 2009-10, or by an annual average of 3.0 percent. The projections of State borrowings are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State Personal Income Tax Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State Personal Income Tax Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of personal income tax receipts (excluding refunds owed to taxpayers and deposits to STAR) be deposited to the RBTF for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State Personal Income Tax Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that personal income tax receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual personal income tax receipts or $6 billion.

The State issued its first State Personal Income Tax Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2004, approximately $3.3 billion of State Personal Income Tax Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.

Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. On November 4, 2004 Moody’s raised its rating on the State’s general obligation bonds to A1.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2004-05 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor’s application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2004-05 Financial Plan. The State believes that the 2004-05 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2004-05 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2004-05 Financial Plan.

Ongoing litigation challenging the use of proceeds resulting from the conversion of Empire from a not-for-profit corporation to a for-profit corporation could result in a loss of resources in 2004-05 for both the General Fund and Health Care Workforce Recruitment & Retention Act of 2002 (“HCRA”). Pursuant to court order, all proceeds are currently being held in escrow by the State Comptroller until a judgment is rendered. The current HCRA Plan, which expires on June 30, 2005, counts on a total of $1.2 billion in conversion proceeds, including planned proceeds from future sales. In addition, another $200 million in conversion proceeds is expected to finance Medicaid costs in the General Fund in 2004-05. Availability of these resources depends on successful resolution of the litigation or release of the moneys currently held in escrow. The General Fund is required to finance any shortfall in HCRA up to the payment that would have been received by HCRA absent the securitization of tobacco proceeds. In addition, a statutory loan repayment provision requires the General Fund to provide up to $200 million to cover any additional HCRA shortfall.

In Campaign for Fiscal Equity, Inc. (CFE) et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State’s method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State’s public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

By decision dated January 9, 2001, following trial, the trial court held that the State’s education funding mechanism does not provide New York City students with a “sound basic education” as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court’s decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

By decision dated June 26, 2003, the Court of Appeals reversed that portion of the June 25, 2002 decision and order of the Appellate Division, First Department relating to the claims arising under the State Constitution. The Court held that the weight of the credible evidence supported the trial court’s conclusion that New York City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide said sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision.

On August 3, 2004, the Supreme Court, New York County, referred this case to a panel of three referees. On November 30, 2004, the panel issued its report and recommendations. It recommended that the District Court direct the State to pay to New York City schools a total of $14.08 billion over the next four years in additional operations funding and $9.179 billion over the next five years for capital improvements.

DOB continues to assume the entire outyear value of video lottery terminals (“VLT”) is reserved to help finance compliance with the CFE court case. Under an expansion plan proposed by the Governor in the 2004-05 Executive Budget, receipts from VLTs were expected to be $950 million in 2005-06. This plan was not enacted by the Legislature. Eight VLT facilities were authorized under the current law, but two major facilities located at Yonkers and Aqueduct Raceways have not yet begun operations. These two facilities were expected to produce the majority of the VLT receipts under current law. In July 2004, the Appellate Division of the Court of Appeals upheld the constitutionality of VLTs as a lottery providing education funding. However, the decision stated that certain allocation provisions within the statute allowing VLTs were considered unconstitutional.

While the order of the Court allows current VLT facilities to continue operations, development of the Yonkers and Aqueduct projects has been deferred pending the outcome of litigation at the Court of Appeals.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement (“MSA”) with the nation’s largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related state statutes) primarily on preemption grounds, and the plaintiff’s sought preliminary injunctive relief. On September 14, 2004, the District Court denied all aspects of the plaintiff’s motion for a preliminary injunction except that portion of the motion seeking to enjoin enforcement of Chapter 666 of the Laws of 2003, which limits the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit.

In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the “MAC Refinancing Act”). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law section 3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution.

The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

By opinion dated May 13, 2004, the Court of Appeals modified the order of the Appellate Division, Third Department, by reinstating the September 17, 2003 order of the Supreme Court and as so modified, affirmed.

In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor’s application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant’s motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument. By decision entered December 11, 2003, the Appellate Division, First Department, affirmed the decision of the Supreme Court, New York County, dismissing the complaint. Plaintiff has appealed this decision to the Court of Appeals. By decision dated December 16, 2004, the Court of Appeals affirmed the decision of the Appellate Division, First Department.

In Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, parts B, C and D of Chapter 383 of the Laws of 2001, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLT at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi-jurisdiction and out-of-state lottery. Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out of State Lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al and Karr v. Pataki, et al. have appealed from this order.

In Pataki v. New York State Assembly, et al., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly.

By decision and order dated November 7, 2001, the Supreme Court, Albany County, granted the State Comptroller’s motion to dismiss this action as against the Comptroller. The plaintiff has appealed from that order. By decision and order dated January 17, 2003, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills an unconstitutional violation of article VII of the State Constitution and denied defendants cross-motions for summary judgment. Defendants appealed from the January 17, 2002 order to the Appellate Division, Third Department.

By opinion and order dated April 22, 2004, the Appellate Division, Third Department, affirmed the decision and order of the Supreme Court, Albany County. Defendants have appealed from this opinion and order to the Court of Appeals. By decision dated December 16, 2004, the Court of Appeals affirmed the opinion and order of the Appellate Division, Third Department.

Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke’s Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners’ claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision. In a decision and order dated November 18, 2004, the Appellate Division, Third Department, affirmed the judgment of the Supreme Court, Albany County.

In a related case, Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to the HCRA, which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Supreme Court, Oneida County, granted summary judgment to defendants dismissing this case. In light of the decision dismissing Sitrin, the plaintiffs in New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., have discontinued the case.

In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the “public asset fund” to be used for the purpose set forth in § 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff’s original complaint but also affirmed the denial of defendants’ motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have moved in the Appellate Division for leave to appeal to the Court of Appeals.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. On November 29, 2004, the plaintiff tribal entities, with one exception, approved a settlement proposed by the State, which would require enactment of State and Federal legislation to become effective.

On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

On December 7, 2004, settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe, which would in part require the passage of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. The agreements contemplate the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. Although the agreements provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, these agreements have not been signed by the United States, the Oneidas of New York, the Oneida of the Thames Band or the New York Brothertown.

In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government’s motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit.

Following argument of the appeal, the Second Circuit requested that the parties brief the Court on the impact of any eventual decision by the United States Supreme Court in City of Sherrill v. Oneida Indian Nation of New York, et al., a case to which the State is not a named party, involving the issue of whether parcels of land recently acquired by the Oneida Indian Nation of New York within the 1788 reservation boundaries are subject to local property taxation. On October 1, 2004, the State filed an action in the District Court for the Northern District Court under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest. The State and the United States have agreed to stay this litigation pending a decision in the Sherrill case.

Settlements were signed on by the Governor of the State with the Chief of the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004 and with the Cayuga Indian Nation of New York on November 17, 2004 which would, in part, require enactment of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. These agreements provide for differential payments to be made to the plaintiff tribes, based upon the outcome of the appeal now pending in the Second Circuit.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

On September 11, 2001, two hijacked passenger jetliners flew into the World Trade Center, resulting in a substantial loss of life, destruction of the World Trade Center and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery, clean up and repair efforts have resulted in substantial expenditures. The City has been largely reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. In addition, the State authorized the New York City Transitional Finance Authority (“TFA”) to have $2.5 billion of bonds and notes to pay costs related to or arising from the September 11 attack, of which the TFA currently has outstanding approximately $2 billion. It is not possible to quantify at present with any certainty the long-term impact of the September 11 attach on the City and its economy.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City’s general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. On November 27, 2002, S&P changed its outlook for the City’s general obligation debt to “negative” from “stable” but maintained its single-A rating.

Moody’s ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody’s upgraded approximately $28 billion of the City’s general obligations from Baa1 to A3. On June 9, 1998, Moody’s affirmed its A3 rating to the City’s general obligations and stated that its outlook was stable. In August 2000, Moody’s upgraded approximately $26 billion of the City’s general obligations from A3 to A2. On September 19, 2001, as a result of the attacks of September 11th, Moody’s changed the outlook on the City’s bonds from stable to uncertain. Shortly thereafter, on November 16, 2001, this outlook was changed again by Moody’s from uncertain to negative. On January 28, 2004, Moody’s upgraded its outlook on the City’s bonds from negative to stable in light of the City’s improving economy and revenue picture.

On March 8, 1999, Fitch IBCA upgraded New York City’s $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City’s general obligation bonds have been upgraded to A+.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the MAC Refinancing Act to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

For the 2004 fiscal year, the City’s General fund had an operating surplus of $1.928 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2004 fiscal year is the twenty-fourth consecutive year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results. after discretionary and other transfers.

Before providing for prepayments and increased appropriations to the Budget Stabilization Account and before implementation of the City’s Gap Closing Program, the City of New York’s Financial Plan for fiscal years 2005-2009 projects a budget surplus of $911 million for 2005, and budget gaps of $3.1 billion, $4.5 billion and $4.0 billion in 2006, 2007 and 2008, respectively. To achieve a balanced budget for 2006 and reduce projected gaps for 2007 and 2008, a gap closing program has been developed. Program actions within the city’s control include an agency program which reduces spending or increases revenues totaling $423 million, $506 million, $350 million and $349 million in 2005, 2006, 2007 and 2008 respectively; debt service savings of $10 million and $85 million in 2005 and 2006; and asset sales of $85 million in 2005. The program also includes initiatives requiring state action of $500 million, $200 million and $100 million in fiscal years 2006, 2007 and 2008 and federal action of $250 million in 2006. Additionally, there is a reduction of $325 million in pension and health insurance costs in 2006 and $200 million in 2007. Implementation of this plan will leave remaining gaps of $3.7 billion in fiscal year 2007, $3.6 billion in fiscal year 2008 and $3.2 billion in fiscal year 2009.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs and recovery costs related to the World Trade Center. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City’s capital financing capacity: (i) the State Legislature created the TFA in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions, combined with the City’s remaining capacity, will provide sufficient financing capacity to continue its capital program through City fiscal year 2011.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holding descriptions); (ii) the Trust or its Adviser or Co-Administrators may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s

Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to its Adviser, Co-Adminstrators, auditors, custodian and legal counsel, or to a rating or ranking organization, or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive quarterly reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous quarter, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks.

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S.

Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

*        *        *

For purposes of measuring limitations on investments in a single industry, asset-backed securities will be classified according to the underlying assets securing such securities.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law.

The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; or (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios. Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and Plus Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

Ralph L. Schlosstein* Age: 53	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; Board of Advisors, Marujupu LLC.	62	Director and Chairman, BlackRock Family of Closed-End Funds; Director Anthracite Capital, Inc.

Disinterested Trustees

G. Nicholas Beckwith, III Age: 59	Trustee	Since 1999	Chairman, President and Chief Executive Officer, Beckwith Machinery Company; Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Brown University’s Corporation Committee on Biomedical Affairs; Member: Brown University President’s Leadership Council; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Shadyside Academy; and Beckwith Family Foundation.	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee

Disinterested Trustees

Jerrold B. Harris Age: 62	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College.	10

Rodney D. Johnson Age: 63	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

Joseph P. Platt, Jr. Age: 57	Trustee	Since 1999	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker) formerly, Director, Palmer and Gay (U.S. insurance broker); Director and Executive Vice President, Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 59	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank.	10

Kenneth L. Urish Age: 54	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Director, Western Pennsylvania Montessori School; AlphaSource Procurement Systems, LP.	10

Frederick W. Winter Age: 60	Trustee	Since 1999	Dean, Joseph M. Katz School of Business – University of Pittsburgh (since 1997).	10	Director, Alkon Corporation (1992-present); Director, Indotronix International (2004-present).

Executive Officers

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Paul Audet BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 51	Treasurer	Since 2001	Managing Director and Chief Financial Officer, BlackRock, Inc. (since 1998); Treasurer, BlackRock Funds (since 2002).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 40	Assistant Treasurer	Since 2001	Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003) Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (1997 to 2003).

Brian P. Kindelan BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age: 45	Secretary	Since March, 2005	Director and Senior Counsel (since January 2001), and Vice President and Senior Counsel (1998-2000).

Edward B. Baer BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 36	Assistant Secretary	Since March, 2005	Director and Senior Counsel, BlackRock, Inc. since 2004; Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000)

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 45	Assistant Secretary	Since March, 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bart Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 45	Chief Compliance and Anti- Money Laundering Officer	Since September 2004	Managing Director (since 2003), Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since 2004), BlackRock, Inc. (since 1998).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.

[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one-year term.

[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.

*	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC’s parent.

The Trust’s Board has an Audit Committee, a Governance Committee and a Nominating Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, supervises the Trust’s independent auditors, Deloitte & Touche LLP. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2004. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2004. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary.

The following provides certain information about the fees received by the Trustees of the Trust for the year ending October 31, 2004.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as part Of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees

G. Nicholas Beckwith, III, Trustee	$56,000	N/A	N/A	$56,000

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$61,000	N/A	N/A	$61,000

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$66,000	N/A	N/A	$66,000

Joseph P. Platt, Jr., Trustee	$56,000	N/A	N/A	$56,000

Robert C. Robb, Jr., Trustee	$56,000	N/A	N/A	$56,000

Ralph L. Schlosstein, Trustee, Chairman and President*	$0	N/A	N/A	$0

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$66,000	N/A	N/A	$66,000

Frederick W. Winter, Trustee	$56,000	N/A	N/A	$56,000

*	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.

Beckwith Machinery Company, of which Mr. Beckwith is President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $95,000 and $130,000 during the calendar years ended December 31, 2003 and 2004, respectively. For both years, these transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PNC Leasing is a subsidiary of PNC, which is the indirect majority-owner of BlackRock, Inc. BlackRock, Inc. is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer.

As of February 14, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

As of December 31, 2004, the Trustees did not own beneficially any shares of the Funds.

Investment Adviser

The advisory services provided by BIMC are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses. For the advisory services provided and expenses assumed by it, BIMC is entitled to receive fees, computed daily and payable monthly, at the following annual rates:

TempFund:

Annual Fee	Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.080%	of the next $1 billion
.075%	of the next $1 billion
.070%	of amounts in excess of $8 billion.

TempCash, MuniFund and MuniCash:

Annual Fee	A Fund’s Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.085%	of the next $1 billion
.080%	of amounts in excess of $7 billion.

Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Annual Fee	The Funds’ Combined Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.085%	of the next $1 billion
.080%	of amounts in excess of $7 billion.

California Money Fund and New York Money Fund:

Annual Fee	A Fund’s Average Net Assets
.20%	of the average net assets

PFPC, as described below under “Co-Administrators,” and BIMC are co-administrators of the Fund. They have contractually agreed to waive their fees and reimburse expenses, as described below under “Co-Administrators”, to ensure that each Fund’s combined “Management Fees,” “Administration Fees” and “Miscellaneous Expenses” do not exceed a specified percentage of each Fund’s average net assets.

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2004, 2003 and 2002.

	2004		2003		2002
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$17,858,711	$3,241,970	$20,153,965	$3,133,904	$25,368,670	$407,504
TempCash	8,285,322	2,952,403	8,456,815	2,856,086	6,527,446	2,561,094
FedFund	1,754,373	1,184,871	2,115,590	1,235,770	2,469,878	860,777
T-Fund	2,373,993	1,344,922	2,640,931	1,356,207	3,220,587	1,059,255
Federal Trust Fund	54,713	107,520	71,854	141,152	129,179	96,429
Treasury Trust Fund	895,168	761,615	872,825	773,657	888,152	489,861
MuniFund	1,764,670	1,432,694	1,344,595	1,281,834	835,918	883,285
MuniCash	2,138,856	1,574,277	1,632,633	1,378,991	976,752	931,442
California Money Fund	459,282	502,387	488,627	539,451	473,546	585,794
New York Money Fund	330,114	361,820	409,193	455,887	348,473	430,492

At a meeting held on February 9, 2004, the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), approved the continuation of the Trust’s investment advisory agreements with BIMC with respect to the Funds, for an additional one-year period. In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of BIMC’s services provided to each Fund and BIMC’s experience and qualifications. The Trustees considered, in particular, each Fund’s fee structure, including each Fund’s operating expense ratios and BIMC’s fee waivers and expense reimbursements for each Fund; the profitability to BIMC of its services to the Trust, and possible economies of scale; and other compensation or possible benefits to BIMC arising from its relationship with the Trust. The Trustees also considered the personnel and resources of BIMC, the overall nature and quality of BIMC’s services and the specific provisions of the investment advisory agreement.

After discussion, the Board of Trustees concluded that BIMC had the capabilities, resources and personnel necessary to continue to manage the Funds. The Board of Trustees also concluded that based on the services that BIMC would provide to the Funds under the investment advisory agreement and the expenses incurred by BIMC in the performance of such services, the compensation to be paid to BIMC was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with BIMC for an additional one-year period.

Co-Administrators

BIMC and PFPC serve as the Trust’s co-administrators. PFPC has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of the PNC and is an affiliate of BIMC. As the Trust’s co-administrators, BIMC and PFPC have agreed to provide the following services: (i) assist generally in supervising the Funds’ operations, including providing a Wilmington, Delaware order-taking facility with toll-free IN-WATS telephone lines, providing for the preparing, supervising and mailing of purchase and redemption order confirmations to shareholders of record, providing the operation of an automated data processing system to process purchase and redemption orders, maintaining a back-up procedure to reconstruct lost purchase and redemption data, providing information concerning the Funds to their shareholders of record, handling shareholder problems, providing the services of employees to preserve and strengthen shareholder relations and monitoring the arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) assist in the Funds’ Wilmington, Delaware office; (v) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (vi) maintain the registration of the Funds’ shares for sale under state securities laws; (vii) provide fund accounting services; and (viii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assisting the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation.

For administrative services, the Co-Administrators are entitled jointly to receive fees, computed daily and payable monthly, at the annual rates described below. In addition, until February 28, 2006, the Co-Administrators and BIMC have contractually agreed to reduce their fees and reimburse expenses (the “waiver agreement”) to ensure that the combined “Management Fees,” “Administration Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2006. Any fees waived by the Co-Administrators and BIMC with respect to a particular fiscal year are not recoverable.

Annual Fee	Assets
.175%	of each Fund’s first $1 billion of average net assets
.150%	of each Fund’s next $1 billion of average net assets
.125%	of each Fund’s next $1 billion of average net assets
.100%	of each Fund’s average net assets in excess of $3 billion

The following chart provides information with respect to the administration fees (net of waivers) paid and administration fees waived for the fiscal years ended October 31, 2004, 2003 and 2002.

	2004		2003		2002
FUND	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$23,687,574	$3,241,970	$26,920,195	$3,133,904	$28,734,218	$407,504
TempCash	9,344,752	2,952,403	9,535,040	2,856,086	6,911,923	2,561,094
FedFund	2,750,317	1,184,871	3,244,265	1,235,770	3,010,915	860,777
T-Fund	3,375,385	1,344,922	3,729,075	1,356,207	3,735,239	1,059,255
Federal Trust Fund	138,990	107,520	193,158	141,152	190,605	96,429
Treasury Trust Fund	1,643,460	761,615	1,690,652	773,657	1,238,835	489,861
MuniFund	1,764,670	1,432,694	1,344,595	1,281,834	835,918	883,285
MuniCash	2,138,856	1,574,277	1,632,633	1,378,991	976,752	931,442
California Money Fund	339,073	502,387	360,117	539,451	412,582	585,794
New York Money Fund	243,622	361,820	301,058	455,887	301,506	430,492

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Until January 1, 2001, Provident Distributors, Inc. (“PDI”) served as distributor of the Trust’s shares. At that time, PDI was acquired by PFPC Distributors, Inc.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund;

(iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2004, custody credits earned were as follows: $1,562 with respect to FedFund; $12,309 with respect to T-Fund, $5 with respect to Federal Trust Fund, $112,010 with respect to MuniFund, $157,483 with respect to MuniCash, $15,015 with respect to California Money Fund and $10,597 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by Plans (comprised of a “Shareholder Services Plan” for each of the Administration, Cash Management, Cash Plus, Cash Reserve and Dollar Shares; the “Cash Plus Shares Distribution Plan” for the Cash Plus Shares; and “Distribution and Services Plan” for the Plus shares), which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

Pursuant to the Dollar Shareholder Services Plan, each of the Funds may enter into agreements with Service Organizations requiring them to provide services to their customers who beneficially own Dollar Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Dollar Shares held by the Service Organizations for the benefit of their customers. Such services provided by a Service Organization may include (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) aggregating and processing purchase and redemption requests from shareholders and placing net purchase and redemption orders with the distributor; (iv) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payments from the particular Series on behalf of shareholders; (vi) providing information periodically to shareholders showing their positions in Dollar Shares; (vii) arranging for bank wires; (viii) responding to shareholder inquiries relating to a particular Series or the services performed by the Service Organization; (ix) providing sub-accounting with respect to a Series of shares beneficially owned by shareholders or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; and (xi) other similar services to the extent permitted under applicable statutes, rules or regulations.

Pursuant to the Administration Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Administration Shares, in consideration of 0.10% (on an annualized basis) of the average daily net asset value of the Administration Shares held by the Service Organization for the benefit of their shareholders. Services provided by the Service Organizations may include: (i) answering shareholder inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the shareholders’ investments; and (ii) assisting shareholders in designating and changing dividend options, account designations and addresses.

Pursuant to the Cash Reserve Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide certain services to their shareholders who beneficially own Cash Reserve Shares, in consideration of a total of 0.40% (on an annualized basis) of the average net asset value of the Cash Reserve Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administrative Shares as described above. Another .25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing support services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another .05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the Service Organization’s DDA system to an account management system; (ii) providing software that aggregates the shareholders orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the shareholder’s demand deposit accounts; (iii) providing periodic statements showing a shareholder’s account balance and, to the extent practicable, integrating such information with other shareholder transactions otherwise effected through or with the Service Organization; and (iv) furnishing (either separately or an integrated basis with other reports sent to a shareholder by a Service Organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

Pursuant to the Cash Management Shareholder Services Plan, each of the Funds may also enter into agreements with Service Organizations requiring them to provide support services to their shareholders who beneficially own Cash Management Shares, in consideration of a total of 0.50% (on an annualized basis) of the average net asset value of the Cash Management Shares held by the Service Organization for the benefit of their shareholders. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing administrative services which may include the services provided for Administration Shares as described above. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing services which may include the services provided for Dollar Shares as described in sub-sections (iii) through (xi) above. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing Sweep Services as described above. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to Service Organizations for providing the sweep marketing services which may include (i): marketing and activities, including direct mail promotions that promote the Sweep Service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting Sweep Services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the Sweep Services.

Pursuant to the Distribution and Services Plan (12b-1 Plan) for the Plus Shares, TempFund, T-Fund, MuniFund, New York Money Fund and California Money Fund may enter into agreements with Service Organizations requiring them to provide certain sales and support services to their shareholders who beneficially own Plus Shares in consideration of 0.25% (on an annualized basis) of the average daily net asset value of the Plus Shares held by the Service Organization for the benefit of shareholders. Sales and support services provided by the Service Organizations may include: (a) reasonable assistance in connection with the distribution of Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders; and (b) the following support services to shareholders who may from time to time acquire and beneficially own Plus Shares: (i) establishing and maintaining accounts and records relating to shareholders that invest in Plus Shares; (ii) processing dividend and distribution payments from a particular series on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in Plus Shares; (iv) arranging for bank wires; (v) responding to shareholder inquiries relating to the services performed by the Service Organization; (vi) responding to routine inquiries from shareholders concerning their investments in Plus Shares; (vii) providing subaccounting with respect to Plus Shares beneficially owned by shareholders or the information to the Trust necessary for subaccounting; (viii) if required by law, forwarding shareholder communications from a particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with service contractors; (x) assisting shareholders in changing dividend options, account designations and addresses; (xi) providing shareholders with a service that invests the assets of their accounts in Plus Shares pursuant to specific or pre-authorized instructions; and (xii) providing such other similar services as the distributor may reasonably request to the extent the Service Organization is permitted to do so under applicable statutes, rules and regulations.

Pursuant to the Cash Plus Shareholder Services Plan, TempCash, FedFund, MuniCash, and California Money Fund and New York Money Fund may enter into agreements with a financial institution requiring it to provide services to its customers who beneficially own Cash Plus Shares in consideration of a total of 0.50% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments and (ii) assisting customer in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (iii) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (iv) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (v) processing dividend payment from the particular series on behalf of customers; (vi) providing information periodically to customers showing their positions in a Series’ Cash Plus Shares; (vii) arranging for bank wires; (viii) responding to customer inquires relating to the Series or the services performed by service organizations; (ix) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (x) if required by law, forwarding shareholder communications from the particular series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (xi) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing sweep services (“Sweep Services”) which may include: (xii) providing the necessary computer hardware and software which links the service organization DDA system to an account management system; (xiii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (xiv) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the service organization; and (xv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the service organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another .10% (on an annual basis) of the average daily net asset value of such Shares will be paid to a financial institution for providing services which may include: (xvi) marketing and activities, including direct mail promotions that promote the sweep service, (xvii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (xviii) distribution of literature promoting sweep services, (xix) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the sweep services.

Pursuant to the Cash Plus Shares Distribution Plan (12b-1 Plan), TempCash, FedFund, MuniCash, California Money Fund and New York Money Fund may enter into an agreement with a financial institution requiring it to provide certain sales and distribution services to its shareholders who beneficially own Cash Plus Shares in consideration of 0.35% (on an annualized basis) of the average daily net asset value of the Cash Plus Shares held by a financial institution for the benefit of shareholders. Sales and support services provided by a financial institution may include, among other things, reasonable assistance in connection with the distribution of Cash Plus Shares to shareholders as requested from time to time by the distributor, which assistance may include forwarding sales literature and advertising provided by the distributor for shareholders.

The Board of Trustees have approved the Trust’s arrangements with Service Organizations based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Service Organizations must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Plus Shares’ Distribution and Services Plan (12b-1 Plan) and the Distribution Plan (12b-1 Plan) of the Cash Plus Shares must be approved by the holders of a majority of the applicable outstanding shareholders. (It should be noted that while the annual service fee with respect to Plus Shares is currently set at 0.25%, the Plan adopted by the Board of Trustees with respect to California Money Fund and New York Money Fund permits the Board to increase this fee to 0.40% without shareholder approval.) So long as the Trust’s arrangements with Service Organizations are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. In addition, subject to applicable NASD regulations, the Adviser, BDI and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Funds, the particular program involved, or the amount of reimbursable expenses.

The following chart provides information with respect to the fees paid to Service Organizations, including the amounts paid to affiliates of BIMC during the fiscal year ended October 31, 2004.

FUND	Total fees/Fees to Affiliates*
TempFund Dollar	$8,909,451 / $6,804,149
TempFund Cash Reserve	6,414 / 0
TempFund Cash Management	1,042,337 / 0
TempFund Administration	470,468 / 455,545
TempCash Dollar	1,163,641 / 741,069
TempCash Administration	820
FedFund Dollar	959,119 / 900,087
FedFund Cash Reserve	45,795 / 0
T-Fund Dollar	1,802,878 / 531,354
T-Fund Cash Management	435,985 / 0
T-Fund Administration	214 / 0
Federal Trust Dollar	16,889 / 145
Treasury Trust Dollar	771,078 / 119,485
Treasury Trust Cash Management	40,036 / 0
Treasury Trust Administration	56,473 / 51,610
MuniFund Dollar	153,155 / 85,672
MuniFund Cash Management	117,283 / 0
MuniFund Administration	175,304 / 175,304
MuniCash Dollar	220,698 / 109,866
California Money Fund Dollar	6,630 / 0
California Money Fund Cash Management	909 / 0
California Money Fund Administration	549 / 549
New York Money Fund Dollar	14,182 / 12,318
New York Money Fund Cash Administration	8,471 / 8,471

*	Share classes that had no shares outstanding as of October 31, 2004 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Tax-Exempt Fund”) only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of exempt-interest obligations.

An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds’ dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

Individual New York resident shareholders of New York Money Fund will not be subject to New York State or New York City personal income tax on distributions received from the Fund to the extent such distributions (1) constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and (2) are attributable to interest on New York Municipal Obligations. Dividends attributable to interest on Municipal Obligation are not excluded in determining New York State franchise or New York City business taxes on corporations and financial institutions. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund is not deductible for New York State or New York City purposes or for federal income tax purposes if the Funds distributes exempt-interest dividends to the shareholder during the shareholder’s taxable year.

The foregoing is only summary of some of the tax considerations generally affecting New York Money Fund and its shareholders who are New York residents. Investors are urged to consult their tax advisors with specific reference to their own tax situation.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g. legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Administration Shares, Cash Management Shares, Cash Plus Shares, Cash Reserve Shares, Dollar Shares and/or Plus Shares bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate,

performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Fund’s Administration, Cash Management, Cash Plus, Cash Reserve, Dollar and Plus Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Assistant Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, PA 19103 have been selected as the Trust’s independent registered public accounting firm of the Trust for the fiscal year ending October 31, 2005.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2004 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2004 have been audited by the Trust’s independent auditors, Deloitte & Touche LLP, whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The Financial Statements and the financial highlights for the Funds’ prior fiscal years October 31, 2000 through October 31, 2003 were audited by the Trust’s former independent auditors, PricewaterhouseCoopers LLP. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2004, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by contacting the Funds at 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2004, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($750,000,000); Merrill Lynch Mortgage Capital, Inc. ($376,030,000); Merrill Lynch & Co., Inc. ($1,31,661,633); Goldman, Sachs & Co. ($883,000,000); UBS Securities LLC ($800,000,000); UBS AG ($750,000,000); Morgan Stanley Mortgage Capital, Inc. ($438,000,000); and Morgan Stanley & Co., Inc. ($1,633,213,418).

As of October 31, 2004, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Merrill Lynch & Co., Inc. ($502,049,925); and Morgan Stanley Mortgage Capital, Inc. ($219,000,000).

As of October 31, 2004, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($200,000,000); Goldman, Sachs & Co. ($100,000,000); Merrill Lynch & Co., Inc. ($224,100,000); Morgan Stanley & Co., Inc. ($196,000,000); and UBS Securities LLC ($100,000,000).

As of October 31, 2004, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($900,000,000); Goldman, Sachs & Co. ($150,000,000); Greenwich Capital Markets, Inc. ($500,000,000); J.P. Morgan Securities, Inc. ($200,000,000); Merrill Lynch & Co., Inc. ($206,000,000); Morgan Stanley & Co., Inc. ($629,122,000); and UBS Securities LLC ($950,000,000).

Certain Record Holders

As of February 14, 2005, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Fund Shares
TempFund Institutional Shares	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	10%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	7%

TempFund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	96%

TempFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempFund Cash Management Shares	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	49%

	Marshall & Ilsley Trust Co. 1000 N. Water Street, 14th Floor Milwaukee, WI 53202	30%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	19%

TempFund Dollar Shares	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	71%

	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	8%

TempFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempCash Institutional Shares	Salomon Smith Barney 333 West 34th Street, 7th Floor New York, NY 10001	14%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	11%

	Chicago Mercantile Exchange 30 S. Wacker Drive Chicago, IL 60606	7%

	BMO Nesbitt Burns Corp. P.O. Box 71940 Chicago, IL 60694	5%

TempCash Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	52%

	Safeco 4634 154th Place, NE Redmond, WA 98052	21%

	BHC Securities 2005 Market St. One Commerce Square, 11th Floor Philadelphia, PA 19103	13%

TempCash Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempCash Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Institutional Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	31%

	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	7%

	Pittsburgh Corning Corporation 800 Presque Isle Drive Pittsburgh, PA 15239	6%

	SEPTA 1234 Market Street Philadelphia, PA 19107	5%

FedFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Cash Reserve Shares	Forward Funds, Inc. 433 California Street, Ste. 1 San Francisco, CA 94104	100%

FedFund Dollar Shares	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	76%

	PNC Bank, 500 First Avenue Pittsburgh, PA 15265	18%

FedFund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniFund Institutional Shares	Federated Department Stores 7 West 7th St. Cincinnati, OH 45202	14%

	Mellon Bank 500 Grant Street Pittsburgh, PA 15258	7%

	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	6%

MuniFund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	97%

MuniFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniFund Cash Management Shares	Marshall & Ilsley Trust Co. 1000 N. Water Street, 14th Floor Milwaukee, WI 53202	71%

	GE Financial Trust Company 3200 Central Avenue, 6th Floor Phoenix, AZ 85012	28%

MuniFund Dollar Shares	PNC Bank 500 First Avenue Pittsburgh, PA 15265	62%

	Broadway National Bank P.O. Box 17001 San Antonio, TX 78217	23%

	Deutsche Bank 60 Wall Street MS 2715 New York, NY 10005	8%

MuniFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniCash Institutional Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	13%

	Firstar East P.O. Box 1787 Milwaukee, WI 53201	11%

	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	6%

	Patterson Dental Company 1031 Mendota Heights Road St. Paul, MN 55120	6%

	Cytec Technology Corporation 5 Garret Mountain Plaza West Paterson, NJ 74240	5%

	Verizon Network Funding Corp. 3900 Washington Street, 2nd Floor Wilmington, DE 19802	5%

	BlackRock Financial Management 40 East 52nd Street New York, NY 10022	5%

MuniCash Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	50%

	BHC Securities 2005 Market Street One Commerce Square, 11th Floor Philadelphia, PA 19103	30%

	First Westroads Bank 10855 W. Dodge Road Omaha, NE 68154	16%

MuniCash Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniCash Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Institutional Shares	U.S. Trust Company of New York 499 Washington Blvd. Jersey City, NJ 07310	15%

	The Whittier Trust Company 1600 Huntington Dr. South Pasadena, CA 91030	13%

	First American Trust Company 421 North Main Street Santa Ana, CA 92701	11%

	United California Bank P.O. Box 60078 Los Angeles, CA 90060	11%

	City National Bank P.O. Box 60520 Los Angeles, CA 90066	9%

	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	7%

	Citizens Business Bank P.O. 671 Pasadena, CA 91102	6%

	Union Bank P.O. Box 85602 San Diego, CA 92186	5%

	Exchange Bank P.O. Box 208 Santa Rosa, CA 95402	5%

California Money Fund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

California Money Fund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Cash Management Shares	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	100%

California Money Fund Dollar Shares	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	99%

California Money Fund Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Institutional Shares	Fleet Bank Boston P.O. Box 92800 Rochester, NY 14692	25%

	JP Morgan Chase P.O. Box 31412 Rochester, NY 14603	21%

	Goldman Sachs Global Cash 4900 Sears Tower Chicago, IL 60606	13%

	Republic National Bank of New York One Hanson Place, Lower Level Brooklyn, NY 11243	7%

	JP Morgan Chase 14201 Dallas Parkway, 12th Floor Dallas, TX 75254	6%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	5%

	National Bank & Trust of Norwich 52 South Broad Street Norwich, NY 13815	5%

New York Money Fund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

New York Money Fund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	82%

	Goldman Sachs Global Cash 4900 Sears Tower Chicago, IL 60606	15%

New York Money Fund Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

T-Fund Institutional Shares	Union Bank P.O. Box 85602 San Diego, CA 92186	51%

T-Fund Administration Shares	Citizens National Bank P.O. Box 911 Meridian, MS 39302	83%

	Deutsche Bank 60 Wall Street New York, NY 10005	17%

T-Fund Cash Management Shares	Union Bank P.O. Box 85602 San Diego, CA 92186	80%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	14%

	Harbor Bank of Maryland 25 W. Fayette Street Baltimore, MD 21210	6%

T-Fund Dollar Shares	UBS Securities LLC 677 Washington Blvd. Stamford, CT 06901	24%

	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	23%

	Union Bank P.O. Box 85602 San Diego, CA 92186	19%

	PNC Bank 500 First Avenue Pittsburgh, PA 15265	19%

	JP Morgan Chase 2001 Bryan Tower, 11th Floor Dallas, TX 75201	6%

Federal Trust Fund Institutional Shares	Allegheny County Airport P.O. Box 12370 Pittsburgh, PA 15231	46%

	County of Montgomery Treasurer’s Office Courthouse Norristown, PA 19404	15%

	Elk Partners 655 Madison Ave., 8th Floor New York, NY 10021	12%

	JP Morgan Chase 14201 Dallas Pkwy, 12th Floor Dallas, TX 75254	9%

Federal Trust Fund Dollar Shares	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	81%

	JP Morgan Chase 4 New York Plaza, 15th Floor New York, NY 10004	13%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	6%

Treasury Trust Fund Institutional Shares	KPMG Peat Marwick One Wall Street New York, NY 10086	12%

	Allegheny Energy Supply Co. LLC 800 Cabin Hill Drive, M-22 Greensburg, PA 15601	9%

	PNC Bank 500 First Avenue Pittsburgh, PA 15265	7%

	Union Bank P.O. Box 85602 San Diego, CA 92186	7%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	7%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	6%

	Clearwater Insurance Company 300 First Stamford Place, 6th Floor Stamford, CT 06902	5%

Treasury Trust Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

Treasury Trust Cash Management Shares	Marshall & Ilsley Trust Co. 1000 N. Water Street Milwaukee, WI 53202	100%

Treasury Trust Fund Dollar Shares	Deutsche Bank One South Street, 18th Floor Baltimore, MD 21202	74%

	PNC Bank, 500 First Avenue Pittsburgh, PA 15265	15%

APPENDIX A

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle) – Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated R-2 (low) is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-2 (low) category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” – Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” – Short-term debt rated “D” is in arrears. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

“r” – The symbol “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

“N.R.” – An “N.R.” attached to an obligation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

– PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” – Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated “AAA” only to a small degree. Given the extremely restrictive definition which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” – Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA”-rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Bonds rated “BB” are defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

“B” – Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” – Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term bonds rated “B”. Long-term bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “CCC” to “C” categories, with “CC” and “C” normally used for lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

“D” – Long-term debt rated “D” is in arrears. A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

•	“Developing” means a rating may be raised or lowered.

•	“N.M.” means not meaningful.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG), on review for possible downgrade (DNG) or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative (NEG), Stable (STA) and Developing (DEV — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

DBRS

Rating Trends

Each DBRS rating category is appended with one of three rating trends – “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions

In addition to confirming or changing ratings, other DBRS rating actions include:

Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.

Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

Discontinued Ratings: When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

Ratings “Under Review”: In practice, DBRS maintains continuous surveillance of the entities it rates and therefore, all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the issuer/security. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarized the ratings by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not as recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of repayment in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

BEAR STEARNS SHARES

BEAR STEARNS PRIVATE CLIENT SHARES

BEAR STEARNS PREMIER SHARES

BEAR STEARNS PREMIER CHOICE SHARES

Statement of Additional Information

March 1, 2005

This Statement of Additional Information is not a Prospectus and should be read in conjunction with each of the current Prospectuses dated March 1, 2005 for: (i) the Bear Stearns Shares of TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund; and (ii) the Bear Stearns Premier Shares, Bear Stearns Premier Choice Shares and Bear Stearns Private Client Shares of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund, and New York Money Fund of the BlackRock Liquidity Funds, as they may from time to time be supplemented or revised. No investment in shares should be made without reading the appropriate Prospectus. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Prospectuses and Annual Report for each of the Funds may be obtained, without charge, by calling your Bear, Stearns Securities Corp. broker. The financial statements included in the Annual Reports of each of the Funds are incorporated by reference into this Statement of Additional Information.

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GENERAL INFORMATION

BlackRock Liquidity Funds (the “Trust”) was organized as a Delaware business trust on October 21, 1998. It is the successor to the following five investment companies: (1) Temporary Investment Fund, Inc.; (2) Trust for Federal Securities; (3) Municipal Fund for Temporary Investment; (4) Municipal Fund for California Investors, Inc. and (5) Municipal Fund for New York Investors, Inc. (collectively, the “Predecessor Companies”). The Predecessor Companies were comprised of the Trust’s ten existing portfolios: TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Fund” and collectively, the “Funds”).

The Funds commenced operations as follows: TempFund – October 1973; TempCash – February 1984; FedFund – October 1975; T-Fund – March 1980; Federal Trust Fund – December 1990; Treasury Trust Fund – May 1989; MuniFund – February 1980; MuniCash – February 1984; California Money Fund – February 1983; and New York Money Fund – March 1983.

On February 10, 1999, each of the Predecessor Funds was reorganized into a separate series of the Trust. The Trust is an open-end management investment company. Currently, the Trust offers shares of each of the ten Funds. Each Fund is diversified, with the exception of California Money Fund and New York Money Fund, which are classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds offers Bear Stearns Private Client (“Private Client Shares”), Bear Stearns Premier (“Premier Shares”) and Bear Stearns Premier Choice Shares (formerly, Bear Stearns Premier Select Shares) (“Premier Choice Shares”). In addition to the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares described in this Statement of Additional Information, the Funds also offer additional classes of shares that are described in a separate statement of additional information and related prospectuses.

On January 29, 2001, the Trust changed its name from “Provident Institutional Funds” to “BlackRock Provident Institutional Funds.” On January 28, 2004, the Trust changed its name from “BlackRock Provident Institutional Funds” to “BlackRock Liquidity Funds.”

INVESTMENT STRATEGIES, RISKS AND POLICIES

Portfolio Transactions

Subject to the general control of the Board of Trustees, BlackRock Institutional Management Corporation (“BIMC,” or the “Adviser”), the Trust’s investment adviser, is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for a Fund. BIMC purchases portfolio securities for the Funds either directly from the issuer or from dealers who specialize in money market instruments. Such purchases are usually without brokerage commissions. In making portfolio investments, BIMC seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one dealer are comparable, BIMC may, in its discretion, effect transactions in portfolio securities with dealers who provide the Funds with research advice or other services.

Investment decisions for each Fund are made independently from those of the Trust’s other portfolios or other investment company portfolios or accounts advised or managed by BIMC. Such other portfolios may also invest in the same securities as the Funds. When purchases or sales of the same security are made at substantially the same time and price on behalf of such other portfolios, transactions are allocated as to amount, in a manner which BIMC believes to be equitable to each Fund and its customers who also are acquiring securities, including the Fund. In some instances, this investment procedure may affect the size of the position obtained for a Fund. To the extent permitted by law, BIMC may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for such other portfolios in order to obtain best execution.

The Funds will not execute portfolio transactions through or acquire portfolio securities issued by BIMC, The PNC Financial Services Group, Inc. (“PNC”), PFPC Inc. (“PFPC”), and BlackRock Distributors, Inc. (“BDI”), or any affiliated person (as such term is defined in the 1940 Act) of any of them, except to the extent permitted by the Securities and Exchange Commission (the “SEC”). In addition, with respect to such transactions, securities, deposits and agreements, the Funds will not give preference to Service Organizations with whom a Fund enters into agreements concerning the provision of support services to customers who beneficially own Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares.

The Funds do not intend to seek profits through short-term trading. Each Fund’s annual portfolio turnover will be relatively high because of the short-term nature of securities that the Funds are permitted to hold under SEC rules. However, this turnover is not expected to have a material effect on its net income. Each Fund’s portfolio turnover rate is expected to be zero for regulatory reporting purposes.

Investment Instruments and Policies

The following supplements the description of the investment instruments and/or policies which are applicable to certain Funds, and described in the Prospectuses:

B anking Industry Obligations. For purposes of TempFund’s and TempCash’s investment policies, the assets of a bank or savings institution will be deemed to include the assets of its domestic and foreign branches. Obligations of foreign banks in which TempFund and TempCash may invest include Eurodollar Certificates of Deposit (“ECDs”) which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits (“ETDs”) which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits (“CTDs”) which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; and Yankee Certificates of Deposit (“Yankee CDs”) which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States. TempFund may invest in U.S. dollar-denominated time deposits in a foreign branch of a U.S. bank.

Commercial Paper. TempFund and TempCash may purchase commercial paper that is rated at the time of purchase in the highest rating category by at least two unaffiliated nationally recognized statistical rating organization (a “NRSRO”) that rates such security (or its issuer) (for TempFund, by all NRSRO’s that rate the security), such as Standard & Poor’s Ratings Group (“S&P”) or Moody’s Investors Services, Inc. (“Moody’s”). Commercial paper includes “Section 4(2) paper,” a term that includes debt obligations issued in reliance on the “private placement” exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(2) paper is restricted as to disposition under the federal securities laws, and is frequently sold (and resold) to institutional investors such as TempFund or TempCash through or with the assistance of dealers who make a market in Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the 1933 Act (see “Restricted and Other Illiquid Securities” below).

Domestic Issuers. The Trust considers any issuer organized under the laws of a United States’ jurisdiction to be a United States’ issuer, and for purposes of TempFund’s investments, the Trust considers an issuer to be a United States’ domestic issuer even if it is organized outside of a United States’ jurisdiction if the underlying credit support for the issuer’s security is provided by an entity organized under the laws of a United States’ jurisdiction.

Funding Agreements. TempFund and TempCash may invest in guaranteed investment contracts and similar funding agreements. In connection with these investments, a Fund makes cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest, which is based on an index (in most cases this index is expected to be the London InterBank Offered Rate). The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. The purchase price paid for a Funding Agreement becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Each Fund will only purchase Funding Agreements from highly rated insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the adviser under guidelines approved by the Board of Trustees. Generally, Funding Agreements are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in some Funding Agreements does not currently exist.

Investment Company Securities. The Funds may invest in securities issued by other open-end investment companies that invest in the type of obligations in which such Fund may invest and that determine their net asset value per share based upon the amortized cost or penny rounding method (i.e., money market funds). Investments in the other investment companies will cause a Fund (and, indirectly, the Fund’s shareholders) to bear proportionately the costs incurred in connection with the other investment companies’ operations. Except as otherwise permitted under the 1940 Act, each Fund currently intends to limit its investments in other investment companies so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (b) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting securities of any one investment company will be owned by the Fund. A Fund, as discussed below in “Investment Limitations” may invest all of its assets in an open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

Mortgage-Related and Other Asset-Backed Securities. TempFund, TempCash and FedFund may purchase mortgage-related and other asset-backed securities. Mortgage-related securities include fixed and adjustable Mortgage Pass-Through Certificates, which provide the holder with a pro-rata share of interest and principal payments on a pool of mortgages, ordinarily on residential properties. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Pass-Through Certificates guaranteed by the Government National Mortgage Association (“GNMA”) (such certificates are also known as “Ginnie Maes”) are guaranteed as to the timely payment of principal and interest by GNMA, whose guarantee is backed by the full faith and credit of the United States. Mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are guaranteed as to timely payment of principal and interest by FNMA. They are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the FNMA to borrow from the Treasury. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”). Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC is required to remit the amount due on account of its guarantee of ultimate payment of principal no later than one year after it becomes payable.

A Fund from time to time may purchase in the secondary market (i) certain mortgage pass-through securities packaged and master serviced by PNC Mortgage Securities Corp. (“PNC Mortgage”) (or Sears Mortgage if PNC Mortgage succeeded to the rights and duties of Sears Mortgage) or Midland Loan Services, Inc. (“Midland”), or (ii) mortgage-related securities containing loans or mortgages originated by PNC Bank, National Association (“PNC Bank”) or its affiliates. It is possible that under some circumstances, PNC Mortgage, Midland or other affiliates could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage, Midland or their affiliates. For example, if PNC Mortgage, Midland or their affiliates engaged in negligence or willful misconduct in carrying out its duties as a master servicer, then any holder of the mortgage-backed security could seek recourse against PNC Mortgage, Midland or their affiliates, as applicable. Also, as a master servicer, PNC Mortgage, Midland or their affiliates may make certain representations and warranties regarding the quality of the mortgages and properties underlying a mortgage-backed security. If one or more of those representations or warranties is false, then the holders of the mortgage-backed securities could trigger an obligation of PNC Mortgage, Midland or their affiliates, as applicable, to repurchase the mortgages from the issuing trust. Finally, PNC Mortgage, Midland or their affiliates may own securities that are subordinate to the senior mortgage-backed securities owned by a Fund.

TempCash only may invest in classes of collateralized mortgage obligations (“CMOs”) deemed to have a remaining maturity of 13 months or less in accordance with the requirements of Rule 2a-7 under the 1940 Act. Each class of a CMO, which frequently elect to be taxed as a real estate mortgage investment conduit (“REMIC”), represents an ownership interest in, and the right to receive a specified portion of, the cash flow consisting of interest and principal on a pool of residential mortgage loans or mortgage pass-through securities (“Mortgage Assets”). CMOs are issued in multiple classes, each with a specified fixed or floating interest rate and a final distribution date. The relative payment rights of the various CMO classes may be structured in many ways. In most cases, however, payments of principal are applied to the CMO classes in the order of their respective stated maturities, so that no principal payments will be made on a CMO class until all other classes having an earlier stated maturity date are paid in full. These multiple class securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, including GNMA, FNMA and FHLMC, or issued by trusts formed by private originators of, or investors in, mortgage loans. Classes in CMOs which TempCash may hold are known as “regular” interests. TempCash may also hold “residual” interests, which in general are junior to and more volatile than regular interests. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making required payments of principal of and interest on the CMOs, as well as the related administrative expenses of the issuer. The market for CMOs may be more illiquid than those of other securities. TempCash currently intends to hold CMOs only as collateral for repurchase agreements.

Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.

PACs are parallel pay REMIC pass-through or participation certificates (“REMIC Certificates”), which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the mortgage assets are then required to be applied to one or more other classes of the Certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying mortgage assets. These tranches tend to have market prices and yields that are more volatile than the PAC classes.

TACs are similar to PACs in that they require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates. A PAC’s payment schedule, however, remains in effect as long as prepayment rates on the underlying mortgages do not exceed certain ranges. In contrast, a TAC provides investors with protection, to a certain level, against either faster than expected or slower than expected prepayment rates, but not both. TACs thus provide more cash flow stability than a regular CMO class, but less than a PAC. TACs also tend to have market prices and yields that are more volatile than PACs.

TempFund and TempCash may also invest in non-mortgage asset-backed securities (e.g., backed by installment sales contracts, credit card receivables or other assets). Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

The yield characteristics of certain mortgage-related and asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to a mortgage-related or asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such a mortgage-related or asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. Conversely, an increase in interest rates may result in lengthening the anticipated maturity of such a security because expected prepayments are reduced. A prepayment rate that is faster than expected will reduce the yield to maturity of such a security, while a prepayment rate that is slower than expected may have the opposite effect of increasing yield to maturity.

In general, the assets supporting non-mortgage asset-backed securities are of shorter maturity than the assets supporting mortgage-related securities. Like other fixed-income securities, when interest rates rise the value of an asset-backed security generally will decline; however, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed-income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

These characteristics may result in a higher level of price volatility for asset-backed securities with prepayment features under certain market conditions. In addition, while the trading market for short-term mortgages and asset backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities sometimes becomes restricted.

Municipal Obligations. MuniFund, MuniCash, California Money Fund, New York Money Fund, TempFund and TempCash, may purchase municipal obligations. Municipal obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses and the extension of loans to public institutions and facilities (“Municipal Obligations”). Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is (subject to the federal alternative minimum tax) exempt from regular federal income tax.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. For example, under the Tax Reform Act of 1986, enacted in October 1986, interest on certain private activity bonds must be included in an investor’s alternative minimum taxable income, and corporate investors must include all tax-exempt interest in the calculation of adjusted current earnings for purposes of determining the corporation’s alternative minimum tax liability. The Trust cannot predict what legislation or regulations, if any, may be proposed in Congress or promulgated by the Department of Treasury as regards the federal income tax exemption of interest on such obligations or the impact of such legislative and regulatory activity on such exemption.

The two principal classifications of Municipal Obligations which may be held by the Funds are “general obligation” securities and “revenue” securities. General obligation securities are secured by the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Revenue securities include private activity bonds which are not payable from the unrestricted revenues of the municipal issuer. Consequently, the credit quality of private activity bonds is usually related to the credit standing of the corporate user of the facility involved.

The Funds’ portfolios may also include “moral obligation” bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Funds, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The Adviser will consider such an event in determining whether the Funds should continue to hold the obligation.

An issuer’s obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

Among other types of Municipal Obligations, the Funds may purchase short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in other types of tax-exempt instruments, including general obligation and private activity bonds, provided they have remaining maturities of 13 months or less at the time of purchase.

TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal security at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond’s fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Funds may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Funds nor the Adviser will independently review the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinion.

Before purchasing a tax-exempt derivative for such Funds, the Adviser is required by the Funds’ procedures to conclude that the tax-exempt security and the supporting short-term obligation involve minimal credit risks and are Eligible Securities under the Funds’ Rule 2a-7 procedures. In evaluating the creditworthiness of the entity obligated to purchase the tax-exempt security, the Adviser will review periodically the entity’s relevant financial information.

Repurchase Agreements. TempFund, TempCash, FedFund and T-Fund may purchase repurchase agreements. In a repurchase agreement, a Fund purchases money market instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price. The securities subject to a repurchase agreement may bear maturities exceeding 13 months, provided the repurchase agreement itself matures in 13 months or less. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the Fund to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. In any repurchase transaction, collateral for a repurchase agreement may include cash items, obligations issued by the U.S. Government or its agencies or instrumentalities, obligations rated in the highest category by at least two NRSROs, or, if unrated, determined to be of comparable quality by BIMC. If the collateral does not satisfy the foregoing requirements, the counterparty to the repurchase transaction must satisfy those requirements. The ratings by NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity, and interest rate may have different market prices. The Appendix to this Statement of Additional Information contains a description of the relevant rating symbols used by NRSROs for commercial paper that may be purchased by each Fund. Collateral for repurchase agreements entered into by TempFund, TempCash and FedFund may also include classes of CMOs issued by agencies and instrumentalities of the U.S. Government, such as IOs and POs securities, residual interests, PAC certificates and TAC certificates. See “Mortgage-Related and Other Asset-Backed Securities” for information about IOs, POs, PACs and TACs.

The repurchase price under the repurchase agreements described in the Funds’ Prospectuses generally equals the price paid by that Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Securities subject to repurchase agreements will be held by the Company’s custodian or sub-custodian, or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

The Trust, BlackRock Advisors, Inc. and PNC have received exemptive relief (the “Order”) from the SEC permitting the Trust, in connection with PNC’s subsidiary banks’ same day sweep program, to engage in overnight repurchase transactions in which PNC, or any entity that controls, is controlled by or is under common control with PNC (collectively, the “PNC Companies”), is the counterparty. The Order requires that, among other things: (i) each repurchase agreement transaction be effected pursuant to a master repurchase agreement between the Trust and the participating PNC Companies; (ii) the PNC Companies maintain at all times in a segregated sub-custodian account, in the name of the Trust for the benefit of the applicable series, collateral having a value, when added to the value of the collateral collateralizing any overnight repurchase agreements the PNC Companies have outstanding at that time, at least equal to the amount necessary to collateralize fully repurchase agreements with the Trust on behalf of each applicable series in an amount equal to the maximum amount that may be invested by the Trust on behalf of the applicable series in repurchase agreements for which any of the PNC Companies is the counterparty (the “Maximum Purchase Amount”); (iii) the master repurchase agreement be collateralized only by securities that are, except as to maturity, first-tier securities that are eligible collateral for all of the applicable series under the applicable Prospectuses and Statement of Additional Information and Rule 2a-7 under the 1940 Act and that enable the repurchase agreements to be treated as such under the United States Bankruptcy Code and analog provisions of the United States banking laws; (iv) before any repurchase agreement is entered into pursuant to the Order, the Adviser obtain and document competitive quotations from at least two other dealers with respect to repurchase agreements comparable to the type of repurchase agreement involved, except that if quotations are unavailable from two such dealers only one other competitive quotation is required; (v) before entering into a transaction pursuant to the exemption, a determination is required in each instance, based upon the information available to the Adviser, that the interest rate to be earned from the repurchase agreement to be entered into with any PNC Company is at least equal to that available from the repurchase agreements with respect to which quotes were obtained; (vi) the Trust limit the amount of each series’ net assets that may be invested pursuant to the Order with the PNC Companies to not more than 15% of a series’ net assets; (vii) PNC designate certain bank officers to be responsible for monitoring the daily operation of the sweep program and establish a committee comprised of such officers and PNC’s internal auditors to monitor the program, enforce procedures established to ensure compliance with the Order and report periodically to the Trust’s Board of Trustees concerning such program; and (viii) the Trust’s Board of Trustees establish procedures reasonably designed to ensure compliance with the Order’s conditions.

Restricted and Other Illiquid Securities. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund may purchase illiquid securities. Rule 144A under the 1933 Act allows for an institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Adviser will monitor the liquidity of restricted and other illiquid securities under the supervision of the Board of Trustees. In reaching liquidity decisions, the Adviser will consider, inter alia, the following factors: (1) the unregistered nature of a Rule 144A security; (2) the frequency of trades and quotes for the Rule 144A security; (3) the number of dealers wishing to purchase or sell the Rule 144A security and the number of other potential purchasers; (4) dealer undertakings to make a market in the Rule 144A security; (5) the trading markets for the Rule 144A security; and (6) the nature of the Rule 144A security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A security, the method of soliciting offers and the mechanics of the transfer).

Reverse Repurchase Agreements. Each of TempFund, TempCash, FedFund and T-Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement a Fund sells a security and simultaneously commits to repurchase that security at a future date from the buyer. In effect, the Fund is temporarily borrowing money at an agreed upon interest rate from the purchaser of the security, and the security sold represents collateral for the loan.

A Fund’s investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. A Fund will maintain in a segregated account, liquid securities at least equal to its purchase obligations under these agreements. The Adviser will evaluate the creditworthiness of the other party in determining whether a Fund will enter into a reverse repurchase agreement. The use of reverse repurchase agreements involves certain risks. For example, the securities acquired by a Fund with the proceeds of such an agreement may decline in value, although the Fund is obligated to repurchase the securities sold to the counter party at the agreed upon price. In addition, the market value of the securities sold by a Fund may decline below the repurchase price to which the Fund remains committed.

Reverse repurchases are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. Each of TempFund, TempCash, FedFund and T-Fund is permitted to invest up to one-third of its total assets in reverse repurchase agreements and securities lending transactions. Investments in reverse repurchase agreements and securities lending transaction will be aggregated for purposes of this investment limitation.

Securities Lending. Each of TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund and Treasury Trust Fund may lend its securities with a value of up to one-third of its total assets (including the value of the collateral for the loan) to qualified brokers, dealers, banks and other financial institutions for the purpose of realizing additional net investment income through the receipt of interest on the loan. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. Loans will only be made to borrowers deemed by the Adviser to be creditworthy.

Short-Term Trading. Federal Trust Fund and Treasury Trust Fund may seek profits through short-term trading and engage in short-term trading for liquidity purposes. Increased trading may provide greater potential for capital gains and losses, and also involves correspondingly greater trading costs which are borne by the Fund involved. BIMC will consider such costs in determining whether or not a Fund should engage in such trading. The portfolio turnover rate for the Funds is expected to be zero for regulatory reporting purposes.

Stand-By Commitments. MuniFund, MuniCash, California Money Fund and New York Money Fund may acquire stand-by commitments. Under a stand-by commitment, a dealer would agree to purchase at a Fund’s option specified Municipal Obligations at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as “put” options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations and may be sold, transferred, or assigned only with the instruments involved. A Fund’s right to exercise stand-by commitments will be unconditional and unqualified.

Special Considerations Regarding Foreign Investments. Investments by TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund in securities issued or supported by foreign entities, including foreign governments, foreign banks and foreign branches of U.S. banks, or investments supported by such entities, may subject the Funds to investment risks that are different in some respects from those of investments in obligations of U.S. domestic issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, interest limitations, the possible establishment of exchange controls, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire U.S. dollar-denominated securities issued by foreign issuers, including foreign governments, foreign banks and foreign branches of U.S. banks, only when the Fund’s investment adviser believes that the risks associated with such instruments are minimal.

U.S. Government Obligations. Examples of the types of U.S. Government obligations that may be held by the Funds include U.S. Treasury Bills, Treasury Notes, and Treasury Bonds and the obligations of the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Financing Bank, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation (“FHLMC”), Farm Credit System and Tennessee Valley Authority. The Funds may also invest in mortgage-related securities issued or guaranteed by U.S. Government agencies and instrumentalities, including such obligations of the GNMA, FNMA and FHLMC.

To the extent consistent with their respective investment objectives, the Funds may invest in a variety of U.S. Treasury obligations and obligations issued by or guaranteed by the U.S. Government or its agencies, instrumentalities or sponsored enterprises. Not all U.S. Government obligations carry the same credit support. No assurance can be given that the U.S. Government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it were not obligated to do so by law. There is no assurance that these commitments will be undertaken or complied with in the future.

Variable and Floating Rate Instruments. Each Fund may purchase variable and floating rate instruments. Variable and floating rate instruments are subject to the credit quality standards described in the Prospectuses. In some cases, the Funds may require that the obligation to pay the principal of the instrument be backed by a letter of credit or guarantee. Such instruments may carry stated maturities in excess of 13 months provided that the maturity-shortening provisions stated in Rule 2a-7 are satisfied. Although a particular variable or floating rate demand instrument may not be actively traded in a secondary market, in some cases, a Fund may be entitled to principal on demand and may be able to resell such notes in the dealer market.

Variable and floating rate demand instruments held by a Fund may have maturities of more than 13 months provided: (i) the Fund is entitled to the payment of principal and interest at any time, or during specified intervals not exceeding 13 months, upon giving the prescribed notice (which may not exceed 30 days), unless the instrument is guaranteed by the Government or its agencies and/or instrumentalities, and (ii) the rate of interest on such instruments is adjusted at periodic intervals which may extend up to 13 months. Variable and floating rate notes that do not provide for payment within seven days may be deemed illiquid and subject to a 10% limitation on illiquid investments.

In determining a Fund’s average weighted portfolio maturity and whether a long-term variable rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the longer of the period remaining until its next interest rate adjustment or the period remaining until the principal amount can be recovered through demand. In determining a Fund’s average weighted portfolio maturity and whether a long-term floating rate demand instrument has a remaining maturity of 13 months or less, the instrument will be deemed by a Fund to have a maturity equal to the period remaining until the principal amount can be recovered through demand. Variable and floating notes are not typically rated by credit rating agencies, but their issuers must satisfy the Fund’s quality and maturity requirements. If an issuer of such a note were to default on its payment obligation, the Fund might be unable to dispose of the note because of the absence of an active secondary market and might, for this or other reasons, suffer a loss. The Fund invests in variable or floating rate notes only when the Adviser deems the investment to involve minimal credit risk.

When-Issued and Delayed Settlement Transactions. The Funds may utilize when-issued and delayed settlement transactions. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield. Delayed settlement describes settlement of a securities transaction in the secondary market sometime in the future. The Fund will generally not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed settlement basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase when-issued or delayed settlement securities, the Fund’s custodian will ensure that the Fund has designated securities at least equal to the amount of the commitment (i.e., notational segregation) that are deemed liquid and marked-to-market daily. A Fund’s liquidity and ability to manage its portfolio might be affected when it designates cash or portfolio securities to cover such purchase commitments. When a Fund engages in when-issued or delayed settlement transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in a Fund’s incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Funds do not intend to purchase when-issued or delayed settlement securities for speculative purposes but only in furtherance of a Fund’s investment objective. Each Fund reserves the right to sell these securities before the settlement date if it is deemed advisable.

Special Risks With Respect to California Money Fund

The following section provides only a brief summary, and does not purport to be a complete description, of the complex factors affecting the financial condition of the State of California (the “State” or “California”) and its local government entities, and is based on information obtained from publicly available official statements, prospectuses and other information relating to securities offerings of the State or local issuers, or from other sources believed to be reliable, prior to the date of this Statement of Additional Information. The information contained in such publicly available documents has not been independently verified by the Trust. It should be noted that the creditworthiness of obligations issued by local issuers may be unrelated to the creditworthiness of California, and that there is no obligation on the part of California to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by California.

OVERVIEW

Following several years of very strong growth in the late 1990’s, which produced large State revenue surpluses, the State’s financial condition started to worsen since the start of 2001, with the combination of a mild Statewide economic recession (but with a severe downturn in the high technology sector centered in the San Francisco Bay Area) and a dramatic decline in revenue from capital gains and stock option activity resulting from the decline in stock market levels since mid-2000. Over several years, revenues proved to be substantially lower than projections, largely because of continued weakness in the economy and stock markets. By May 2003, the Governor reported that that a budget gap of over $30 billion (after about $7 billion of budget actions had been taken earlier in 2003) would have to be addressed for the balance of the 2002-03 fiscal year and the upcoming 2003-04 fiscal year. After a delay of almost one month, the 2003-04 fiscal year budget was enacted with a combination of large spending cuts, fund transfers, deferrals and loans, and issuance of bonds to spread out repayment over several years of an accumulated budget deficit then estimated at $10.7 billion (but subsequently recalculated at $8.6 billion).

In October, 2004, a successful recall election resulted in the replacement of the prior Governor with new Governor Arnold Schwarzenegger. On March 2, 2004, voters approved two companion ballot propositions which had been sponsored by the Governor. Proposition 57 authorizes issuance of $15 billion of “economic recovery bonds” to fund previous budget deficits. About $11 billion of these bonds were issued in the spring of 2004 to fund the accumulated budget deficits and provide about $2.2 billion for the 2004-05 fiscal year budget. Proposition 58 implemented changes in state budget procedures designed to mandate adoption of balanced budgets in the future, to grant greater mid-year budget adjustment powers, to require creation of a budget reserve, and to prohibit future long-term borrowing to finance budget deficits. See “Recent Financial Results – Balanced Budget Amendment” below.

The final 2004-05 fiscal year budget continued the pattern of recent years, with a combination of expenditure reductions, one-time funding mechanisms and borrowing from both external markets, other State funds and local governments. Although revenue results in the 2004-05 fiscal year have exceeded projections, the Administration estimates the State will face a structural budget deficit of about $9 billion for 2005-06 fiscal year. The Governor has proposed additional spending cuts and reform of a variety of funding requirements, including for education, which would require amendment to the State constitution.

The State faced serious cash flow difficulties in recent years as a result of the ongoing budget deficits and severely reduced revenues. It has had to resort to a series of external borrowing starting in the fall of 2001 to assure sufficient cash resources to pay its ongoing obligations, including maturing cash flow notes. The State issued $14 billion of cash flow notes to fund its requirements in the 2003-04 fiscal year, maturing in June, 2004. Repayment of this borrowing was accomplished with a combination of ongoing revenues and proceeds from the issuance of the economic recovery bonds approved at the March 2004 election, and the State’s cash flow borrowing in the 2004-05 fiscal year was reduced to $6 billion. Although about $3.75 billion of economic recovery bond capacity remains, the State budget still contains a large structural deficit. Unless this structural deficit can be addressed on a long-term basis, the State may continue to require access to external capital markets to meet its cash requirements.

The expenditure reductions and budget pressures in recent years on the State budget have resulted in continuing fiscal pressures on local governments throughout the State. As part of the 2004-05 State budget, the Governor reached an agreement to borrow $1.3 billion for each of two years, to be repaid after the 2005-06 fiscal year, from cities, counties, redevelopment agencies and other districts, in return for a constitutional amendment which would severely restrict such borrowings in the future. Several years of budget borrowing from transportation funds have left many State and local transportation construction projects without adequate funds.

Economic Factors

California’s economy is the largest among the 50 states and one of the largest in the world. The State’s population of almost 36-1/2 million represents about 12-1/2% of the total United States population and grew by 26% in the 1980s, more than double the national rate. Population growth slowed to less than 1% annually in early 1990’s due to a serious economic recession, but growth has returned to between 1.5 and 2.0 percent annually since 1997. The bulk of population growth in the State is due to births and foreign immigration.

Total personal income in the State, at an estimated $1,185 billion in 2003, accounts for about 13% of all personal income in the nation. Total employment is over 16.5 million, the majority of which is in the service, trade and manufacturing sectors.

California rebounded from the most serious recession since the 1930’s and began a period of strong economic growth in 1994 in virtually all sectors, particularly in high technology manufacturing and services, including computer software and other services, entertainment, tourism, and construction, and also with very strong growth in exports. The California economy outpaced the nation during this period. By the end of 2000, unemployment in the State had dropped to under 5%, its lowest level in three decades. In 2001, the State finally showed the impact of the nationwide economic slowdown, coupled with a cyclical downturn in the high technology sector (including Internet-related businesses) and entered a mild recession. International trade also slowed between 2001 and 2003 reflecting weakness in overseas economies (particularly in Asia). Job losses were concentrated in the San Francisco Bay Area, particularly in high technology industries; economic conditions have been better in other parts of the State.

Statewide, modest job growth appeared to have begun by early 2002, but job growth stalled by summer 2002. Job growth resumed in the second half of 2003 and 2004, with nonfarm payroll employment in December 2004 about 1.1 percent higher than a year earlier. Personal income also showed strong growth, with a 5.7 percent gain in the first three quarters of 2004 as compared to the year earlier. Residential construction and existing home sales remained strong in 2003 and 2004, in part due to low interest rates. After several weak years, nonresidential construction grew more strongly in 2004. Exports through California ports reversed their declines of several years and showed year-over-year increases in 2003 and 2004. In January, 2005, the State Department of Finance projected continued moderate growth in the economy in 2005 and 2006.

Constitutional Limitations on Taxes, Other Charges and Appropriations

Limitation on Property Taxes. Certain California Debt Obligations may be obligations of issuers which rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue. The taxing powers of California local governments and districts are limited by Article XIIIA of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.” Briefly, Article XIIIA limits the rate of ad valorem property taxes to 1% of full cash value of real property and generally restricts the reassessment of property to 2% per year, except upon new construction or change of ownership (subject to a number of exemptions). Taxing entities may, however, raise ad valorem taxes above the 1% limit to pay debt service on voter-approved bonded indebtedness.

Under Article XIIIA, the basic 1% ad valorem tax levy is applied against the assessed value of property as of the owner’s date of acquisition (or as of March 1, 1975, if acquired earlier), subject to certain adjustments. This system has resulted in widely varying amounts of tax on similarly situated properties. Several lawsuits were filed challenging the acquisition-based assessment system of Proposition 13, but it was upheld by the U.S. Supreme Court in 1992.

Article XIIIA prohibits local governments from raising revenues through ad valorem taxes above the 1% limit; it also requires voters of any governmental unit to give two-thirds approval to levy any “special tax.”

Limitations on Other Taxes, Fees and Charges. On November 5, 1996, the voters of the State approved Proposition 218, called the “Right to Vote on Taxes Act.” Proposition 218 added Articles XIIIC and XIIID to the State Constitution, which contain a number of provisions affecting the ability of local agencies to levy and collect both existing and future taxes, assessments, fees and charges.

Article XIIIC requires that all new or increased local taxes be submitted to the voters before they become effective. Taxes for general governmental purposes require a majority vote and taxes for specific purposes require a two-thirds vote.

Article XIIID contains several new provisions making it generally more difficult for local agencies to levy and maintain “assessments” for municipal services and programs. Article XIIID also contains several new provisions affecting “fees” and “charges”, defined for purposes of Article XIIID to mean “any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a [local government] upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service.” All new and existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which generate revenues exceeding the funds required to provide the property related service or are used for unrelated purposes. There are new notice, hearing and protest procedures for levying or increasing property related fees and charges, and, except for fees or charges for sewer, water and refuse collection services (or fees for electrical and gas service, which are not treated as “property related” for purposes of Article XIIID), no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

In addition to the provisions described above, Article XIIIC removes limitations on the initiative power in matters of local taxes, assessments, fees and charges. Consequently, local voters could, by future initiative, repeal, reduce or prohibit the future imposition or increase of any local tax, assessment, fee or charge. It is unclear how this right of local initiative may be used in cases where taxes or charges have been or will be specifically pledged to secure debt issues.

The interpretation and application of Proposition 218 will ultimately be determined by the courts with respect to a number of matters, and it is not possible at this time to predict with certainty the outcome of such cases.

Appropriations Limits. The State and its local governments are subject to an annual “appropriations limit” imposed by Article XIIIB of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively. Article XIIIB prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed. “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments. No limit is imposed on appropriations of funds which are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds, including bond proceeds.

Among the expenditures not included in the Article XIIIB appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations by the State of post-1989 increases in gasoline taxes and vehicle weight fees, and (5) appropriations made in certain cases of emergency.

The appropriations limit for each year is adjusted annually to reflect changes in cost of living and population, and any transfers of service responsibilities between government units. The definitions for such adjustments were liberalized in 1990 to follow more closely growth in the State’s economy.

“Excess” revenues are measured over a two year cycle. Local governments must return any excess to taxpayers by rate reductions. The State must refund 50% of any excess, with the other 50% paid to schools and community colleges. With more liberal annual adjustment factors since 1988, and depressed revenues in the early 1990’s because of the recession, few governments have been operating near their spending limits, but this condition may change over time. Local governments may by voter approval exceed their spending limits for up to four years. Because of extraordinary revenue receipts in fiscal year 1999-2000, State appropriations were estimated to be about $975 million above the limit. However, since the State was $2.1 billion below its limit in fiscal year 2000-01, resulting in no excess over the two-year period, no refunds were made. 1999-2000 was the only fiscal year since the late 1980’s when State appropriations were above the limit. The State Department of Finance estimates the State was about $13.8 billion below its appropriation limit in fiscal year in 2003-04 and will be about $9.4 billion below the limit in 2004-05, and $9.7 billion below its limit in 2005-06.

Because of the complex nature of Articles XIIIA, XIIIB, XIIIC and XIIID of the California Constitution, the ambiguities and possible inconsistencies in their terms, and the impossibility of predicting future appropriations or changes in population and cost of living, and the probability of continuing legal challenges, it is not currently possible to determine fully the impact of these Articles on California Debt Obligations or on the ability of the State or local governments to pay debt service on such California Debt Obligations. It is not possible, at the present time, to predict the outcome of any pending litigation with respect to the ultimate scope, impact or constitutionality of these Articles or the impact of any such determinations upon State agencies or local governments, or upon their ability to pay debt service on their obligations. Further initiatives or legislative changes in laws or the California Constitution may also affect the ability of the State or local issuers to repay their obligations.

Obligations of the State of California

Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. As of January 1, 2005, the State had outstanding approximately $34.5 billion of long-term general obligation bonds and $7.2 billion of lease-purchase debt supported by the State General Fund. The State also had about $12.9 billion of general obligation bonds which were supported by other revenues, including economic recovery bonds payable from a special sales tax. As of January 1, 2005 the State had about $31.3 billion of authorized and unissued General Fund-supported long-term general obligation bonds and $3.6 billion of authorized and unissued lease-purchase debt. In the 2003-04 fiscal year, debt service on General Fund-supported general obligation bonds and lease purchase debt was approximately 2.8% of General Fund revenues. However, debt service costs in 2003-04 had been reduced through a debt restructuring, and revenues included one-time receipts from economic recovery bonds and sale of tobacco litigation settlement moneys. See also “Bond Ratings” below.

Recent Financial Results

The principal sources of General Fund tax revenues in 2003-04 were the California personal income tax (49 percent of total tax revenues), the sales and use tax (32 percent), and the corporation tax (9 percent). A large portion of personal income tax receipts was derived from capital gains realizations and stock option income. While these sources were extraordinarily strong in the late 1990’s and 2000, they are particularly volatile. The Department of Finance has projected that this source of revenue dropped from $17.6 billion, or 25% of all General Fund revenues in 1999-2000 to $5.2 billion, or 7% in 2001-02; this represents the bulk of the total General Fund revenue shortfall in this period. This source is projected to increase to about $8.2 billion, or about 10% of General Fund revenues in 2004-05.

The State maintains a Special Fund for Economic Uncertainties (the “SFEU”), derived from General Fund revenues, as a reserve to meet cash needs of the General Fund, but which is required to be replenished as soon as sufficient revenues are available. Year-end balances in the SFEU are included for financial reporting purposes in the General Fund balance.

Throughout the 1980’s, State spending increased rapidly as the State population and economy also grew rapidly, including increased spending for many assistance programs to local governments, which were constrained by Proposition 13 and other laws. The largest State program is assistance to local public school districts. In 1988, an initiative (Proposition 98) was enacted which (subject to suspension by a two-thirds vote of the Legislature and the Governor) guarantees local school districts and community college districts a minimum share of State General Fund revenues (currently about 35 percent).

The substantial declines in the stock markets have adversely affected the earnings of State pension funds, and have created unfunded future pension liabilities, where there had been surpluses several years ago. The State’s annual contributions to the Public Employee’s Retirement System have increased from $157 million in the 2000-01 fiscal year to $2.6 billion in the 2004-05 fiscal year. The State will pay about $800 million in the 2004-05 fiscal year for “pay as you go” funding for health benefits for retired State employees. Starting in fiscal year 2007-08, accounting rules will require the State to estimate the actuarial cost of this future liability; the State has not computed this liability to date.

Balanced Budget Amendment

On March 2, 2004, voters approved Proposition 58, a constitutional amendment called the “Balanced Budget Amendment,” which will affect future State budgeting procedures. This amendment was linked to Proposition 57, also approved by the voters, which authorized issuance of $15 billion of long-term general obligation bonds, additionally secured by a 1/4 cent increment of the State’s sales tax, which will eliminate the accumulated budget deficits through June 30, 2004 and certain additional obligations incurred by the State.

The Balanced Budget Amendment will require the Legislature, starting in the 2004-05 fiscal year, to enact a budget bill in which General Fund expenditures do not exceed estimated General Fund revenues and available reserves After passage of the budget act, if the Governor determines that the State is facing substantial revenue shortfalls or spending deficiencies, the Governor may declare a fiscal emergency, and propose legislation to address the emergency. The Legislature would be called in to special session to address this proposal. If the Legislature failed to send legislation to the Governor to address the fiscal emergency within 45 days, it would be prohibited from acting on any other bills or adjourning until fiscal legislation is passed.

The Amendment also creates a special reserve called the Budget Stabilization Account in the State General Fund. Beginning in the 2006-07 fiscal year, a portion of estimated annual General Fund revenues would be transferred by the Controller into the Account not later than September 30 of each year. The transfer begins at 1 percent of revenues, and increases annually to reach a level of 3 percent. The transfers would continue until the Budget Stabilization Account reaches a balance of the greater of $8 billion or 5 percent of General Fund revenue. Moneys in the Account may be used to make up for unexpected budget imbalances, but will then have to be replenished with future transfers until the target level is reached. The annual transfer can be suspended by the Governor by an executive order issued not later than June 1 of the preceding fiscal year. The Amendment requires that one half of the Budget Stabilization Account deposits, up to an aggregate of $5 billion, shall be transferred to the State Treasurer to provide for early redemption of the economic recovery bonds approved by Proposition 57.

A final provision of the Amendment will prohibit future long-term bond issuances for the purpose of funding budget deficits, once the bonds authorized by Proposition 57 are issued. Short term borrowing for cash flow management will continue to be authorized.

State-local Fiscal Relations

In November, 2004, voters approved Proposition 1A, which made significant changes in the fiscal relationship between the State and local governments. In return for a $2.6 billion contribution to State budgets in the 2004-05 and 2005-06 fiscal years            , Proposition 1A prohibits the State from accessing local governments’ property tax, sales tax and vehicle license fee revenues except under limited circumstances. Starting in the 2008-09 fiscal year the State can borrow up to 8 percent of local property tax revenues but only if the Governor declares a fiscal hardship and with 2/3 approval of each house of the Legislature. This amount must be repaid within three years, and such borrowing can only be done twice in any ten-year period. Proposition 1A also strengthens requirements for the State to reimburse local governments if it enacts certain kinds of laws which mandate increased local spending. Proposition 1A is intended to produce greater certainty for local governments, but will reduce the State’s options for dealing with budget shortfalls in the future.

Recent Budgets Prior to 2003-04

The economy, and especially the stock markets, grew strongly during the second half of the 1990’s, and as a result, the General Fund took in substantially greater tax revenues (an aggregate of more than $20 billion over the six fiscal years 1995-96 through 2000-01) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. In 1998-99 through 2000-01, new spending programs were also enacted, particularly for education, new capital outlay projects were funded from current receipts, and significant tax reductions were enacted. The Department of Finance estimates that the State’s budget reserve (the SFEU) reached a high point of $8.7 billion at June 30, 2000. In the ensuing three years, the combination of continuing high spending levels and substantially reduced revenues resulting from the economic slowdown and stock market decline brought the estimated balance of the SFEU to a negative $8.6 billion by June 30, 2003.

The growth in General Fund revenues since 1994-95 resulted in significant increases in State funding for local school districts under Proposition 98. From the 1994-95 level of about $4,200 per pupil, annual State funding has increased to just below $7,000 per pupil in the 2003-04 fiscal year. A significant amount of the new moneys have been directed to specific educational reforms, including reduction of class sizes in many grade levels.

Part of the 1997-98 Budget Act was completion of State welfare reform legislation to implement the new federal law passed in 1996. The new State program, called “CalWORKs,” became effective January 1, 1998, and emphasizes programs to bring aid recipients into the workforce. As required by federal law, new time limits are placed on receipt of welfare aid. Generally, health and welfare costs have been contained even during the recent period of economic recovery, with the first real increases (after inflation) in welfare support levels occurring in 1999-2000 and additional increases in 2000-01.

An important element of Budget Acts during the years of large capital gains receipts was agreement on substantial tax cuts. The largest of these was a phased-in cut in the Vehicle License Fee (an annual tax on the value of cars registered in the State, the “VLF”). Starting on January 1, 1999, the VLF was reduced by 25 percent, which was increased in steps to a 67.5% reduction effective January 1, 2001. Under pre-existing law, VLF funds were automatically transferred to cities and counties, so the new legislation provided for the General Fund to make up the reductions. The full 67.5% percent VLF cut was offset by transfers of about $4.2 billion annually from the General Fund. Other miscellaneous business and personal tax cuts and tax credits were of a much smaller overall amount.

The previous Governor attempted to raise the VLF back to its 1998 level because of shortfalls in General Fund money by 2003 to make the “offset” to cities and counties. Subsequently, the newly elected Governor Schwarzenegger reversed this action and committed to retain the VLF cut and the offset to local governments.

The 2002-03 Budget Act addressed a $23.6 billion gap between expenditures and resources through a combination of program reductions, internal loans, bond issuances, fund shifts, accelerations and transfers, and modest tax changes. Some of these actions and assumptions ultimately proved to be unavailable, and revenues in the 2002-03 fiscal year continued to decline from original projections, as economic growth stalled instead of increasing, as had been expected. In March and April 2003, the Legislature passed budget adjustment legislation including spending reductions, deferrals, bond authorization and funding transfers totaling about $3.3 billion in fiscal year 2002-03 and about $3.6 billion in fiscal year 2003-04.

Fiscal Year 2003-04 Budget

Original Budget Proposal The Proposed 2003-04 Governor’s Budget released on January 10, 2003 (the “2004 Governor’s Budget”) projected a continuing, significant downward revision of estimated State revenues, and indicated that for the combined 2002-03 and 2003-04 period, the nominal budget “gap” to be addressed was in the neighborhood of $35 billion. This consisted of about $17.7 billion of reduced revenues compared to earlier projections, $4.5 billion of additional expenditures, and the “loss” of $12.6 billion in budgetary resources allocated to one-time budgetary actions taken in the 2002 Budget Act which could not be duplicated (such as the sale of future tobacco settlement receipts).

The 2004 Governor’s Budget sought to close the entire $35 billion gap in the context of actions which would be completed by the end of the 2003-04 fiscal year. The plan included about $20.8 billion of spending reductions, a plan to transfer responsibility for many health and social services programs to local governments, relieving the State of over $8.1 billion of costs, and about $5.8 billion of additional funding shifts and transfers, loans, and other revenues. Certain new taxes were proposed to fund the local governments’ increased costs for the programs to be shifted.

May Revision As noted above some budget reductions were passed by the Legislature in March and April, 2003, but less than the amounts requested by the Governor. In May 2003, the Governor released the May Revision to the 2004 Governor’s Budget (“2004 May Revision”), which updated forecasts and provided a substantially revised budget plan for 2003-04.

First, the 2004 May Revision estimated that the budget gap had grown to about $38.2 billion (not counting the actions already taken), largely due to the cancellation of the $2 billion tobacco securitization scheduled in April 2003, and higher caseloads in certain programs. Actual tax revenues were reported to be very close to the projections made in the 2004 Governor’s Budget in January, with some small signs of recovery in personal income tax withholding and corporate tax receipts.

In the 2004 May Revision, the Governor recognized that many of his earlier proposals required more analysis, and that many parties preferred to solve the budget problem over more than one year. Accordingly, the 2004 May Revision divided the $38.2 billion gap into three main components:

1. The Governor proposed to fund the estimated accumulated budget deficit as of June 30, 2003 of $10.7 billion with issuance of economic recovery bonds during 2003-04, to be repaid from a dedicated one-half cent increase in the State sales tax, which would disappear once the bonds were repaid. Repayment of these bonds would be based on annual appropriations.

2. Once the accumulated deficit was removed from the books, the 2003-04 budget would be balanced with a combination of spending cuts, interfund loans and transfers, and some additional borrowing. A major assumption in the 2004 May Revision was that the State would terminate its payments to local governments to “backfill” the offset to vehicle license fees enacted several years ago, which costs the State $4.2 billion per year. The Administration expected that action could be taken under existing law to terminate the backfill and have the vehicle license fee paid by drivers increased back to the original level, so that local governments would not be harmed by this shift. The overall budget plan for 2003-04 called for revenues and transfers of $70.9 billion and expenditures of $70.4 billion, leaving a budget reserve of about $500 million.

3. The 2004 May Revision explicitly recognized that balancing the 2003-04 budget still left an ongoing “structural deficit,” which would cause the 2004-05 budget to be about $7.9 billion out of balance in the absence of corrective action.

Final Budget Act Members of the Legislature and the Governor were unable to reach agreement on a budget package before the start of the fiscal year on July 1, 2003, with strong partisan disagreements about the necessary elements of spending cuts and revenue increases needed to complete the budget. Without budget authorization, a number of spending programs were suspended as of July 1, including payments to vendors for new goods and services, some aid to local governments and schools and others; however high-priority obligations such as debt service payments continued to be made.

The 2003-04 Budget Act was finally passed by the Legislature and signed by the Governor on August 2, 2003. It resolved the budget gap with a combination of external borrowing, spending reductions, new revenues, funding shifts and internal loans and deferrals. It assumed a year-end budget reserve at June 30, 2004 of almost $2 billion, and also assumed the 2004-05 fiscal year budget would have at least a $7.9 billion structural deficit to be closed. The principal features of the budget were as follows:

1. As proposed by the Governor in the 2004 May Revision, the Legislature authorized the issuance of “fiscal recovery bonds” designed to provide an estimated $10.7 billion of cash into the General Fund, representing the accumulated deficit as of June 30, 2003. (The new Administration subsequently estimated that because of stronger revenue results than anticipated, the June 30, 2003 budget deficit was only about $8.6 billion.) Issuance of these bonds had been delayed because of a legal challenge which was pending in court, but on March 2, 2004, voters approved Proposition 57 to authorize $15 billion of general obligation “economic recovery bonds” to replace the fiscal recovery bonds approved in July.

2. The budget also assumed two other external borrowings. The first was the second part of a tobacco securitization sale, postponed from spring, 2003 This sale was completed in September 2003 and produced about $2.2 billion of General Fund revenue. The second was the sale of pension obligation bonds (“POBs”) to make the 2003-04 payments due to the State Public Employee’s Retirement System, in the amount of about $1.9 billion. The POB sale was prevented from going ahead by an adverse court decision.

3. As noted, the budget relied on substantial savings in program costs, spread across most programs. K-12 schools received the minimum funding required by Proposition 98, but this will result in a small decrease in per-pupil spending, to about $6,900 per pupil. Significant cuts were made in higher education support, offset in part by student fee increases in the range of 30%. Other fee increases offset reductions in support for trial courts and resources programs. Health and social service costs were limited by foregoing cost of living increases and reducing Medi-Cal provider rates. State personnel costs were to be reduced by voluntary agreements to be negotiated with employee unions or layoffs; some but not all of these savings were achieved.

4. The budget assumed receipt of about $1.8 billion in new federal funding as a result of federal law passed to assist States. The budget also assumed the $4.2 billion annual savings resulting from the increase of the vehicle license fee. Although the new Governor reversed this action, the State saved about $1.3 billion in deferred “backfill” payments to local governments. Legislation was enacted promising to repay this amount in August, 2006. Another major one-time budget action was a shift in Medi-Cal accounting to add about $930 million in 2003-04. There were no other tax or revenue increases, aside from certain fees. The Governor’s realignment proposal to transfer certain health and social services programs to local governments was not enacted.

With the successful issuance of economic recovery bonds which generated $11.25 billion in General Fund receipts, of which about $9.2 billion were allocated to the 2003-04 year, and improved revenues from a strengthening economy, the State ended the year at June 30, 2004 with an estimated $1.7 billion budget reserve.

Fiscal Year 2004-05 Budget

Governor’s Budget Proposals The Proposed 2004-05 Governor’s Budget (the “2005 Governor’s Budget”) released on January 9, 2004 by the new Schwarzenegger Administration, reported that, in the absence of corrective action to change existing policies, operating deficits of about $14 billion would be incurred for the 2004-05 fiscal year. The original 2003-04 Budget Act estimated a budget reserve (SFEU) at June 30, 2004 of about $2 billion. The 2004 Governor’s Budget revised this estimate to about $290 million, assuming enactment of certain mid-year budget adjustment proposals (which were not adopted).

The May Revision of the 2004-05 Governor’s Budget reported increased revenues as well as increased expenditures (as a portion of new revenues were required to go to schools under Proposition 98), but the total impact was a projected increase in the June 30, 2005 budget reserve of about $363 million to $998 million.

2004-05 Budget Act. Following lengthy negotiations between the Governor and the Legislature, the 2004 Budget Act was adopted on July 29, 2004. The Budget Act projected General Fund revenues and transfers of $77.3 billion (including application of $2 billion of economic recovery bond proceeds). Expenditures were estimated at $80.7 billion (the gap being made up from carryover resources from the prior year) and the year-end reserve at June 30, 2005 was estimated at $768 million. In October, 2004, the State issued $6 billion of revenue anticipation notes, due June 30, 2005, to cover normal cash flow needs during the fiscal year.

The major features of the 2004 Budget Act were the following:

1. Resetting the minimum Proposition 98 funding guarantee for public schools to save about $2 billion. This still provided an increase in funding for public schools to cover enrollment growth and inflation.

2. Cuts in General Fund support for higher education, to be offset by fee increases. After 2004-05, the Governor promised to allow a uniform fee increase policy, and to start to restore funding to State universities. As a result of budget cuts, State higher education units had to limit admissions for the first time in many years.

3. Limited reductions in health and welfare costs, saving about $1 billion. The Governor proposed a wide range of reductions in health and social services programs which will largely take effect in future years.

4. Reduction in pension costs for new employees for the first two years of employment. The Governor also proposed a $929 million pension obligation bond issuance assuming timely and successful appeal of the lawsuit which blocked the 2003 pension obligation bond issue. This proposal will not be implemented before June 30, 2005, as litigation is continuing.

5. Reduced General Fund payments to schools by transferring an additional $1.3 billion of city and county property taxes to school districts. This was incorporated into Proposition 1A, and will be repeated in 2005-06.

6. Reduction of $1.1 billion by suspending planned General Fund expenditures for the Transportation Investment Fund enacted several years earlier in better fiscal times.

7. A proposal to use moneys from new tribal gaming compacts with five tribes to obtain about $300 million of new General Fund revenue (a figure later reduced to $16 million) and to sell about $1 billion of bonds secured by future tribal payments to repay the loans from the Transportation Investment Fund to accelerate construction of transportation projects. This bond transaction is on hold pending the outcome of certain litigation.

In the 2005-06 Proposed Governor’s Budget, released on January 10, 2005 (“2006 Governor’s Budget”), the State Department of Finance estimated that the 2004-05 fiscal year would end with a budget reserve almost the same as the initial projection of almost $800 million. Both revenues and expenditures were projected to increase, to $78.2 billion and $82.3 billion, respectively.

The Governor in 2004 implemented a California Performance Review, which carried out a comprehensive analysis of State government. The major areas for review included: executive branch reorganization, program performance assessment and budgeting, improved services and productivity, and acquisition reform. The Governor and legislature are considering various recommendations, but no cost savings are assumed in 2004-05.

Proposed 2005-06 Fiscal Year Budget

The 2006 Governor’s Budget projected that revenues for the 2005-06 fiscal year would increase from the prior year by about $5.2 billion, as a result of the improving economy. However, under current programs and laws, the Governor stated that expenditures would increase by $10 billion. To close an estimated $9 billion budget gap, the Governor has proposed a number of budget solutions, without tax increases, to be coupled with fundamental reforms described below which would have to approved by the voters. The major features of the proposed 2005-06 Budget include:

1. Increases in Proposition 98 funding to cover enrollment growth and inflation, but not additional appropriations which would be required under current law due to the deferrals from the prior years, saving about $2.2 billion. Higher education funding would increase from the prior year in line with the new “Compact” approved in 2004 to provide greater funding stability.

2. Continued reform of health and welfare programs to reduce the rate of growth. Expenditures would increase by $1.2 billion over the prior year, but there would be savings of several billion dollars over previously anticipated costs.

3. Pension initiatives to save about $300 million by shifting new employees into a corporate-style defined contribution plan in place of the existing defined benefit plan, and to save $470 million by ending State contributions to the State Teachers Retirement System which had begun in the early 1970’s to bring the System into actuarial soundness, but had not been intended as a permanent cost.

4. Continued external borrowing, but at a lower level than previous years. The Governor proposed using $1.7 billion of remaining economic recovery bonds, and another effort to use pension obligation bonds to pay some pension costs in the fiscal year, assuming successful conclusion of litigation. The Governor also proposed issuing about $460 million of bonds to pay a judgment in a lawsuit relating to liability for flood damage. This bond may also be subject to litigation.

5. Other cost savings, inter-fund borrowings and deferrals.

Governor’s Budget Reform Proposals

In order to more permanently eliminate the structural budget gap, the Governor proposed a series of reforms, which will require amendment of the Constitution. If the Legislature does not approve these reforms in a short time, the Governor has indicated he will support an initiative campaign and may call a special election to vote on the proposals later in 2004.

1. Automatic Budget Reductions — Under this proposal, if the Governor determines that revenues and expenditures in any fiscal year are projected to go more than $250 million out of balance (adjusted for inflation over time), he or she may declare an emergency and request the Legislature to take action. If no action is taken within a specified period (30 to 45 days), automatic across-the-board budget cuts would go into effect in an amount needed to rebalance the budget. Payments required by federal law or to support debt service on bonds would be excluded from the cuts, but virtually all other State payments, including salaries, school payments, and vendor payments would be affected.

2. Proposition 98 — The proposal would revise the Proposition 98 formulas to eliminate the “maintenance factor” which reduces payments to schools in certain years of lower revenue growth, but requires later repayments. As a result, school districts would be subject to automatic budget cuts under the proposal described above, but the present law allowing the Legislature to suspend the minimum guaranty in any year would be eliminated. Existing obligations to school districts under current law, totaling about $5 billion, would be repaid over 15 years.

3. Special Funds and Mandates — The ability of the Legislature to borrow money from special funds for budget balancing would be eliminated (temporary borrowing for cash management purposes would not be affected). Until this provision goes into effect, borrowing from the Transportation Improvement Fund would be allowed until 2006-07, and barred thereafter. Moneys owed to this Fund, and moneys owed to local governments for previous state mandates, would be repaid over 15 years.

Ongoing “Structural Deficit”

The independent Legislative Analyst’s Office (“LAO”) has reported for several years that the State is facing a “structural deficit,” because of a continuing imbalance between its basic level of revenues and its mandated spending levels for enacted programs. In a report issued on January 12, 2005, LAO indicates that while the 2005-06 Governor’s Budget has several “positive attributes,” LAO estimates that even if all the proposals are adopted, they will only address about half of the ongoing structural deficit, and absent further corrective action, the State will continue to face deficits in future years.

Cash Flow Requirements

The State typically funds its day-to-day operating requirements of the General Fund from revenue receipts, interfund borrowing from special funds, and external borrowing in the form of revenue anticipation notes (“RANs”), which fund annual cash flow requirements and are repaid within the same fiscal year, and revenue anticipation warrants (“RAWs”) which are issued only when it is necessary to bridge a budgetary deficit over the end of a fiscal year. The State’s ongoing revenue shortfalls and budget deficits incurred in the last three fiscal years, along with certain unique factors associated with the State’s energy crisis in 2001, placed severe pressure on the State’s cash resources, and required an unprecedented amount of short-term cash flow borrowing.

The State sold a record $12.5 billion of RANs in October 2002, due in June 2003, to cover its cash flow needs. By mid-winter 2003 it became evident that the State would have a cash shortfall by the end of June 2003, when the $12.5 billion RANs came due. Accordingly, the State issued $11 billion of RAWs, also a record, on June 18, 2003 to pay the RANs and other obligations coming due in June 2003, and to cover cash flow requirements through late August. To sell these RAWs, the State was required to obtain credit support from a group of financial institutions. The State issued $3 billion of RANs in October 2003 to fund the remainder of its cash management needs for the 2003-04 fiscal year. For the first time, the entire State RAN issue was supported by external bank credit.

All of the RAWs and RANs due in June 2004 were paid, from a combination of available revenues and proceeds from the sale of economic recovery bonds. For the 2004-05 year, the State issued $6 billion of RANs as part of its normal cash management program, which are due on June 30, 2005. The State has about $3.75 billion of economic recovery bond authorization remaining which can assist in cash management. If it is unable to bring its ongoing structural budget deficit into balance, it may again face cash flow problems in the future and may have to rely on access to public capital markets to maintain adequate cash flow to pay its obligations.

Bond Ratings

The ratings on California’s long-term general obligation bonds were reduced in the early 1990’s from “AAA” levels which had existed prior to the recession. After 1996, through the end of 2000, the three major rating agencies raised their ratings of California’s general obligation bonds as high as “AA” from Standard & Poor’s, “Aa2” from Moody’s and “AA” from Fitch.

Starting in December 2002, as the State’s budget and cash condition worsened, all three rating agencies reduced the ratings of California’s general obligation bonds to the “BBB” level. With improved economic conditions and fiscal results, and issuance of economic recovery bonds to reduce cash flow risks, the State’s ratings have been raised and as of February 1, 2005, were Standard & Poor’s “A,” Fitch “A-” and Moody’s “A3.” The economic recovery bonds bear higher ratings, in the “AA-” range, because of the additional pledge of a dedicated stream of sales tax revenues.

There can be no assurance that current ratings will be maintained in the future. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal Proceedings

The State is involved in certain legal proceedings (described in the State’s recent financial statements) that, if decided against the State, may require the State to make significant future expenditures or may substantially impair revenues. If the State eventually loses any of these cases, the final remedies may not have to be implemented in one year.

Obligations of Other Issuers

Other Issuers of California Debt Obligations. There are a number of State agencies, instrumentalities and political subdivisions of the State that issue Municipal Obligations, some of which may be conduit revenue obligations payable from payments from private borrowers. These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the credit quality of obligations backed by the full faith and credit of the State.

State Assistance. Property tax revenues received by local governments declined more than 50% following passage of Proposition 13. Subsequently, the California Legislature enacted measures to provide for the redistribution of the State’s General Fund surplus to local agencies, the reallocation of certain State revenues to local agencies and the assumption of certain governmental functions by the State to assist municipal issuers to raise revenues. Total local assistance from the State’s General Fund was budgeted at approximately 75% of General Fund expenditures in recent years, including the effect of implementing reductions in certain aid programs. To reduce State General Fund support for school districts, the 1992-93 and 1993-94 Budget Acts caused local governments to transfer $3.9 billion of property tax revenues to school districts, representing loss of the post-Proposition 13 “bailout” aid. Local governments have in return received greater revenues and greater flexibility to operate health and welfare programs. The enactment of Proposition 1A in November 2004 will substantially change the ability of the State to use local government taxing sources to aid the State budget. See “Recent Financial Results—State-local Fiscal Relations” above.

In 1997, a new program provided for the State to substantially take over funding for local trial courts (saving cities and counties some $400 million annually). In recent years, the State has provided over $350 million to support local law enforcement costs. The current fiscal crisis may result in some reductions in these payments.

To the extent the State should be constrained by its Article XIIIB appropriations limit, or its obligation to conform to Proposition 98, or other fiscal considerations, the absolute level, or the rate of growth, of State assistance to local governments may continue to be reduced. Any such reductions in State aid could compound the serious fiscal constraints already experienced by many local governments, particularly counties. The recent economic slowdown in the State, with its corresponding reduction in State and local revenues, will put additional pressure on local government finances in the coming years. See “Recent Financial Results—Continuing Budget Shortfall” and “—-Fiscal Year 2004-05 Budget.”

Counties and cities may face further budgetary pressures as a result of changes in welfare and public assistance programs, which were enacted in August, 1997 in order to comply with the federal welfare reform law. Generally, counties play a large role in the new system, and are given substantial flexibility to develop and administer programs to bring aid recipients into the workforce. Counties are also given financial incentives if either at the county or statewide level, the “Welfare-to-Work” programs exceed minimum targets; counties are also subject to financial penalties for failure to meet such targets. Counties remain responsible to provide “general assistance” for able-bodied indigents who are ineligible for other welfare programs. The long-term financial impact of the new CalWORKs system on local governments is still unknown.

Local governments are facing substantial increases in future pension liabilities and health care costs for retirees, and increases in current contribution rates, as a result of (a) generous new retirements benefits granted to employees during recent economic boom times, and (b) reduced earnings resulting from the stock market declines during the 2000-2003 period.

Assessment Bonds. California Debt Obligations which are assessment bonds may be adversely affected by a general decline in real estate values or a slowdown in real estate sales activity. In many cases, such bonds are secured by land which is undeveloped at the time of issuance but anticipated to be developed within a few years after issuance. In the event of such reduction or slowdown, such development may not occur or may be delayed, thereby increasing the risk of a default on the bonds. Because the special assessments or taxes securing these bonds are not the personal liability of the owners of the property assessed, the lien on the property is the only security for the bonds. Moreover, in most cases the issuer of these bonds is not required to make payments on the bonds in the event of delinquency in the payment of assessments or taxes, except from amounts, if any, in a reserve fund established for the bonds.

California Long Term Lease Obligations. Based on a series of court decisions, certain long-term lease obligations, though typically payable from the general fund of the State or a municipality, are not considered “indebtedness” requiring voter approval. Such leases, however, are subject to “abatement” in the event the facility being leased is unavailable for beneficial use and occupancy by the municipality during the term of the lease. Abatement is not a default, and there may be no remedies available to the holders of the certificates evidencing the lease obligation in the event abatement occurs. The most common cases of abatement are failure to complete construction of the facility before the end of the period during which lease payments have been capitalized and uninsured casualty losses to the facility (e.g., due to earthquake). In the event abatement occurs with respect to a lease obligation, lease payments may be interrupted (if all available insurance proceeds and reserves are exhausted) and the certificates may not be paid when due. Although litigation is brought from time to time which challenges the constitutionality of such lease arrangements, the California Supreme Court issued a ruling in August, 1998 which reconfirmed the legality of these financing methods.

Other Considerations

The repayment of industrial development securities or single family mortgage revenue bonds secured by real property may be affected by California laws limiting foreclosure rights of creditors. Under California law, mortgage loans secured by single family homes can be prepaid at any time without penalty, except in the first five years of the loan, and subject to limits on the size of the penalty. Such prepayments may affect the ability of the issuer of single family mortgage bonds to repay the bonds. Securities backed by health care and hospital revenues may be affected by changes in State regulations governing cost reimbursements to health care providers under Medi-Cal (the State’s Medicaid program), including risks related to the policy of awarding exclusive contracts to certain hospitals.

Limitations on ad valorem property taxes may particularly affect “tax allocation” bonds issued by California redevelopment agencies. Such bonds are secured solely by the increase in assessed valuation of a redevelopment project area after the start of redevelopment activity. In the event that assessed values in the redevelopment project decline (e.g., because of a major natural disaster such as an earthquake), the tax increment revenue may be insufficient to make principal and interest payments on these bonds. Both Moody’s and S&P suspended ratings on California tax allocation bonds after the enactment of Articles XIIIA and XIIIB, and only resumed such ratings on a selective basis.

Proposition 87, approved by California voters in 1988, requires that all revenues produced by a tax rate increase go directly to the taxing entity which increased such tax rate to repay that entity’s general obligation indebtedness. As a result, redevelopment agencies (which, typically, are the issuers of tax allocation securities) no longer receive an increase in tax increment when taxes on property in the project area are increased to repay voter-approved bonded indebtedness.

The effect of these various constitutional and statutory changes upon the ability of California municipal securities issuers to pay interest and principal on their obligations remains unclear. Furthermore, other measures affecting the taxing or spending authority of California or its political subdivisions may be approved or enacted in the future. Legislation has been or may be introduced which would modify existing taxes or other revenue-raising measures or which either would further limit or, alternatively, would increase the abilities of state and local governments to impose new taxes or increase existing taxes. It is not possible, at present, to predict the extent to which any such legislation will be enacted. Nor is it possible, at present, to determine the impact of any such legislation on California Debt Obligations in which the Fund may invest, future allocations of state revenues to local governments or the abilities of state or local governments to pay the interest on, or repay the principal of, such California Debt Obligations.

Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damages. The federal government provided more than $13 billion in aid for both earthquakes, and neither event has had any long-term negative economic impact. Any Debt Obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

Special Risks with Respect to New York Money Fund

Some of the significant financial considerations relating to the New York Money Fund’s investments in New York Municipal Obligations are summarized below. This summary information is not intended to be a complete description and is principally derived from the Annual Information Statement of the State of New York as supplemented and contained in official statements relating to issues of New York Municipal Obligations that were available prior to the date of this Statement of Additional Information. The accuracy and completeness of the information contained in those official statements have not been independently verified.

The State of New York’s most recently completed fiscal year began on April 1, 2003 and ended on March 31, 2004. The most recent published Update to the Annual Information Statement was dated September 19, 2004, as modified by Supplements, dated November 16, 2004 and January 25, 2005.

Special Considerations. Many complex political, social and economic forces influence the State’s economy and finances, which may in turn affect the State’s Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State’s control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The Division of Budget (“DOB”) believes that its current estimates related to the performance of the State and national economies are reasonable. However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

An ongoing risk to the Financial Plan arises from the potential impact of certain litigation and Federal disallowances now pending against the State, which could produce adverse effects on the State’s projections of receipts and disbursements. For example, the Federal government has issued a draft disallowance for certain claims, and deferred the payment of other claims, submitted by school districts related to school supportive health services. It is unclear at this time what impact, if any, such disallowances may have on the State Financial Plan in the current year or in the future. The Financial Plan assumes no significant Federal disallowances or other Federal actions that could adversely affect State finances.

The Federal government is currently auditing Medicaid claims submitted since 1993 under the school supportive health services program. At this point, the Federal Government has not finalized audits and, as a result, the liability of the State and/or school districts for any disallowances that may result from these audits cannot be determined. Federal regulations include an appeals process that could postpone repayment of any disallowances. The Financial Plan assumes the Federal government will fully reimburse these costs.

In addition, through March 2004, a portion of Federal Medicaid payments related to school supportive health services have been deferred by the Federal Centers for Medicare and Medicaid Services, pending finalization of audits. Since the State has continued to reimburse school districts for these costs, these Federal deferrals, if not resolved, could negatively impact future health care spending.

DOB still continues to project General Fund collective bargaining costs of $274 million in 2004-2005 for Executive Branch agencies growing to $473 million in 2005-2006 and $621 million in 2006-2007. The costs for the unions that have reached labor settlements, including the Civil Service Employees Association, the United University Professions, and the Professional Employee Federation, and the State’s Management-Confidential employees, have been allocated from a central reserve to the appropriate agencies/programs. The State still assumes that the costs for the unions that have not yet reached collective bargaining agreements (e.g., NYSCOPBA, Council 82) will be consistent with these concluded labor settlements.

Pension legislation enacted in July 2004 is projected to cost $177 million in 2005-06, growing to $202 million in 2006-07. The legislation authorizes State and local governments to amortize 2004-05 pension costs above 7 percent of salary expenditures over a period of ten years at a market rate to be established by the State Comptroller. The first annual payment is due in 2005-06. In addition, the legislation extends the amortization option to local governments for costs above 9.5 percent in 2005-06 and 10.5 percent in 2006-07.

Legislation enacted in 2003 currently requires the Local Government Assistance Tax Fund (“LGAC”) to certify $170 million annually to provide an incentive for the State to seek an annual appropriation to provide local assistance payments to New York City or its assignee. In May 2004, LGAC amended its General Bond Resolution and General Subordinate Lien Bond Resolution to make clear that any failure to certify or make payments to the City or its assignee has no impact on LGAC’s own bondholders; and that if any such act or omission were to occur with respect to any possible bonds issued by New York City or its assignee, that act or omission would not constitute an event of default with respect to LGAC bonds. In June 2004, the Corporation’s Trustee, The Bank of New York, notified LGAC’s bondholders of these amendments.

General Fund Summary. On September 14, 2004, DOB issued the Enacted Budget Report for the 2004-05 fiscal year. DOB projected a potential imbalance of $434 million in the General Fund in 2004-05. The projections reflected the impact of the Governor’s vetoes of certain legislative additions to the Executive Budget, valued at roughly $235 million of savings in the current fiscal year. To fully eliminate the current-year imbalance and help reduce future projected budget gaps, DOB began preparation of a Fiscal Management Plan (“FMP”) in cooperation with State agencies. DOB, in its November 16, 2004 report, projected that based upon results to date and a revised economic outlook (including upward revisions to the personal income tax (“PIT”) and the real estate transfer taxes, offset by higher costs for Medicaid and the Department of Correctional Services), the potential current year imbalance would total $290 million.

The State economy is experiencing sustained growth, and generating tax collections above the levels forecast by DOB in its most recent update to the 2004-05 Financial Plan issued November 1, 2004 (the “Mid-Year Update”). DOB now projects underlying annual receipts growth of 10.2 percent in 2004-05 and 6.5 percent in 2005-06, based on actual results to date and a revised economic forecast. The improvement in tax collections, in combination with savings from the statewide FMP, is expected to permit the State to end the 2004-05 fiscal year with a $170 million cash surplus in the General Fund and make the maximum possible contribution ($70 million) to the Rainy Day Fund, bringing the balance to $864 million, equal to its statutory cap of 2 percent of General Fund spending.

The revised revenue and spending projections also reduce the projected budget gaps to $4.2 billion in 2005-06 and $5.8 billion in 2006-07, at the lower end of the forecast range in the Mid-Year Update, as described in detail later in this overview.

Aside from the $21 million in the Contingency Reserve Funds (“CRF”), the 2004-05 Financial Plan does not set aside specific reserves to cover potential costs that could materialize as a result of adverse rulings in pending litigation, future collective bargaining agreements with State employee unions, Federal disallowances, or other Federal actions that could adversely affect the State’s projections of receipts and disbursements.

State Economy. Recent above-trend national growth rates have helped to buttress the New York State economy. The State is estimated to have emerged from recession in the summer of 2003. The DOB’s January 25, 2005 Supplement noted that the New York City economy is well on its way to a full recovery from the impact of the September 11th attack, reversing several years where the City’s job base was in decline. The DOB also noted that the continued strengthening of the State economy will help to sustain the housing market, although not at the torrid pace of growth observed in 2004. Moreover, with the pickup in equity market activity toward the end of 2004, the profit outlook for the finance industry is brightening, though the level of profits for the year is not expected to match that of 2003. Bonus growth is expected to slow to 15 percent resulting in total New York wage growth of 4.9 percent for 2005, reduced modestly from 5.7 percent in 2004. State nonagricultural employment is projected to rise 1.1 percent in 2005, a significant improvement compared with 0.4 percent growth for 2004, but below projected growth of 1.8 percent for the nation.

In addition to the risks described above, there are risks specific to New York. Another attack targeted at New York City would once again disproportionately affect the State economy. Any other such shock that had a strong and prolonged impact on the financial markets would also disproportionately affect New York State, resulting in lower income and employment growth than reflected in the current forecast. In addition, if the national and world economies grow more slowly than expected, demand for New York State goods and services would also be lower than projected, dampening employment and income growth relative to the forecast. In contrast, should the national and world economies grow faster than expected, a stronger upturn in stock prices, along with even stronger activity in mergers and acquisitions and IPOs is possible, resulting in higher wage growth than projected. It is important to recall that the financial markets, which are so pivotal to the direction of the downstate economy, are notoriously difficult to forecast. In an environment of global uncertainty, the pace of both technological and regulatory change is as rapid as it has ever been, compounding even further the difficulty in projecting industry revenues and profits.

New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State’s economy is diverse with a comparatively large share of the nation’s finance, insurance, transportation, communications and services employment, and a very small share of the nation’s farming and mining activity. The State’s location and its air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

Services: The services sector, which includes professional and business services, education and healthcare, leisure and hospitality services, is the State’s leading economic sector. The services sector accounts for more than four of every ten nonagricultural jobs in New York, and accounts for a higher proportion of total jobs than the rest of the nation.

Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York’s economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating and electrical equipment products are located in the upstate region.

Trade, Transportation and Utilities: The trade, transportation, and utilities sector accounts for the largest component of State nonagricultural employment, but only the fourth largest when measured by income share. This sector accounts for slightly less employment and wages for the State than for the nation.

Financial Activities: New York City is the nation’s leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

Agriculture: Farming is an important part of the economy in rural areas, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, fruits and vegetables. New York ranks among the nation’s leaders in the production of these commodities.

Government: Federal, State and local governments together are the second largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

State Budget. The State Constitution requires the Governor to submit to the Legislature a balanced executive budget which contains a complete plan of expenditures for the ensuing fiscal year and all moneys and revenues estimated to be available therefor, accompanied by bills containing all proposed appropriations or reappropriations and any new or modified revenue measures to be enacted in connection with the executive budget. The entire plan constitutes the proposed State financial plan for that fiscal year. The Governor is required to submit to the Legislature quarterly budget updates which include a revised cash-basis state financial plan, and an explanation of any changes from the previous State financial plan.

In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1 billion (in each of the fiscal years 1998-99 through 2000-01), $6.8 billion in 2002-03 and $2.8 billion in 2003-04. The DOB projects budget gaps of $4.2 billion in 2005-06 and $5.8 billion in 2006-07.

Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds and the Debt Service Funds. The State’s fund structure adheres to the accounting standards of the Governmental Accounting Standards Board.

General Fund. The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State’s largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State’s 2003-04 fiscal year, the General Fund accounted for approximately 43 percent of All Governmental Funds disbursements. General Fund moneys are also transferred to and from other funds, primarily to support certain capital projects and debt service payments in other fund types.

General Fund receipts, including transfers from other funds, are now projected at $43.5 billion in 2004-05. DOB has revised the revenue estimate upward based on revenue collections to date and the strength of key economic indicators, both of which have exceeded expectations. Consistent with the experience in prior State economic expansions, personal income tax collections have shown robust growth, which DOB believes is due mainly to increases in non-wage income. Real estate related tax collections have also exceeded planned levels, reflecting strength in home sales and mortgage refinancings. General Fund spending is expected to total $43.4 billion in 2004-05. A delay in the expected receipt of $200 million in Empire conversion proceeds that was budgeted to reduce General Fund Medicaid spending and cost overruns in correctional services account for most of the increase.

Based on actual results to date, State Funds spending is now projected to total $64.1 billion in the current year, a decrease of $136 million from the Mid-Year Update. All Funds spending in 2004-05 is now projected to total $101.6 billion, an increase of $316 million from the Mid-Year Update.

DOB projects the State will end the 2004-05 fiscal year with a balance of $1.2 billion in the General Fund. The balance consists of $864 million in the Rainy Day Fund, $301 million in the Community Projects Fund, and $21 million in the CRF.

While the current fiscal year is balanced, the magnitude of future budget gaps requires timely and aggressive measures to restore structural balance. The Governor is continuing implementation of a fiscal management plan that includes measures intended to reduce costs and generate recurring savings in the outyears. The State faces potential General Fund budget gaps of $4.2 billion in 2005-06, $5.8 billion in 2006-07 and $5.6 billion in 2007-08.

All Funds receipts for 2005-06 are projected to total $105.5 billion, an increase of $4.4 billion (4.3 percent) over 2004-05 projections. The total comprises tax receipts ($50.7 billion), Federal grants ($36.6 billion) and miscellaneous receipts ($18.3 billion). General Funds receipts for 2005-06 are projected to total $45.1 billion, an increase of $1.6 billion (3.6 percent) over 2004-05 projections. State Funds receipts for 2005-06 are projected to total $68.9 billion, an increase of $5.3 billion (8.3 percent) over 2004-05 projections.

All Funds spending, the broadest measure of State spending, is projected to total $105.5 billion in 2005-06, an increase of $2.5 billion (2.4 percent) over the adjusted current year forecast. General Fund spending is projected to total $45.1 billion in 2005-06, an increase of $1.2 billion (2.6 percent) over the adjusted current year forecast. State Funds spending, which includes both the General Fund and spending from other funds supported by State revenues, is projected to increase by $3.5 billion (5.4 percent) and total $69.1 billion in 2005-06.

The Financial Plan projections assume that the 2005-06 Executive Budget recommendations are enacted in their entirety.

Presented below are the historical financial results for each of the last three fiscal years including the recently completed fiscal year of 2003-04.

2003-2004 Fiscal Year. The DOB reported a 2003-04 General Fund surplus of $308 million. Total receipts, including transfers from other funds, were $42.3 billion. Disbursements, including transfers to other funds, totaled $42.1 billion.

The General Fund ended the 2003-04 fiscal year with a balance of $1.1 billion, which included dedicated balances of $794 million in the TSRF (after an $84 million deposit at the close of 2003-04), the CRF ($21 million), and the Community Projects Fund ($262 million). The closing fund balance excludes $1.2 billion on deposit in the refund reserve account at the end of the 2003-04 fiscal year.

The State Legislature approved the annual budget for fiscal year 2003-04 on May 15, 2003, successfully overriding gubernatorial vetoes totaling $3.2 billion. On May 28, 2003, DOB issued its 2003-04 Enacted Budget Financial Plan summarizing the impact of the Legislature’s actions and other events on the State’s 2003-04 Financial Plan as submitted by the Governor in January 2003. DOB reported that the annual budget approved by the Legislature created a potential imbalance of $912 million in the General Fund, which DOB planned to correct through a combination of management actions and temporary Federal aid that the President had signed into law after the State Legislature had acted on the budget. At the time, the Legislature did not agree with DOB’s Financial Plan estimates. General Fund actual results in 2003-04 were $69 million better than the initial DOB estimates, after excluding the impact of Federal aid.

The temporary Federal aid produced nearly $1.2 billion in General Fund relief during the 2003-04 fiscal year, which eliminated the initial projected $912 million imbalance. New York’s share of the national aid package consisted of a revenue sharing grant worth $645 million and a temporary 2.95 percent increase in the Federal Medical Assistance Percentage that produced $506 million in General Fund savings. The grant increased General Fund receipts, while the higher matching rate lowered Medicaid spending in the General Fund, but increased the amount spent from Federal Funds.

Aside from the extraordinary Federal aid, the net General Fund operating variance was $69 million, although 2003-04 year-end results for a number of programs varied from the initial projections. In particular, even though the State economy rebounded modestly in 2003-04, the persistent effects of the national recession and a weak recovery continued to put pressure on the State’s social services programs to a greater extent than anticipated in the Enacted Budget Financial Plan. The actual number of people receiving Medicaid and welfare benefits during the year exceeded initial projections, driving additional Financial Plan costs. However, the positive impact of Federal aid, modestly higher tax receipts, and spending that came in below projections in other programs, were more than sufficient to offset the growth in social services costs.

All Governmental Funds receipts reached $99 billion in 2003-04, an increase of $10.91 billion (12.4 percent) from 2002-03. The increase reflects both gradually improving economic conditions and significant policy actions taken with the 2003-04 Enacted Budget. These actions included $4.20 billion in tobacco securitization proceeds as well as temporary increases in PIT rates and in the base and rate of the sales tax.

All Governmental Funds spending in 2003-04 was $97.43 billion, an increase of nearly $8.3 billion over 2002-03. The annual impact of payment deferrals, which had the effect of lowering 2002-03 spending by $1.9 billion and increasing 2003-04 spending by the same amount, accounted for $3.8 billion (46 percent) of the annual increase. Aside from the payment deferrals, Medicaid spending, driven mainly by caseload, utilization and inflationary pressures, increased by $1.8 billion, followed by growth in Federal education aid, State pension costs and pass-through aid related to the World Trade Center recovery efforts.

PIT net receipts for 2003-04 reached $24.1 billion, an increase of $352 million (1.5 percent) from 2002-03 due largely to a modestly improved economic environment and the first-year impact of the temporary three-year PIT increase enacted in 2003. The increase is partially offset by a $1.63 billion lower contribution from the Refund Reserve account. Net of Refund Reserve transactions, All Funds income tax receipts grew 8.8 percent over 2002-03 results.

PIT General Fund net receipts for 2003-04 reached $15.8 billion, a decrease of $1.02 billion (6.1 percent) from 2002-03. In addition to the changes reflected in All Funds net receipts, the deposit into the Revenue Bond Tax Fund (“RBTF”) was $14 million more than anticipated and the deposit into the School Tax Relief Fund (“STAR”) was $16 million less than anticipated. After adjustment for the impact of the acceleration of the $400 million in tobacco proceeds from 2004-05 to 2003-04, General Fund year-end results were $111 million (0.7%) less than anticipated in the Enacted Budget estimate. In addition to the changes reflected in All Funds net receipts, the deposits into the RBTF and STAR were $82 million and $19 million more, respectively, than anticipated in May 2003.

2002-03 Fiscal Year. After deferring $1.9 billion in planned spending to 2003-04, the State ended the 2002-03 fiscal year on March 31, 2003 with available General Fund cash resources of $1.01 billion. The General Fund cash balance at year-end totaled $815 million and the refund reserve account had $200 million in resources not budgeted for other purposes. The General Fund balance was comprised of $710 million in the TSRF, $20 million in the CRF, and $85 million in the Community Projects Fund. The closing fund balance excludes $627 million on deposit in the refund reserve account at the end of the 2002-03 fiscal year.

General Fund receipts and transfers from other funds totaled $37.4 billion in 2002-03, a decrease of $2.3 billion (6 percent) from the February Financial Plan forecast. The February Financial Plan had counted on $1.9 billion in revenues from the tobacco settlement sale. General Fund disbursements and transfers to other funds totaled $37.6 billion, a decrease of $2.2 billion (5 percent) from the February Financial Plan. The substantial decline resulted from the deferral of $1.9 billion in payments originally scheduled for 2002-03 and $253 million in one-time savings. After adjusting for the payment deferrals, General Fund disbursements would have totaled $39.5 billion in 2002-03 (a decrease of $1.7 billion or 4 percent from 2001-02 results).

2001-02 Fiscal Year. The State ended its 2001-02 fiscal year on March 31, 2002 in balance on a cash basis. There was no General Fund surplus reported by DOB. After year-end adjustments related to the refund reserve account, the closing balance in the General Fund was $1.03 billion, a decrease of $67 million from the 2000-01 fiscal year. Of this balance, $710 million was held in the TSRF (after a deposit of $83 million in fiscal year 2001-02), $157 million in the CRF, $159 million in the CPF, and $5 million in the Universal Pre-kindergarten Fund. The closing fund balance excludes $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year.

General Fund receipts, including transfers from other funds, totaled $41.4 billion for the 2001-02 fiscal year, an increase of $1.26 billion (3.3. percent) over fiscal year 2000-01 results. Receipts results for fiscal year 2001-02 reflect refund reserve transactions that had the effect of reducing personal income tax receipts in the 2001-02 fiscal year and increasing them in the 2002-03 fiscal year. In comparison to the 2001-02 Financial Plan projected in January 2002 (the January Financial Plan), receipts were $1.3 billion lower than projected. When the refund reserve is adjusted for the set-aside of $1.07 billion for economic uncertainties, General Fund receipts and transfers from other funds totaled $42.21 billion, a decrease of $225 million from the January Financial Plan (the January Financial Plan also adjusted the refund reserve for a projected deposit of $1.13 billion for economic uncertainties). The decrease of $225 million in receipts reflected lower-than-expected personal income and business tax collections due from 2001 tax year liability.

General Fund disbursements, including transfers to other funds, totaled $41.22 billion for the 2001-02 fiscal year, an increase of $1.52 billion (3.8 percent) for the 2000-01 fiscal year. In comparison to the January Financial Plan, disbursements were $233 million lower than projected. A portion of the lower amount of spending was attributable to the timing of payments and these payments are expected to occur in the 2002-03 fiscal year.

Debt Limits and Outstanding Debt. There are a number of methods by which the State of New York may incur debt. The State may issue general obligation bonds. Under the State Constitution, the State may not, with limited exceptions for emergencies, undertake long-term general obligation borrowing (i.e., borrowing for more than one year) unless the borrowing is authorized in a specific amount for a single work or purpose by the Legislature and approved by the voters. There is no constitutional limitation on the amount of long-term general obligation debt that may be so authorized and subsequently incurred by the State. However, the Debt Reform Act of 2000 (the “Debt Reform Act”) imposes statutory limitations on new State-supported debt outstanding, which apply to general obligations bonds as well as other State-supported bonds issued on and after April 1, 2000. The State Constitution also provides that general obligation bonds must be paid in equal annual installments or installments that result in substantially level or declining debt service payments, within 40 years after issuance, and beginning not more than one year after issuance of such bonds. General obligation housing bonds must be paid within 50 years after issuance, commencing no more than three years after issuance. However, the Debt Reform Act limits the maximum term of State-supported bonds, including general obligation bonds, to thirty years.

The Debt Reform Act implemented statutory initiatives intended to improve the State’s borrowing practices by imposing phased-in caps on new debt outstanding and new debt service costs. The Act also limited the use of debt to capital works and purposes only.

The cap on new State-supported debt outstanding began at 0.75 percent of personal income in 2000-01 and is gradually increasing until it is fully phased in at 4 percent of personal income in 2010-11. Similarly, the cap on new State-supported debt service costs began at 0.75 percent of total governmental funds receipts on 2000-01 and is gradually increasing until it is fully phased in at 5 percent in 2013-14.

The Debt Reform Act requires the limitations on the issuance of State-supported debt and debt services costs to be calculated by October 31st of each year and reported in the quarterly Financial Plan Update most proximate to October 31st of each year. If the calculations for new State-supported debt outstanding and debt service costs are less than the State-supported debt outstanding and debt service costs permitted under the Debt Reform Act, new State-supported debt may continue to be issued. However, if either the debt outstanding or the debt service cap is met or exceeded, the State would be precluded from contracting new State-supported debt until the next annual cap calculation is made and State-supported debt is found to be within the appropriate limitations. The DOB expects that the prohibition on issuing new State-supported debt if the caps are met or exceeded will provide an incentive to treat the debt caps as absolute limits that should not be reached, and therefore DOB intends to manage subsequent capital plans and issuance schedules under these limits.

On October 30, 2002, the State reported that it was in compliance with both debt caps, with new debt outstanding at 0.67 percent of personal income and new debt service at 0.36 percent of total governmental receipts. For the 2002-03 fiscal year, the debt outstanding and debt service caps were 1.65 percent each. The debt outstanding and debt service costs for the 2002-03 and 2003-04 fiscal years were also within the statutory caps.

The State has also enacted statutory limits on the amount of variable rate obligations and interest rate exchange agreements that authorized issuers of State-supported debt may enter into. The statute limits the use of debt instruments which result in a variable rate exposure (e.g., variable rate obligations and interest rate exchange agreements) to no more than 15 percent of total outstanding State-supported debt, and limits the use of interest rate exchange agreements to a total notional amount of no more than 15 percent of total outstanding State-supported debt. As of March 31, 2004, State-supported debt in the amount of $40.3 billion was outstanding, resulting in a variable rate exposure cap of approximately $6 billion and an interest rate exchange agreement cap of approximately $6 billion. As of March 31, 2004, there was approximately $1.9 billion, or 4.7 percent of total debt outstanding, in outstanding debt instruments resulting in net variable rate exposure. In addition, five issuers, Dormitory Authority of the State of New York, Urban Development Corporation, Housing Finance Agency (“HFA”), LGAC and the Thruway Authority have entered into $5.5 billion, or 13.6 percent of total debt outstanding, notional amount of interest rate exchange agreements. Thus, at March 31, 2004, both the amount of outstanding variable rate instruments resulting in a variable rate exposure and interest rate exchange agreements are less than the authorized totals of 15 percent of total outstanding State-supported debt.

The State may undertake short-term borrowings without voter approval (i) in anticipation of the receipt of taxes and revenues, by issuing tax and revenue anticipation notes, and (ii) in anticipation of the receipt of proceeds from the sale of duly authorized but unissued general obligation bonds, by issuing bond anticipation notes. The State may also, pursuant to specific constitutional authorization, directly guarantee certain obligations of the State of New York’s authorities and public benefit corporations (“Authorities”). The only current authorization provides for the State guarantee of the repayment of certain borrowings for designated projects of the New York State Job Development Authority. The State has never been called upon to make any direct payments pursuant to any such guarantees. Payments of debt service on New York State general obligation and New York State-guaranteed bonds and notes are legally enforceable obligations of the State of New York.

State Finance Law requires the Governor to submit a five-year Capital Program and Financing Plan (the “Capital Plan”) with the Executive Budget, and update the Capital Plan by the later of July 30 or 90 days after the enactment of the State Budget. The proposed 2005-06 through 2009-10 Capital Program and Financing Plan was released with the Executive Budget on January 18, 2005. Total capital spending is projected to be $33.9 billion across the five years of the Capital Plan, an average of $6.7 billion annually.

Over the Five-Year Plan, spending to support the State’s transportation infrastructure continues to account for the largest share, 56% of total spending. The balance of total spending will support other capital investments in the areas of education (13 percent), parks and the environment (9 percent), mental hygiene and public protection (8 percent), economic development and government oversight (9 percent) and health and social welfare, general government and other areas (5 percent).

Total debt outstanding is projected to rise from $41.3 billion in 2004-05 to $47.8 billion in 2009-10, or by an annual average of 3.0 percent. The projections of State borrowings are subject to change as market conditions, interest rates and other factors vary throughout the fiscal year.

In 2001, legislation was enacted to provide for the issuance by certain State authorities of State Personal Income Tax Revenue Bonds, which are expected to become the primary financing vehicle for a broad range of State-supported debt programs authorized to be secured by service contract or lease-purchase payments. These State Personal Income Tax Revenue Bonds are expected to reduce borrowing costs by improving the marketability and creditworthiness of State-supported obligations and by permitting the consolidation of multiple bonding programs to reduce administrative costs.

The legislation provides that 25 percent of personal income tax receipts (excluding refunds owed to taxpayers and deposits to STAR) be deposited to the RBTF for purposes of making debt service payments on these bonds, with excess amounts returned to the General Fund. In the event that (i) the State Legislature fails to appropriate amounts required to make all debt service payments on the State Personal Income Tax Revenue Bonds or (ii) having been appropriated and set aside pursuant to a certificate of the Director of the Budget, financing agreement payments have not been made when due on the bonds, the legislation requires that personal income tax receipts continue to be deposited to the RBTF until amounts on deposit in the Fund equal the greater of 25 percent of annual personal income tax receipts or $6 billion.

The State issued its first State Personal Income Tax Revenue Bonds (in an aggregate principal amount of $225 million) on May 9, 2002. As of March 31, 2004, approximately $3.3 billion of State Personal Income Tax Revenue Bonds have been issued and outstanding.

The State employs additional long-term financing mechanisms, lease-purchase and contractual-obligation financings, which involve obligations of public authorities or municipalities that are State-supported but are not general obligations of the State. Under these financing arrangements, certain public authorities and municipalities have issued obligations to finance the construction and rehabilitation of facilities or the acquisition and rehabilitation of equipment, and expect to meet their debt service requirements through the receipt of rental or other contractual payments made by the State.

Debt service payable to certain public authorities from State appropriations for such lease-purchase and contractual obligation financings may be paid from general resources of the State or from dedicated tax and other sources. Although these financing arrangements involve a contractual agreement by the State to make payments to a public authority, municipality or other entity, the State’s obligation to make such payments is generally expressly made subject to appropriation by the Legislature and the actual availability of money to the State for making the payments.

On January 13, 1992, S&P reduced its ratings on the State’s general obligation bonds from A to A- and, in addition, reduced its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On August 28, 1997, S&P revised its ratings on the State’s general obligation bonds from A- to A and revised its ratings on the State’s moral obligation, lease purchase, guaranteed and contractual obligation debt. On March 5, 1999, S&P affirmed its A rating on the State’s outstanding bonds. On March 10, 2000, S&P assigned its A+ rating on New York State’s long-term general obligations. On December 19, 2000, S&P assigned its AA rating on New York State’s long-term general obligations.

On January 6, 1992, Moody’s reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 28, 1994, Moody’s reconfirmed its A rating on the State’s general obligation long-term indebtedness. On March 20, 1998, Moody’s assigned the highest commercial paper rating of P-1 to the short-term notes of the State. On March 5, 1999, Moody’s affirmed its A2 rating with a stable outlook to the State’s general obligations. In June 2000, Moody’s revised its outlook on the State’s general obligations from stable to positive. On December 6, 2002, Moody’s changed its outlook on the State’s general obligation bonds from stable to negative but retained its A2 rating. On November 4, 2004 Moody’s raised its rating on the State’s general obligation bonds to A1.

On June 5, 2003, Fitch Ratings assigned its AA- rating on New York’s long-term general obligations.

New York State has never defaulted on any of its general obligation indebtedness or its obligations under lease-purchase or contractual-obligation financing arrangements and has never been called upon to make any direct payments pursuant to its guarantees.

Litigation. The legal proceedings listed below involve State finances and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are deemed to be material, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 2004-05 fiscal year or thereafter. The State will describe newly initiated proceedings which the State believes to be material, as well as any material and adverse developments in the listed proceedings, in updates or supplements to its Annual Information Statement.

Certain litigation pending against New York State or its officers or employees could have a substantial or long-term adverse effect on New York State finances. Among the more significant of these cases are those that involve (1) the validity of agreements and treaties by which various Indian tribes transferred title to New York State of certain land in central and upstate New York; (2) certain aspects of New York State’s Medicaid policies, including its rates, regulations and procedures; (3) a challenge to the Governor’s application of his constitutional line item veto authority; (4) a challenge to the funding for New York City public schools; (5) the Governor seeking a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills violated the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other bills prior to taking action on the appropriation bills submitted by the Governor; and (6) the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation.

Adverse developments in the proceedings described above, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 2004-05 Financial Plan. The State believes that the 2004-05 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2004-05 fiscal year. These reserves include (but are not limited to) amounts appropriated for Court of Claims payments and projected fund balances in the

General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2004-05 Financial Plan resources available for the payment of judgments, and could therefore affect the ability of the State to maintain a balanced 2004-05 Financial Plan.

Ongoing litigation challenging the use of proceeds resulting from the conversion of Empire from a not-for-profit corporation to a for-profit corporation could result in a loss of resources in 2004-05 for both the General Fund and Health Care Workforce Recruitment & Retention Act of 2002 (“HCRA”). Pursuant to court order, all proceeds are currently being held in escrow by the State Comptroller until a judgment is rendered. The current HCRA Plan, which expires on June 30, 2005, counts on a total of $1.2 billion in conversion proceeds, including planned proceeds from future sales. In addition, another $200 million in conversion proceeds is expected to finance Medicaid costs in the General Fund in 2004-05. Availability of these resources depends on successful resolution of the litigation or release of the moneys currently held in escrow. The General Fund is required to finance any shortfall in HCRA up to the payment that would have been received by HCRA absent the securitization of tobacco proceeds. In addition, a statutory loan repayment provision requires the General Fund to provide up to $200 million to cover any additional HCRA shortfall.

In Campaign for Fiscal Equity, Inc. (CFE) et al. v. State, et al. (Supreme Court, New York County), plaintiffs challenge the State’s method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State’s public school financing system violates article 11, section 1 of the State Constitution and Title VI of the Federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.

This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the Federal and State constitutions and Title VI of the Federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.

By decision dated January 9, 2001, following trial, the trial court held that the State’s education funding mechanism does not provide New York City students with a “sound basic education” as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court’s decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.

By decision dated June 26, 2003, the Court of Appeals reversed that portion of the June 25, 2002 decision and order of the Appellate Division, First Department relating to the claims arising under the State Constitution. The Court held that the weight of the credible evidence supported the trial court’s conclusion that New York City schoolchildren were not receiving the constitutionally mandated opportunity for a sound basic education and further held that the plaintiffs had established a causal link between the present education funding system and the failure to provide said sound basic education. The Court remitted the case to the trial court for further proceedings in accordance with its decision.

On August 3, 2004, the Supreme Court, New York County, referred this case to a panel of three referees. On November 30, 2004, the panel issued its report and recommendations. It recommended that the District Court direct the State to pay to New York City schools a total of $14.08 billion over the next four years in additional operations funding and $9.179 billion over the next five years for capital improvements.

DOB continues to assume the entire outyear value of video lottery terminals (“VLT”) is reserved to help finance compliance with the CFE court case. Under an expansion plan proposed by the Governor in the 2004-05 Executive Budget, receipts from VLTs were expected to be $950 million in 2005-06. This plan was not enacted by the Legislature. Eight VLT facilities were authorized under the current law, but two major facilities located at Yonkers and Aqueduct Raceways have not yet begun operations. These two facilities were expected to produce the majority of the VLT receipts under current law. In July 2004, the Appellate Division of the Court of Appeals upheld the constitutionality of VLTs as a lottery providing education funding. However, the decision stated that certain allocation provisions within the statute allowing VLTs were considered unconstitutional.

While the order of the Court allows current VLT facilities to continue operations, development of the Yonkers and Aqueduct projects has been deferred pending the outcome of litigation at the Court of Appeals.

On November 23, 1998, the attorneys general for 46 states (including New York) entered into a master settlement agreement (“MSA”) with the nation’s largest tobacco manufacturers. Under the terms of the MSA, the states agreed to release the manufacturers from all smoking-related claims in exchange for specified payments and the imposition of restrictions on tobacco advertising and marketing. New York is projected to receive $25 billion over 25 years under the MSA, with payments apportioned among the State (51 percent), counties (22 percent), and New York City (27 percent). The projected payments are an estimate and subject to adjustments for, among other things, the annual change in the volume of cigarette shipments and the rate of inflation.

In Freedom Holdings Inc. et al. v. Spitzer et ano., two cigarette importers brought an action in 2002 challenging portions of laws enacted by the State under the 1998 MSA that New York and many other states entered into with the major tobacco manufacturers. The initial complaint alleged: (1) violations of the Commerce Clause of the United States Constitution; (2) the establishment of an “output cartel” in conflict with the Sherman Act; and (3) selective nonenforcement of the laws on Native American reservations in violation of the Equal Protection Clause of the United States Constitution. The United States District Court for the Southern District of New York granted defendants’ motion to dismiss the complaint for failure to state a cause of action. In an opinion decided January 6, 2004, the United States Court of Appeals for the Second Circuit (1) affirmed the dismissal of the Commerce Clause claim; (2) reversed the dismissal of the Sherman Act claim; and (3) remanded the selective enforcement claim to the District Court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related state statutes) primarily on preemption grounds, and the plaintiff’s sought preliminary injunctive relief. On September 14, 2004, the District Court denied all aspects of the plaintiff’s motion for a preliminary injunction except that portion of the motion seeking to enjoin enforcement of Chapter 666 of the Laws of 2003, which limits the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs have appealed from the denial of the remainder of the motion to the United States Court of Appeals for the Second Circuit.

In Local Government Assistance Corporation et al. v. Sales Tax Asset Receivable Corporation and The City of New York (Supreme Court, Albany County), the petitioners challenge, inter alia, the constitutionality of Public Authorities Law section 3238-a, which requires LGAC to annually transfer $170 million to The City of New York. Section 3238-a was enacted in 2003 as part of legislation authorizing the refinancing of debt incurred by the Municipal Assistance Corporation (the “MAC Refinancing Act”). By decision and order dated September 17, 2003, the court held that the MAC Refinancing Act was constitutional. Petitioners have appealed from the decision and order to the Appellate Division, Third Department. By decision and order entered August 27, 2003, the Appellate Division, Third Department granted a preliminary injunction restraining defendants, inter alia, from issuing any bonds pursuant to the MAC Refinancing Act pending appeal.

By memorandum and order entered March 4, 2004, the Appellate Division, Third Department, held that, to the extent that Public Authorities Law section 3240 exempted payments made pursuant to Public Authorities Law 3238-a from the necessity of annual legislative appropriations, it violated the provisions of article VII, section 11 of the New York State Constitution. The Appellate Division then severed the offending portion of section 3240 and upheld the constitutionality of the remainder of the MAC Refinancing Act. Both parties have appealed from the March 4, 2004 memorandum and order to the Court of Appeals.

By opinion dated May 13, 2004, the Court of Appeals modified the order of the Appellate Division, Third Department, by reinstating the September 17, 2003 order of the Supreme Court and as so modified, affirmed.

In Silver v. Pataki, the Speaker of the Assembly of the State of New York challenges the Governor’s application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant’s motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument. By decision entered December 11, 2003, the Appellate Division, First Department, affirmed the decision of the Supreme Court, New York County, dismissing the complaint. Plaintiff has appealed this decision to the Court of Appeals. By decision dated December 16, 2004, the Court of Appeals affirmed the decision of the Appellate Division, First Department.

In Dalton, et al. v. Pataki, et al. and Karr v. Pataki, et al., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, parts B, C and D of Chapter 383 of the Laws of 2001, which respectively authorize (1) the governor to enter into tribal-state compacts for the operation by Indian tribes of gambling casinos in certain areas of the State, (2) the Division of the Lottery to license the operation of VLT at certain race tracks in the State and (3) the Division of the Lottery to enter into a joint, multi-jurisdiction and out-of-state lottery.

Plaintiffs also seek to enjoin defendants from taking any action to implement the provisions of Chapter 383.

By opinion and order entered July 7, 2004, the Appellate Division, Third Department, upheld the constitutionality of tribal-state compacts and the joint, multi-jurisdiction and out of State Lottery. The Appellate Division held that the statute authorizing the Division of the Lottery to license the operation of VLTs at certain racetracks in the State violated the provisions of the State Constitution that require the net proceeds of State-operated lotteries be applied exclusively to or in aid or support of education in this State as the Legislature may prescribe. The State, certain other defendants, and the plaintiffs in both Dalton, et al. v. Pataki, et al and Karr v. Pataki, et al. have appealed from this order.

In Pataki v. New York State Assembly, et al., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly.

By decision and order dated November 7, 2001, the Supreme Court, Albany County, granted the State Comptroller’s motion to dismiss this action as against the Comptroller. The plaintiff has appealed from that order. By decision and order dated January 17, 2003, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills an unconstitutional violation of article VII of the State Constitution and denied defendants cross-motions for summary judgment. Defendants appealed from the January 17, 2002 order to the Appellate Division, Third Department.

By opinion and order dated April 22, 2004, the Appellate Division, Third Department, affirmed the decision and order of the Supreme Court, Albany County. Defendants have appealed from this opinion and order to the Court of Appeals. By decision dated December 16, 2004, the Court of Appeals affirmed the opinion and order of the Appellate Division, Third Department.

Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al., v. DeBuono, et al., St. Luke’s Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono, et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

In a decision dated June 3, 2003, involving seven consolidated cases (Matter of St. James Nursing Home v. DeBuono), the Supreme Court, Albany County, partially granted petitioners claims that the State violated the procedural requirements of the Boren Amendment and directed the State to recalculate the Medicaid rates associated with State Plan Amendment 95-23. The court dismissed petitioners’ claims as to the Medicaid rates associated with State Plan Amendments 95-24 and 96-24. The State has appealed from this decision. In a decision and order dated November 18,

2004, the Appellate Division, Third Department, affirmed the judgment of the Supreme Court, Albany County.

In a related case, Charles T. Sitrin Health Care Center, Inc., et al. v. SONY, et al., plaintiffs seek judgments declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to the HCRA, which impose a 6 percent assessment on nursing home gross receipts from patient care services and operating income. In a decision dated April 24, 2003, the Supreme Court, Oneida County, granted summary judgment to defendants dismissing this case. In light of the decision dismissing Sitrin, the plaintiffs in New York Association of Homes and Services for the Aging, Inc. v. Novello, et al., have discontinued the case.

In Consumers Union of U.S., Inc. v. State, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the “public asset fund” to be used for the purpose set forth in § 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002.

By decision and order dated May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff’s original complaint but also affirmed the denial of defendants’ motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have moved in the Appellate Division for leave to appeal to the Court of Appeals.

In the Canadian St. Regis Band of Mohawk Indians case, plaintiffs seek ejectment and monetary damages with respect to their claim that approximately 15,000 acres in Franklin and St. Lawrence Counties were illegally transferred from their predecessors-in-interest. By decision dated July 28, 2003, the District Court granted, in most respects, a motion by plaintiffs to strike defenses and dismiss counterclaims contained in defendants’ answers. By decision dated October 20, 2003, the District Court denied the State’s motion for reconsideration of that portion of the July 28, 2003 decision which struck a counterclaim against the United States for contribution. On November 29, 2004, the plaintiff tribal entities, with one exception, approved a settlement proposed by the State, which would require enactment of State and Federal legislation to become effective.

On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the Federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

On December 7, 2004, settlement agreements were signed between the State, the Oneidas of Wisconsin and the Stockbridge-Munsee Tribe, which would in part require the passage of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. The agreements contemplate the extinguishment of all Oneida and other Indian claims in the tract at issue in this litigation. Although the agreements provide for monetary payment, transfers of lands and other consideration to non-signatory tribal plaintiffs, these agreements have not been signed by the United States, the Oneidas of New York, the Oneida of the Thames Band or the New York Brothertown.

In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the Federal government’s motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs $211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit.

Following argument of the appeal, the Second Circuit requested that the parties brief the Court on the impact of any eventual decision by the United States Supreme Court in City of Sherrill v. Oneida Indian Nation of New York, et al., a case to which the State is not a named party, involving the issue of whether parcels of land recently acquired by the Oneida Indian Nation of New York within the 1788 reservation boundaries are subject to local property taxation. On October 1, 2004, the State filed an action in the District Court for the Northern District Court under the Federal Tort Claims Act, seeking contribution from the United States toward the $248 million judgment and post-judgment interest. The State and the United States have agreed to stay this litigation pending a decision in the Sherrill case.

Settlements were signed on by the Governor of the State with the Chief of the Seneca-Cayuga Tribe of Oklahoma on November 12, 2004 and with the Cayuga Indian Nation of New York on November 17, 2004 which would, in part, require enactment of State and Federal legislation to become effective. Such legislation must be enacted by September 1, 2005 unless the parties agree to an extension of time. These agreements provide for differential payments to be made to the plaintiff tribes, based upon the outcome of the appeal now pending in the Second Circuit.

Authorities. The fiscal stability of New York State is related, in part, to the fiscal stability of its Authorities, which generally have responsibility for financing, constructing and operating revenue-producing public benefit facilities. Authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself, and may issue bonds and notes within the amounts of, and as otherwise restricted by, their legislative authorization. The State’s access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related.

Authorities are generally supported by revenues generated by the projects financed or operated, such as fares, user fees on bridges, highway tolls and rentals for dormitory rooms and housing. In recent years, however, New York State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service. This operating assistance is expected to continue to be required in future years. In addition, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements. However, in the event that such local assistance payments are so diverted, the affected localities could seek additional State funds.

For purposes of analyzing the financial condition of the State, debt of the State and of certain public authorities may be classified as State-supported debt, which includes general obligation debt of the State and lease-purchase and contractual obligations of public authorities (and municipalities) where debt service is paid from State appropriations (including dedicated tax sources, and other revenues such as patient charges and dormitory facilities rentals). In addition, a broader classification, referred to as State-related debt, includes State-supported debt, as well as certain types of contingent obligations, including moral obligation financings, certain contingent contractual-obligation financing arrangements, and State-guaranteed debt described above, where debt service is expected to be paid from other sources and State appropriations are contingent in that they may be made and used only under certain circumstances.

New York City and Other Localities. The fiscal health of the State may also be affected by the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the city’s ability to balance its budget and meet its cash requirements. The State may also be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market their securities successfully in the public credit markets.

On September 11, 2001, two hijacked passenger jetliners flew into the World Trade Center, resulting in a substantial loss of life, destruction of the World Trade Center and damage to other buildings in the vicinity. Trading on the major New York stock exchanges was suspended until September 17, 2001, and business in the financial district was interrupted. Recovery, clean up and repair efforts have resulted in substantial expenditures. The City has been largely reimbursed by the federal government for all of its direct costs for response and remediation of the World Trade Center site. In addition, the State authorized the New York City Transitional Finance Authority (“TFA”) to have $2.5 billion of bonds and notes to pay costs related to or arising from the September 11 attack, of which the TFA currently has outstanding approximately $2 billion. It is not possible to quantify at present with any certainty the long-term impact of the September 11 attach on the City and its economy.

The City has achieved balanced operating results for each of its fiscal years since 1981 as measured by the GAAP standards in force at that time. The City prepares a four-year financial plan annually and updates it periodically, and prepares a comprehensive annual financial report each October describing its most recent fiscal year.

In 1975, New York City suffered a fiscal crisis that impaired the borrowing ability of both the City and New York State. In that year, the City lost access to the public credit markets. The City was not able to sell short-term notes to the public again until 1979. In 1975, S&P suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from S&P.

On July 2, 1985, S&P revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On February 3, 1998 and again on May 27, 1998, S&P assigned a BBB+ rating to the City’s general obligation debt and placed the ratings on CreditWatch with positive implications. On March 9, 1999, S&P assigned its A- rating to Series 1999H of New York City general obligation bonds and affirmed the A- rating on various previously issued New York City bonds. On November 27, 2002, S&P changed its outlook for the City’s general obligation debt to “negative” from “stable” but maintained its single-A rating.

Moody’s ratings of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On February 25, 1998, Moody’s upgraded approximately $28 billion of the City’s general obligations from Baa1 to A3. On June 9, 1998, Moody’s affirmed its A3 rating to the City’s general obligations and stated that its outlook was stable. In August 2000, Moody’s upgraded approximately $26 billion of the City’s general obligations from A3 to A2. On September 19, 2001, as a result of the attacks of September 11th, Moody’s changed the outlook on the City’s bonds from stable to uncertain. Shortly thereafter, on November 16, 2001, this outlook was changed again by Moody’s from uncertain to negative. On January 28, 2004, Moody’s upgraded its outlook on the City’s bonds from negative to stable in light of the City’s improving economy and revenue picture.

On March 8, 1999, Fitch IBCA upgraded New York City’s $26 billion outstanding general obligation bonds from A- to A. Subsequent to that time, the City’s general obligation bonds have been upgraded to A+.

In response to the City’s fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the MAC Refinancing Act to provide financing assistance to the City; the New York State Financial Control Board (the “Control Board”) to oversee the City’s financial affairs; and the Office of the State Deputy Comptroller for the City of New York to assist the Control Board in exercising its powers and responsibilities. A “control period” existed from 1975 to 1986, during which the City was subject to certain statutorily-prescribed fiscal controls. The Control Board terminated the control period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or “substantial likelihood and imminence” of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City’s Financial Plan. The City’s Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City’s projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments (such as the World Trade Center attack) and changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

For the 2004 fiscal year, the City’s General fund had an operating surplus of $1.928 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2004 fiscal year is the twenty-fourth consecutive year that the City has achieved an operating surplus, before discretionary and other transfers, and balanced operating results. after discretionary and other transfers.

Before providing for prepayments and increased appropriations to the Budget Stabilization Account and before implementation of the City’s Gap Closing Program, the City of New York’s Financial Plan for fiscal years 2005-2009 projects a budget surplus of $911 million for 2005, and budget gaps of $3.1 billion, $4.5 billion and $4.0 billion in 2006, 2007 and 2008, respectively. To achieve a balanced budget for 2006 and reduce projected gaps for 2007 and 2008, a gap closing program has been developed. Program actions within the city’s control include an agency program which reduces spending or increases revenues totaling $423 million, $506 million, $350 million and $349 million in 2005, 2006, 2007 and 2008 respectively; debt service savings of $10 million and $85 million in 2005 and 2006; and asset sales of $85 million in 2005. The program also includes initiatives requiring state action of $500 million, $200 million and $100 million in fiscal years 2006, 2007 and 2008 and federal action of $250 million in 2006. Additionally, there is a reduction of $325 million in pension and health insurance costs in 2006 and $200 million in 2007. Implementation of this plan will leave remaining gaps of $3.7 billion in fiscal year 2007, $3.6 billion in fiscal year 2008 and $3.2 billion in fiscal year 2009.

New York City is heavily dependent on New York State and Federal assistance to cover insufficiencies in its revenues. There can be no assurance that in the future Federal and State assistance will enable the City to make up any potential future budget deficits. Although the City has consistently maintained balanced budgets and is projected to achieve balanced operating results for the current fiscal year, there can be no assurance that the gap-closing actions proposed in its Financial Plan can be successfully implemented or that the City will maintain a balanced budget in future years without additional State aid, revenue increases or expenditure reductions. Additional tax increases and reductions in essential City services could adversely affect the City’s economic base.

The projections set forth in the City’s Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City’s ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation to take actions to offset reduced revenues, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City’s infrastructure and other capital needs and to refinance existing debt, as well as to finance seasonal needs and recovery costs related to the World Trade Center. In recent years, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. To prevent disruptions in the capital program, two actions were taken to increase the City’s capital financing capacity: (i) the State Legislature created the TFA in 1997, and (ii) in 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues. The City expects that these actions, combined with the City’s remaining capacity, will provide sufficient financing capacity to continue its capital program through City fiscal year 2011.

The City Comptroller and other agencies and public officials have issued reports and made public statements which, among other things, state that projected revenues and expenditures may be different from those forecast in the City’s financial plans. It is reasonable to expect that such reports and statements will continue to be issued and to engender public comment.

Certain localities, in addition to the City, have experienced financial problems and have requested and received additional New York State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional assistance is not included in the State’s projections of its receipts and disbursements for the fiscal year.

Municipalities and school districts have engaged in substantial short-term and long-term borrowings. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding.

From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the Authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds. The policies and procedures provide that the Trust and its service providers will only disclose information concerning securities held in the Trust’s portfolios under the following circumstances: (i) in a manner consistent with the Trust’s Portfolio Information Distribution Guidelines which ensure that the Funds’ asset and return information, portfolio characteristics and portfolio holdings are made available to the Funds’ shareholders, prospective shareholders and third parties (such as consultants, intermediaries and third party data providers) contemporaneously as soon as such data is released after a month-end (no earlier than 5 days after a month-end for month-end portfolio characteristics and no earlier than 10 days after a month-end for money market portfolio reviews, money market performance reports and portfolio holding descriptions); (ii) the Trust or its Adviser or Co-Administrators may disclose the Trust’s portfolio securities holdings to selected third parties (such as the providers of auditing, custody and legal services) when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

The policies and procedures also provide that any information about portfolio holdings that may be disclosed to a selected third party for a legitimate business purpose must be kept confidential by such third party, and such third party must not trade on such information. Additionally, the policies and procedures prohibit the Trust, a service provider and any of their affiliated persons (as that term is defined in the 1940 Act) from receiving compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

The policies and procedures provide that senior officers of BIMC (i.e., a Managing Director or higher) may authorize the disclosure of the Trust’s portfolio securities as is consistent with these policies and procedures.

In order to seek to ensure that the disclosure of the Trust’s portfolio characteristics and holdings is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the policies and procedures provide that the disclosure of any of the Trust’s portfolio characteristics and holdings for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure. This requirement will not apply to the disclosure of the Trust’s portfolio securities to its Adviser, Co-Adminstrators, auditors, custodian and legal counsel, or to a rating or ranking organization, or as otherwise provided in the policies and procedures.

The policies and procedures provide that the Board will receive quarterly reports from BIMC stating whether disclosures were made in compliance with the policies and procedures during the previous quarter, and if so, the report shall describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

The following is a complete list of investment limitations and policies applicable to each of the Funds or, as indicated below, to specific Funds, that may not be changed without the affirmative votes of the holders of a majority of each Fund’s outstanding shares (as defined below under “Miscellaneous”):

1. A Fund may not borrow money or issue senior securities except to the extent permitted under the 1940 Act.

2. A Fund may not act as an underwriter of securities. A Fund will not be an underwriter for purposes of this limitation if it purchases securities in transactions in which the Fund would not be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. A Fund may not make loans. The purchase of debt obligations, the lending of portfolio securities and the entry into repurchase agreements are not treated as the making of loans for purposes of this limitation.

4. A Fund may not purchase or sell real estate. The purchase of securities secured by real estate or interests therein are not considered to be a purchase of real estate for the purposes of the limitation.

5. A Fund may not purchase or sell commodities or commodities contracts.

6. A Fund may, notwithstanding any other fundamental investment limitations, invest all of its assets in a single open-end investment company or series thereof with substantially the same investment objectives, restrictions and policies as the Fund.

7. TempFund, TempCash, MuniFund and MuniCash: A Fund may not purchase the securities of any issuer if as a result more than 5% of the value of the Fund’s assets would be invested in the securities of such issuer except that up to 25% of the value of the Fund’s assets may be invested without regard to this 5% limitation.

8. TempFund: TempFund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills, other obligations issued or guaranteed by the federal government, its agencies and instrumentalities, certificates of deposit, and bankers’ acceptances and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy. The Fund interprets the exception for “certificates of deposit, and bankers’ acceptances” in this fundamental policy to include other similar obligations of domestic banks.

9. TempCash: TempCash may not purchase any securities which would cause, at the time of purchase, less than 25% of the value of its total assets to be invested in obligations of issuers in the financial services industry or in obligations, such as repurchase agreements, secured by such obligations (unless the Fund is in a temporary defensive position) or which would cause, at the time of purchase, 25% or more of the value of its total assets to be invested in the obligations of issuers in any other industry, provided that (a) there is no limitation with respect to investments in U.S. Treasury Bills and other obligations issued or guaranteed by the federal government, its agencies and instrumentalities and (b) neither all finance companies, as a group, nor all utility companies, as a group, are considered a single industry for purposes of this policy.

10. California Money Fund and New York Money Fund: Each of these Funds may not purchase any securities which would cause 25% or more of the Fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions.

11. MuniCash and MuniFund: Under normal circumstances, the Funds may not invest less than 80% of their respective net assets, plus the amount of any borrowings for investment purposes, in a broad range of Municipal Obligations, the income from which, in the opinion of issuers’ bond counsel or, in the case of derivative securities, sponsor’s counsel, is exempt from regular federal income tax. In the alternative, at least 80% of the income distributed by these Funds will be exempt, in the opinion of issuers’ bond or in the case of derivative securities, sponsor’s counsel, from regular federal income tax.

The following is a list of non-fundamental investment limitations applicable to each of the Funds or, as indicated below, to specific Funds. Unlike a fundamental limitation, a non-fundamental investment limitation may be changed without the approval of shareholders.

1. A Fund may not acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted by the 1940 Act.

2. TempFund, TempCash, MuniFund, MuniCash, California Money Fund and New York Money Fund: The Fund may not invest more than 10% of the value of the Fund’s total assets in illiquid securities, which may be illiquid due to legal or contractual restrictions on resale or the absence of readily available market quotations.

3. California Money Fund and New York Money Fund: The Funds may not invest less than 80% of their respective assets in securities the interest of which is exempt from federal income taxes, except during defensive periods or during periods of unusual market conditions.

4. FedFund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a portfolio consisting of U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements relating to such obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 4 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

5. Federal Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in obligations issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities thereof, the interest income from which, under current law, generally may not be subject to state income tax by reason of federal law. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 5 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

6. Treasury Trust Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in direct obligations of the U.S. Treasury, such as bills, notes and trust receipts. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 6 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

7. T-Fund: Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in U.S. Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations. The Board of Trustees may change the policies set forth in this non-fundamental investment limitation No. 7 without a vote of the shareholders of the Fund as long as shareholders are given 60 days’ prior notice of the change.

8. TempFund: Securities purchased by the Fund (or the issuers of such securities) will be First Tier Eligible Securities, which are rated at the time of the purchase in the highest rating category by either S&P or Moody’s, and will be rated in the highest rating category by any other NRSRO that rates such security (or its issuer).

*        *        *

For purposes of measuring limitations on investments in a single industry, asset-backed securities will be classified according to the underlying assets securing such securities.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

In General

Information on how to purchase and redeem each Fund’s shares is included in the applicable Prospectuses. The issuance of shares is recorded on a Fund’s books, and share certificates are not issued unless expressly requested in writing. Certificates are not issued for fractional shares.

The regulations of the Comptroller of the Currency provide that funds held in a fiduciary capacity by a national bank approved by the Comptroller to exercise fiduciary powers must be invested in accordance with the instrument establishing the fiduciary relationship and local law. The Trust believes that the purchase of shares of the Funds by such national banks acting on behalf of their fiduciary accounts is not contrary to applicable regulations if consistent with the particular account and proper under the law governing the administration of the account.

Prior to effecting a redemption of shares represented by certificates, PFPC, the Trust’s transfer agent, must have received such certificates at its principal office. All such certificates must be endorsed by the redeeming shareholder or accompanied by a signed stock power, in each instance the signature must be guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, credit union, broker, dealer, municipal securities broker or dealer, government securities broker or dealer, national securities exchanges, registered securities associations, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Signature Program (MSP) and the New York Stock Exchange, Inc. Medallion Securities Program. Signature guarantees that are not part of these programs will not be accepted. A Fund may require any additional information reasonably necessary to evidence that a redemption has been duly authorized.

Under the 1940 Act, a Fund may suspend the right of redemption or postpone the date of payment upon redemption: (i) for any period during which the New York Stock Exchange (“NYSE”) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted; (ii) for any period during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable; or (iii) or for such other periods as the SEC may permit. A Fund may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.

In addition, if, in the opinion of the Trustees of the Trust, ownership of shares has or may become concentrated to an extent which would cause a Fund to be deemed a personal holding company, a Fund may compel the redemption of, reject any order for or refuse to give effect on the books of a Fund to the transfer of a Fund’s shares in an effort to prevent that consequence. A Fund may also redeem shares involuntarily if such redemption appears appropriate in light of a Fund’s responsibilities under the 1940 Act or otherwise. If the Trust’s Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, a Fund may make payment wholly or partly in securities or other property. In certain instances, a Fund may redeem shares pro rata from each shareholder of record without payment of monetary consideration.

Any institution purchasing shares on behalf of separate accounts will be required to hold the shares in a single nominee name (a “Master Account”). Institutions investing in more than one of the portfolios, or classes of shares, must maintain a separate Master Account for each Fund’s class of shares. Institutions may also arrange with PFPC for certain sub-accounting services (such as purchase, redemption, and dividend record keeping). Sub-accounts may be established by name or number either when the Master Account is opened or later.

The Funds have not entered into arrangements with any person permitting frequent purchases and redemptions of Fund shares.

Net Asset Value

Net asset value per share of each share in a particular Fund is calculated by adding the value of all portfolio securities and other assets belonging to a Fund, subtracting the Fund’s liabilities, and dividing the result by the number of outstanding shares in the Fund. “Assets belonging to” a Fund consist of the consideration received upon the issuance of Fund shares together with all income, earnings, profits and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets not belonging to a particular portfolio. Assets belonging to a Fund are charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust allocated on a daily basis in proportion to the relative net assets of each of the portfolios.

Determinations made in good faith and in accordance with generally accepted accounting principles by the Board of Trustees as to the allocation of any assets or liabilities with respect to a Fund are conclusive. The expenses that are charged to a Fund are borne equally by each share of the Fund, and payments to Service Organizations are borne solely by the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares, respectively.

In computing the net asset value of its shares for purposes of sales and redemptions, each Fund uses the amortized cost method of valuation pursuant to Rule 2a-7. Under this method, a Fund values each of its portfolio securities at cost on the date of purchase and thereafter assumes a constant proportionate accretion of any discount or amortization of any premium until maturity of the security. As a result, the value of a portfolio security for purposes of determining net asset value normally does not change in response to fluctuating interest rates. While the amortized cost method seems to provide certainty in portfolio valuation, it may result in valuations of a Fund’s securities which are higher or lower than the market value of such securities.

In connection with its use of amortized cost valuation, each Fund limits the dollar-weighted average maturity of its portfolio to not more than 90 days and does not purchase any instrument with a remaining maturity of more than 13 months (with certain exceptions). The Board of Trustees has also established procedures, pursuant to rules promulgated by the SEC, that are intended to stabilize each Fund’s net asset value per share for purposes of sales and redemptions at $1.00. Such procedures include the determination, at such intervals as the Board deems appropriate, of the extent, if any, to which a Fund’s net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, should be initiated. If the Board believes that the amount of any deviation from a Fund’s $1.00 amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten a Fund’s average portfolio maturity, redeeming shares in kind, reducing or withholding dividends, or utilizing a net asset value per share determined by using available market quotations.

MANAGEMENT OF THE FUNDS

Trustees and Officers

The business and affairs of the Trust are managed under the direction of the Board of Trustees. The Trustees and executive officers, their addresses, ages, principal occupations during the past five years and other affiliations are as follows:

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustee

Ralph L. Schlosstein* Age: 53	Trustee, Chairman and President	Since 2001	President and Director, BlackRock, Inc.; Trustee: Visiting Board of Overseers of John F. Kennedy School of Government of Harvard University; Financial Institutions Center of The Wharton School of the University of Pennsylvania; American Museum of Natural History; Trinity School; New Visions for Public Education; Board of Advisors, Marujupu LLC.	62	Director and Chairman, BlackRock Family of Closed-End Funds; Director Anthracite Capital, Inc.

Disinterested Trustees

G. Nicholas Beckwith, III Age: 59	Trustee	Since 1999	Chairman, President and Chief Executive Officer, Beckwith Machinery Company; Chairman of the Board of Directors, University of Pittsburgh Medical Center Health System; Board of Visitors, University of Pittsburgh School of Medicine; Board of Directors: Shadyside Hospital Foundation; Beckwith Institute for Innovation in Patient Care; UPMC Rehabilitation Hospital; Brown University’s Corporation Committee on Biomedical Affairs; Member: Brown University President’s Leadership Council; Trustee, Claude Worthington Benedum Foundation; Chatham College; University of Pittsburgh; Shadyside Academy; and Beckwith Family Foundation.	10

Jerrold B. Harris Age: 62	Trustee and Vice Chairman of the Governance Committee	Since 1999	Until September 1, 1999, President and Chief Executive Officer, VWR Scientific Products Corp.; Trustee, Ursinus College.	10	.

Rodney D. Johnson Age: 63	Trustee and Chairman of the Governance Committee	Since 1999	President, Fairmount Capital Advisors, Inc.; Director, Fox Chase Cancer Center; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia.	10

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Joseph P. Platt, Jr. Age: 57	Trustee	Since 1999	Partner, Amarna Partners (private investment company); Chairman of the Board, Restaurant Insurance Holding; Director, Jones & Brown (Canadian insurance broker) formerly, Director, Palmer and Gay (U.S. insurance broker); Director and Executive Vice President, Johnson & Higgins.	10

Robert C. Robb, Jr. Age: 59	Trustee	Since 1999	Partner, Lewis, Eckert, Robb & Company (management and financial consulting firm); former Trustee, EQK Realty Investors; former Director, Tamaqua Cable Products Company; former Director, Brynwood Partners; former Director, PNC Bank.	10

Kenneth L. Urish Age: 54	Trustee and Chairman of the Audit Committee	Since 1999	Managing Partner, Urish Popeck & Co. LLC (certified public accountants and consultants); External Advisory Board, The Pennsylvania State University Accounting Department; Trustee, The Holy Family Foundation; Director, Western Pennsylvania Montessori School; AlphaSource Procurement Systems, LP.	10

Frederick W. Winter Age: 60	Trustee	Since 1999	Dean, Joseph M. Katz School of Business – University of Pittsburgh (since 1997).	10	Director, Alkon Corporation (1992-present); Director of Indotronix International (2003-present).

Executive Officers

Paul Audet BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 51	Treasurer	Since 2001	Managing Director and Chief Financial Officer, BlackRock, Inc. (since 1998); Treasurer, BlackRock Funds (since 2002).

Ellen L. Corson PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809 Age: 40	Assistant Treasurer	Since 2001	Senior Director and Vice President of Fund Accounting and Administration, PFPC Inc. (since 2003) Vice President and Director of Mutual Fund Accounting and Administration, PFPC Inc. (1997 to 2003).

Name, Address and Age[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[3] Overseen by Trustee	Other Directorships Held by Trustee
Brian P. Kindelan BlackRock Advisors, Inc. 100 Bellevue Parkway Wilmington, DE 19809 Age: 45	Secretary	Since March, 2005	Director and Senior Counsel (since January 2001), and Vice President and Senior Counsel (1998-2000).

Edward Baer BlackRock Inc. 40 E. 52nd Street New York, NY 10022 Age: 36	Assistant Secretary	Since March, 2005	Director and Senior Counsel, BlackRock, Inc. since 2004; Associate, Willkie Farr & Gallagher LLP (law firm) (2000 to 2004); Associate, Morgan Lewis & Bockius LLP (law firm) (1995 to 2000).

Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103 Age: 45	Assistant Secretary	Since March, 2005	Partner, Drinker Biddle & Reath LLP (law firm).

Bart Battista BlackRock, Inc. 40 E. 52nd Street New York, NY 10022 Age: 45	Chief Compliance and Anti-Money Laundering Officer	Since September 2004	Managing Director (since 2003), Chief Compliance Officer and Anti-Money Laundering Compliance Officer (since 2004), BlackRock, Inc. (since 1998).

[1]	Each Trustee may be contacted by writing to the Trustee, c/o BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809; Attn: Brian Kindelan.

[2]	Each Trustee serves until his respective successor has been duly elected and qualified. Each officer serves a one-year term.

[3]	The Fund Complex consists of all registered investment companies for which BIMC, or its affiliates, serves as investment adviser.

*	Mr. Schlosstein is an “interested person” of the Trust, as that term is defined in the 1940 Act, because he is an officer of the Trust and owns securities of BlackRock, Inc., which is BIMC’s parent.

The Trust’s Board has an Audit Committee, a Governance Committee and a Nominating Committee. The Audit Committee, which consists of Messrs. Urish, Harris and Platt, supervises the Trust’s independent auditors, Deloitte & Touche LLP. The Audit Committee met four times during the Trust’s fiscal year ended October 31, 2004. The Trust’s Governance Committee is comprised of Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act). Its purpose is, among other things: (i) to act as liaison between the Trust and its service providers; (ii) to establish and review fund governance polices and practices; and (iii) to consider and vote on matters requiring the approval of the Trust’s disinterested Trustees. The Governance Committee met four times during the Trust’s fiscal year ended October 31, 2004. The Nominating Committee, which consists of Messrs. Beckwith, Robb and Winter, all of whom are disinterested Trustees, is responsible for considering candidates for election to the Trust’s Board in the event a position is vacated or created. The Nominating Committee will consider nominees recommended by the Trust’s shareholders. Shareholders who wish to recommend a nominee should send nominations to the Trust’s Secretary.

The following provides certain information about the fees received by the Trustees of the Trust for the year ending October 31, 2004.

Name of Person, Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as part Of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from Trust and Trust Complex Paid to Trustees
G. Nicholas Beckwith, III, Trustee	$56,000	N/A	N/A	$56,000

Jerrold B. Harris, Trustee and Vice Chairman of the Governance Committee	$61,000	N/A	N/A	$61,000

Rodney D. Johnson, Trustee and Chairman of the Governance Committee	$66,000	N/A	N/A	$66,000

Joseph P. Platt, Jr., Trustee	$56,000	N/A	N/A	$56,000

Robert C. Robb, Jr., Trustee	$56,000	N/A	N/A	$56,000

Ralph L. Schlosstein, Trustee, Chairman and President*	$0	N/A	N/A	$0

Kenneth L. Urish, Trustee and Chairman of the Audit Committee	$66,000	N/A	N/A	$66,000

Frederick W. Winter, Trustee	$56,000	N/A	N/A	$56,000

*	This Trustee is considered by the Trust to be an “interested person” of the Trust as defined by the 1940 Act.

Beckwith Machinery Company, of which Mr. Beckwith is President and Chief Executive Officer, engaged in machinery and service sales transactions with PNC Leasing that totaled approximately $95,000 and $130,000 during the calendar years ended December 31, 2003 and 2004, respectively. For both years, these transactions represented less than 0.1% of Beckwith Machinery Company’s overall sales. PNC Leasing is a subsidiary of PNC, which is the indirect majority-owner of BlackRock, Inc. BlackRock, Inc. is the parent of the Trust’s Adviser.

Drinker Biddle & Reath LLP, of which Mr. Malloy is a partner, receives legal fees as counsel to the Trust. Except for Mr. Battista, no employee of BDI, BIMC, PFPC or PNC receives any compensation from the Trust for acting as an officer or Trustee of the Trust. The Trust compensates Mr. Battista for his services as its Chief Compliance Officer.

As of February 14, 2005, the Trustees and officers of the Trust as a group owned less than 1% of the shares of each of the Funds and less than 1% of the outstanding shares of all the Funds in the aggregate.

As of December 31, 2004, the Trustees did not own beneficially any shares of the Funds.

Investment Adviser

The advisory services provided by BIMC are described under the “Portfolio Transactions” section above and in the Funds’ Prospectuses. For the advisory services provided and expenses assumed by it, BIMC is entitled to receive fees, computed daily and payable monthly, at the following annual rates:

TempFund:

Annual Fee	Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.080%	of the next $1 billion
.075%	of the next $1 billion
.070%	of amounts in excess of $8 billion.

TempCash, MuniFund and MuniCash:

Annual Fee	A Fund’s Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.085%	of the next $1 billion
.080%	of amounts in excess of $7 billion.

Fed Fund, T-Fund, Federal Trust Fund and Treasury Trust Fund:

Annual Fee	The Funds’ Combined Average Net Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of the next $1 billion
.095%	of the next $1 billion
.090%	of the next $1 billion
.085%	of the next $1 billion
.080%	of amounts in excess of $7 billion.

California Money Fund and New York Money Fund:

Annual Fee	A Fund’s Average Net Assets
.20%	of the average net assets

PFPC, as described below under “Co-Administrators,” and BIMC are co-administrators of the Fund. They have contractually agreed to waive their fees and reimburse expenses, as described below under “Co-Administrators”, to ensure that each Fund’s combined “Management Fees,” “Administration Fees” and “Miscellaneous Expenses” do not exceed a specified percentage of each Fund’s average net assets.

The following chart provides information with respect to the advisory fees paid (net of waivers) and advisory fees waived for the fiscal years ended October 31, 2004, 2003 and 2002.

	2004		2003		2002
FUND	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED	ADVISORY FEES PAID	ADVISORY FEES WAIVED
TempFund	$17,858,711	$3,241,970	$20,153,965	$3,133,904	$25,368,670	$407,504
TempCash	8,285,322	2,952,403	8,456,815	2,856,086	6,527,446	2,561,094
FedFund	1,754,373	1,184,871	2,115,590	1,235,770	2,469,878	860,777
T-Fund	2,373,993	1,344,922	2,640,931	1,356,207	3,220,587	1,059,255
Federal Trust Fund	54,713	107,520	71,854	141,152	129,179	96,429
Treasury Trust Fund	895,168	761,615	872,825	773,657	888,152	489,861
MuniFund	1,764,670	1,432,694	1,344,595	1,281,834	835,918	883,285
MuniCash	2,138,856	1,574,277	1,632,633	1,378,991	976,752	931,442
California Money Fund	459,282	502,387	488,627	539,451	473,546	585,794
New York Money Fund	330,114	361,820	409,193	455,887	348,473	430,492

At a meeting held on February 9, 2004, the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act), approved the continuation of the Trust’s investment advisory agreements with BIMC with respect to the Funds, for an additional one-year period. In connection with such approvals, the Trustees considered, with the assistance of independent counsel, their legal responsibilities and reviewed the nature and quality of BIMC’s services provided to each Fund and BIMC’s experience and qualifications. The Trustees considered, in particular, each Fund’s fee structure, including each Fund’s operating expense ratios and BIMC’s fee waivers and expense reimbursements for each Fund; the profitability to BIMC of its services to the Trust, and possible economies of scale; and other compensation or possible benefits to BIMC arising from its relationship with the Trust. The Trustees also considered the personnel and resources of BIMC, the overall nature and quality of BIMC’s services and the specific provisions of the investment advisory agreement.

After discussion, the Board of Trustees concluded that BIMC had the capabilities, resources and personnel necessary to continue to manage the Funds. The Board of Trustees also concluded that based on the services that BIMC would provide to the Funds under the investment advisory agreement and the expenses incurred by BIMC in the performance of such services, the compensation to be paid to BIMC was fair and equitable with respect to each Fund. Based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board of Trustees concluded unanimously that it was in the best interests of the Funds to continue the investment advisory agreement with BIMC for an additional one-year period.

Co-Administrators

BIMC and PFPC serve as the Trust’s co-administrators. PFPC has its principal business address at 400 Bellevue Parkway, Wilmington, Delaware 19809 and is an indirect, wholly-owned subsidiary of the PNC and is an affiliate of BIMC. As the Trust’s co-administrators, BIMC and PFPC have agreed to provide the following services: (i) assist generally in supervising the Funds’ operations, including providing a Wilmington, Delaware order-taking facility with toll-free IN-WATS telephone lines, providing for the preparing, supervising and mailing of purchase and redemption order confirmations to shareholders of record, providing the operation of an automated data processing system to process purchase and redemption orders, maintaining a back-up procedure to reconstruct lost purchase and redemption data, providing information concerning the Funds to their shareholders of record, handling shareholder problems, providing the services of employees to preserve and strengthen shareholder relations and monitoring the arrangements pertaining to the Funds’ agreements with Service Organizations; (ii) assure that persons are available to receive and transmit purchase and redemption orders; (iii) participate in the periodic updating of the Funds’ prospectuses; (iv) assist in the Funds’ Wilmington, Delaware office; (v) accumulate information for and coordinate the preparation of reports to the Funds’ shareholders and the SEC; (vi) maintain the registration of the Funds’ shares for sale under state securities laws; (vii) provide fund accounting services; and (viii) assist in the monitoring of regulatory and legislative developments which may affect the Trust, participate in counseling and assisting the Trust in relation to routine regulatory examinations and investigations, and work with the Trust’s counsel in connection with regulatory matters and litigation.

For administrative services, the Co-Administrators are entitled jointly to receive fees, computed daily and payable monthly, at the annual rates described below. In addition until February 28, 2006, the Co-Administrators and BIMC have agreed to reduce their fees and reimburse expenses to ensure that the combined “Management Fees,” “Administration Fees” and “Miscellaneous Expenses” do not exceed 0.18% of the average daily net assets of TempFund and TempCash and 0.20% of the average daily net assets of FedFund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The waiver agreement may not be terminated before February 28, 2006. Any fees waived by the Co-Administrators and BIMC with respect to a particular fiscal year are not recoverable.

Annual Fee	Assets
.175%	of the first $1 billion
.150%	of the next $1 billion
.125%	of the next $1 billion
.100%	of amounts in excess of $3 billion

The following chart provides information with respect to the administration fees (net of waivers) paid and administration fees waived for the fiscal years ended October 31, 2004, 2003 and 2002.

FUND	2004		2003		2002
	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED	ADMINISTRATION FEES PAID	ADMINISTRATION FEES WAIVED
TempFund	$23,687,574	$3,241,970	$26,920,195	$3,133,904	$28,734,218	$407,504
TempCash	9,344,752	2,952,403	9,535,040	2,856,086	6,911,923	2,561,094
FedFund	2,750,317	1,184,871	3,244,265	1,235,770	3,010,915	860,777
T-Fund	3,375,385	1,344,922	3,729,075	1,356,207	3,735,239	1,059,255
Federal Trust Fund	138,990	107,520	193,158	141,152	190,605	96,429
Treasury Trust Fund	1,643,460	761,615	1,690,652	773,657	1,238,835	489,861
MuniFund	1,764,670	1,432,694	1,344,595	1,281,834	835,918	883,285
MuniCash	2,138,856	1,574,277	1,632,633	1,378,991	976,752	931,442
California Money Fund	339,073	502,387	360,117	539,451	412,582	585,794
New York Money Fund	243,622	361,820	301,058	455,887	301,506	430,492

Distributor

BDI serves as the distributor of the Trust’s shares. BDI, a wholly-owned subsidiary of PFPC Distributors, Inc., is a Delaware corporation and has its principal business address at 760 Moore Road, King of Prussia, PA 19406. BIMC is an affiliate of PFPC Distributors, Inc. and BDI. Each Fund’s shares are sold on a continuous basis by the distributor as agent, although it is not obliged to sell any particular amount of shares. The distributor pays the cost of printing and distributing prospectuses to persons who are not shareholders of the Funds (excluding preparation and printing expenses necessary for the continued registration of the Fund shares). The distributor prepares or reviews, provides advice with respect to, and files with the federal and state agencies or other organizations as required by federal, state or other applicable laws and regulations, all sales literature (advertisements, brochures and shareholder communications) for each of the Funds and any class or subclass thereof. No compensation is payable by the Trust to the distributor for its distribution services.

Until January 1, 2001, Provident Distributors, Inc. (“PDI”) served as distributor of the Trust’s shares. At that time, PDI was acquired by PFPC Distributors, Inc.

Custodian and Transfer Agent

Pursuant to a Custodian Agreement, PFPC Trust Company, an affiliate of the Adviser, serves as each Fund’s custodian, holding a Fund’s portfolio securities, cash and other property. PFPC Trust Company has its principal offices at 400 Bellevue Parkway, Wilmington, Delaware 19809, with an additional custodial services location at 8800 Tinicum Boulevard, Philadelphia, PA 19153. Under the Custodian Agreement, PFPC Trust Company has agreed to provide the following services: (i)

maintain a separate account or accounts in the name of a Fund; (ii) hold and disburse portfolio securities on account of a Fund; (iii) collect and make disbursements of money on behalf of a Fund; (iv) collect and receive all income and other payments and distributions on account of a Fund’s portfolio securities; and (v) make periodic reports to the Board of Trustees concerning a Fund’s operations.

PFPC Trust Company is also authorized to select one or more banks or trust companies to serve as sub-custodian or agent on behalf of a Fund, provided that PFPC Trust Company shall remain responsible for the performance of all of its duties under the Custodian Agreement and shall hold each Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian or agent chosen by PFPC Trust Company. Currently, PFPC Trust Company has chosen PNC Bank to serve as agent.

The Trust has chosen Citibank, N.A. to serve as the Trust’s Foreign Custody Manager. The Foreign Custody Manager shall provide custody services for the Trust’s foreign assets under the Foreign Custody Agreement.

Under the Custodian Agreement, each Fund pays PFPC Trust Company an annual fee equal to .006% for each Fund’s first $10 billion of average gross assets; .055% of each Fund’s next $10 billion of average gross assets; and .005% of each Fund’s average gross assets over $20 billion. In addition, each Fund pays the custodian certain types of transaction charges, and reimburses the custodian for out-of-pocket expenses, foreign custody fees and certain miscellaneous expenses incurred on behalf of the Fund. The fees of PNC Bank are paid by PFPC Trust Company and not the Funds.

Pursuant to the Trust’s operating procedures, custodian fees may be reduced by amounts calculated on uninvested cash balances (“custody credits”). For the year ended October 31, 2004, custody credits earned were as follows: $1,562 with respect to FedFund; $12,309 with respect to T-Fund, $5 with respect to Federal Trust Fund, $112,010 with respect to MuniFund, $157,483 with respect to MuniCash, $15,015 with respect to California Money Fund and $10,597 with respect to New York Money Fund.

PFPC serves as transfer agent, registrar and dividend disbursing agent to each Fund pursuant to a Transfer Agency Services Agreement. Under the Agreement, PFPC has agreed to provide the following services: (i) maintain a separate account or accounts in the name of a Fund; (ii) issue, transfer and redeem Fund shares; (iii) transmit all communications by a Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders; (iv) respond to correspondence by shareholders, security brokers and others relating to its duties; (v) maintain shareholder accounts and sub-accounts; (vi) provide installation and other services in connection with the Funds’ computer access program maintained to facilitate shareholder access to a Fund; (vii) send each shareholder of record a monthly statement showing the total number of a Fund’s shares owned as of the last business day of the month (as well as the dividends paid during the current month and year); and (viii) provide each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder’s Master Account with a Fund. Further, an institution establishing sub-accounts with PFPC is provided with a daily transaction report for each day on which a transaction occurs in a sub-account and, as of the last calendar day of each month, a report which sets forth the share balances for the sub-accounts at the beginning and end of the month and income paid or reinvested during the month. Finally, PFPC provides each shareholder of record with copies of all information relating to dividends and distributions which is required to be filed with the Internal Revenue Service and other appropriate taxing authorities.

For transfer agency and dividend disbursing services, each Fund pays PFPC fees: (i) an annual base fee of $1.75 million for the Funds’ first 40 classes plus $50,000 for each additional class beyond the first 40; (ii) account fees of $18.00 to open an account and $3.60 to close an account; (iii) transaction charges of $2.00/transaction for purchases/redemption/transfer/maintenance, $0.40 for an electronic ($5.00 for paper) new account opening, and $4.00/wire; (iv) FundServ/Networking fees of $0.25/transaction and a $10.00 monthly mutual fund profile service per Fund/class; (v) a $300.00 monthly fee for providing electronic monthly statement information; and (vi) reimbursement for certain out-of-pocket and shareholder expenses and certain miscellaneous charges. In addition, each Fund reimburses PNC Bank and PFPC for out-of-pocket expenses related to such services.

Service Organizations

The Funds may enter into agreements with institutional investors (“Service Organizations”) requiring them to provide certain services to their customers who beneficially own shares of the Funds. The Trust’s agreements with Service Organizations are governed by a Shareholder Services Plan and Distribution Plan for each of the Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares which have been adopted by the Trust’s Board of Trustees pursuant to applicable rules and regulations of the SEC (collectively, the “Plans”). Pursuant to the Plans, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under the Trust’s agreements with Service Organizations and the purposes for which the expenditures were made. In addition, the Trust’s arrangements with Service Organizations must be approved annually by a majority of the Trust’s Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

The Bear Stearns Shares, Private Client Shares, Premier Shares and Premier Choice Shares will be subject to a distribution fee payable pursuant to their Distribution Plans and related Agreements which will not exceed 0.35%, 0.35%, 0.10% and 0.10%, respectively, of such shares held by Bear Stearns for the benefit of its customers. Sales and distribution services provided by Bear Stearns under the applicable Distribution Plan and related Agreement may include reasonable assistance in connection with the distribution of such shares to shareholders as requested from time to time by the Distributor, which assistance may include forwarding sales literature and advertising provided by the Distributor for Customers.

The Bear Stearns Shares, Private Client Shares and Premier Shares will also be subject to a fee payable pursuant to their respective Shareholder Service Plan and related Agreement which will not exceed 0.50% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Shares, Private Client Shares or Premier Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments; and (ii) assisting customer in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing services (which are not “service” within the meaning of the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payment from the particular series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Series or the services performed by service organizations; (vii) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services if requested to the extent permitted to do so under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization’s DDA system to an account management system; (ii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the service organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by the service organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions. Another 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing services which may include: (i) marketing and activities, including direct mail promotions that promote the sweep service, (ii) expenditures for other similar marketing support such as for telephone facilities and in-house telemarketing, (iii) distribution of literature promoting sweep services, (iv) travel, equipment, printing, delivery and mailing costs overhead and other office expenses attributable to the marketing of the sweep services. Support Services are not “service” for purposes of the limitation in the applicable rule of the National Association of Securities Dealers, Inc.

Bear Stearns Premier Choice Shares will also be subject to a fee payable pursuant to a Shareholder Service Plan and related Agreement which will not exceed 0.40% (on an annual basis) of the average daily net asset value of a particular Series’ Bear Stearns Premier Choice Shares held by the service organization for the benefit of its customers. An initial 0.10% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing administrative services which may include: (i) answering customer’s inquiries regarding account status and history, the manner in which purchases, exchanges and redemption of shares may be effected and certain other matters pertaining to the customer’s investments, (ii) assisting customers in designating and changing dividend options, account designations and addresses. Another 0.25% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing support services (which are not “service” within the applicable rule of the National Association of Securities Dealers, Inc.), which may include: (i) aggregating and processing purchase and redemption requests from customers and placing net purchase and redemption orders with the distributor; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend payment from the particular Series on behalf of customers; (iv) providing information periodically to customers showing their positions in a Series’ Bear Stearns Premier Choice Shares; (v) arranging for bank wires; (vi) responding to customer inquires relating to the particular Series or the services performed by service organizations; (vii) providing sub-accounting with respect to a Series’ shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the particular Series (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; and (ix) providing such other similar services to the extent permitted under applicable statutes, rules or regulations. Another 0.05% (on an annual basis) of the average daily net asset value of such Shares will be paid to service organizations for providing sweep services (“Sweep Services”) which may include: (i) providing the necessary computer hardware and software which links the service organization’s DDA system to an account management system; (ii) providing software that aggregates the customers orders and establishes an order to purchase or redeem shares of a Series based on established target levels for the customer’s demand deposit accounts; (iii) providing periodic statements showing a customer’s account balance and, to the extent practicable, integrating such information with other customer transactions otherwise effected through or with the service organization; and (iv) furnishing (either separately or on an integrated basis with other reports sent to a customer by a service organization) monthly and year-end statements and confirmations of purchases, exchanges and redemptions.

The Board of Trustees have approved the Trust’s arrangements with Bear Stearns based on information provided to the Board that there is a reasonable likelihood that the arrangements will benefit the class of shares of the Fund charged with such fees and its shareholders. Any material amendment to the Trust’s arrangements with Bear Stearns must be made in a manner approved by a majority of the Trust’s Board of Trustees (including a majority of the disinterested Trustees), and any amendment to increase materially the costs under the Distribution Plans (12b-1 Plans) of Bear Stearns Private Client Shares, Premier Shares or Premier Choice Shares must be approved by the holders of a majority of the applicable outstanding shareholders. So long as the Trust’s arrangements with Bear Stearns are in effect, the selection and nomination of the members of the Trust’s Board of Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust will be committed to the discretion of such disinterested Trustees.

The Adviser, BDI, and/or their affiliates may pay additional compensation, from time to time, out of their assets and not as an additional charge to the Funds, to selected Service Organizations and other persons in connection with providing services to shareholders of the Trust. In addition, subject to applicable NASD regulations, the Adviser, BDI and/or their affiliates may also contribute to various cash and non-cash incentive arrangements to promote the sale of shares. This additional compensation can vary among Service Organizations depending upon such factors as the amounts their customers have invested (or may invest) in particular Funds, the particular program involved, or the amount of reimbursable expenses.

The following chart provides information with respect to the fees paid to Bear Stearns pursuant to the foregoing Distribution and Shareholder Service Plans during the fiscal year ended October 31, 2004.

FUND	Total fees/Fees to Affiliates*
TempFund Bear Stearns	744,374 / 0
TempFund Bear Stearns Private Client	407,719 /0
TempCash Bear Stearns Premier	9 / 0
TempCash Bear Stearns Premier Choice	4 / 0
FedFund Bear Stearns	61,469 / 0
FedFund Bear Stearns Private Client	86,643/ 0
FedFund Bear Stearns Premier	9 / 0
FedFund Bear Stearns Premier Choice	4 / 0
MuniFund Bear Stearns	82,493 / 0
MuniFund Bear Stearns Private Client	81,892
MuniCash Bear Stearns Premier	6 / 0
MuniCash Bear Stearns Premier Choice	4 / 0
California Money Fund Bear Stearns	46,046 / 0
California Money Fund Bear Stearns Private Client	59,609
California Money Fund Bear Stearns Premier	7 / 0
California Money Fund Bear Stearns Premier Choice	5 / 0
New York Money Fund Bear Stearns	60,116 / 0
New York Money Fund Bear Stearns Private Client	97,886 / 0
New York Money Fund Bear Stearns Premier	7 / 0
New York Money Fund Bear Stearns Premier Choice	5 / 0

*	Share classes that had no shares outstanding as of October 31, 2004 and thus paid no fees to Service Organizations have been excluded from the chart.

Expenses

A Fund’s expenses include taxes, interest, fees and salaries of the Trust’s Trustees and officers who are not Trustees, officers or employees of the Trust’s service contractors, SEC fees, state securities registration fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, Service Organization fees, costs of the Funds’ computer access program, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. A Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

ADDITIONAL INFORMATION CONCERNING TAXES

Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, and to distribute all, or substantially all, of its income each year, so that the Fund itself generally will be relieved of federal income and excise taxes. If a Fund were to fail to so qualify: (1) the Fund would be taxed on its taxable income at regular corporate rates without any deduction for distributions to shareholders; and (2) shareholders would be taxed as if they received ordinary dividends although corporate shareholders could be eligible for the dividends-received deduction. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

A 4% non-deductible excise tax is imposed on regulated investment companies that fail to distribute with respect to each calendar year at least 98% of their ordinary taxable income for the calendar year and capital gain net income (excess of capital gains over capital losses) for the one year period ending October 31 of such calendar year and 100% of any such amounts that were not distributed in the prior year. Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

The following is applicable to MuniFund, MuniCash, California Money Fund and New York Money Fund (each a “Tax-Exempt Fund”) only:

For a Fund to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Fund’s assets at the close of each quarter of the Fund’s taxable year must consist of exempt-interest obligations.

An investment in a Tax-Exempt Fund is not intended to constitute a balanced investment program. Shares of the Funds would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, not only would the shareholder not gain any additional benefit from the Funds’ dividends being tax-exempt, but such dividends would be ultimately taxable to the beneficiaries when distributed. In addition, the Funds may not be an appropriate investment for entities that are “substantial users” of facilities financed by “private activity bonds” or “related persons” thereof. “Substantial user” is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. “Related persons” include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

DIVIDENDS

General

Each Fund’s net investment income for dividend purposes consists of (i) interest accrued and original issue discount earned on that Fund’s assets, (ii) plus the amortization of market discount and minus the amortization of market premium on such assets and (iii) less accrued expenses directly attributable to that Fund and the general expenses (e.g. legal, accounting and Trustees’ fees) of the Trust prorated to such Fund on the basis of its relative net assets. Any realized short-term capital gains may also be distributed as dividends to Fund shareholders. In addition, a Fund’s Bear Stearns Shares, Private Client Shares, Premier Shares, and/or Premier Choice Shares, bear exclusively the expense of fees paid to Service Organizations. (See “Management of the Funds — Service Organizations.”)

As stated, the Trust uses its best efforts to maintain the net asset value per share of each Fund at $1.00. As a result of a significant expense or realized or unrealized loss incurred by either Fund, it is possible that the Fund’s net asset value per share may fall below $1.00.

ADDITIONAL YIELD AND OTHER PERFORMANCE INFORMATION

The “yields” and “effective yields” are calculated separately for each Fund. The seven-day yield for each class or sub-class of shares in a Fund is calculated by determining the net change in the value of a hypothetical pre-existing account in a Fund having a balance of one share of the class involved at the beginning of the period, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The net change in the value of an account in a Fund includes the value of additional shares purchased with dividends from the original share and dividends declared on the original share and any such additional shares, net of all fees charged to all shareholder accounts in proportion to the length of the base period and the Fund’s average account size, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the effective annualized yield may be computed on a compounded basis (calculated as described above) by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result. Similarly, based on the calculations described above, 30-day (or one-month) yields and effective yields may also be calculated.

From time to time, in reports to shareholders or otherwise, a Fund’s yield or total return may be quoted and compared to that of other money market funds or accounts with similar investment objectives, to stock or other relevant indices and to other reports or analyses that relate to yields, interest rates, total return, market performance, etc. For example, the yield of a Fund may be compared to the iMoneyNet, Inc. Money Fund Average, which is an average compiled by iMoneyNet, Inc.’s Money Fund Report® of Westborough, MA 01581, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor from money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

Yield and return will fluctuate, and any quotation of yield or return should not be considered as representative of the future performance of the Fund. Since yields and returns fluctuate, performance data cannot necessarily be used to compare an investment in a Fund’s shares with bank deposits, savings accounts, and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the investments held in a fund, portfolio maturity, operating expenses and market conditions. Any fees charged by banks with respect to customer accounts in investing in shares of a Fund will not be included in yield or return calculations; such fees, if charged, would reduce the actual yield or return from that quoted.

The Funds may also from time to time include in advertisements, sales literature, communications to shareholders and other materials (“Materials”), discussions or illustrations of the effects of compounding. “Compounding” refers to the fact that if dividends or other distributions on an investment are reinvested by being paid in additional Portfolio shares, any future income or capital appreciation of a Fund would increase the value, not only of the original investment, but also of the additional shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

In addition, the Funds may also include in Materials discussions and/or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on certain assumptions and action plans offering investment alternatives), investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, Materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. In addition, selected indices may be used to illustrate historical performance of select asset classes. The Funds may also include in Materials charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Funds and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury securities and shares of a Fund and/or other mutual funds. Materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing and the advantages and disadvantages of investing in tax-deferred and taxable investments), shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, designations assigned a Fund by various rating or ranking organizations, and Fund identifiers (such as CUSIP numbers or NASDAQ symbols). Such Materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

Materials may include lists of representative clients of the Funds’ investment adviser, may include discussions of other products or services, may contain information regarding average weighted maturity or other maturity characteristics, and may contain information regarding the background, expertise, etc. of the investment adviser or of a Fund’s portfolio manager.

From time to time in advertisements, sales literature and communications to shareholders, the Funds may compare their total returns to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, such data is found in iMoneyNet, Inc.’s Money Fund Report and reports prepared by Lipper Analytical Services, Inc. Total return is the change in value of an investment in a Fund over a particular period, assuming that all distributions have been reinvested. Such rankings represent the Funds’ past performance and should not be considered as representative of future results.

The following information has been provided by the Funds’ distributor: In managing each Fund’s portfolio, the investment adviser utilizes a “pure and simple” approach, which may include disciplined research, stringent credit standards and careful management of maturities.

ADDITIONAL DESCRIPTION CONCERNING SHARES

The Trust was organized as a Delaware statutory trust on October 21, 1998. The Trust’s Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. Pursuant to such authority, the Board of Trustees has authorized the issuance of ten series of shares designated as TempFund, TempCash, FedFund, T-Fund, Federal Trust Fund, Treasury Trust Fund, MuniFund, MuniCash, California Money Fund and New York Money Fund. The Board of Trustees has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares or any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board of Trustees may deem desirable. The Agreement and Declaration of Trust authorizes the Trustees without shareholder approval to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the Trustees without shareholder approval. The Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more Trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

Holders of shares in a Fund in the Trust will vote in the aggregate and not by class or sub-class on all matters, except as described above, and except that each Bear Stearns Shares, Bear Stearns Private Client Shares, Bear Stearns Premier Shares and Bear Stearns Premier Choice Shares, as described in “Service Organizations” above, shall be entitled to vote on matters submitted to a vote of shareholders pertaining to that Fund’s arrangements with its Service Organizations. Further, shareholders of each of the Trust’s portfolios will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities of such portfolio. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting without regard to portfolio.

Notwithstanding any provision of Delaware law requiring a greater vote of shares of the Trust’s Common Stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law (for example by Rule 18f-2 discussed above) or by the Trust’s Charter, the Trust may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock voting without regard to class (or portfolio).

COUNSEL

Drinker Biddle & Reath LLP (of which Mr. Malloy, Secretary of the Trust, is a partner), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, serves as counsel to the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP, with offices at 1700 Market Street, Philadelphia, PA 19103 have been selected as the Trust’s independent registered public accounting firm for the fiscal year ending October 31, 2005.

FINANCIAL STATEMENTS

The Annual Reports for the fiscal year ended October 31, 2004 have been filed with the Securities and Exchange Commission. The financial statements in such Annual Reports (“the Financial Statements”) are incorporated by reference into this Statement of Additional Information. The Financial Statements for the Trust’s fiscal year ended October 31, 2004 have been audited by the Trust’s independent auditors, Deloitte & Touche LLP, whose reports thereon also appear in the Annual Reports and are incorporated herein by reference. The Financial Statements and the financial highlights for the Funds’ prior fiscal years October 31, 2000 through October 31, 2003 were audited by the Trust’s former independent auditors PricewaterhouseCoopers LLP. The Financial Statements in the Annual Reports have been incorporated by reference herein in reliance upon such reports given upon the authority of such firms as experts in auditing.

MISCELLANEOUS

Proxy Voting

The Trust has delegated proxy voting responsibilities to the Adviser and its affiliates, subject to the general oversight of the Trust’s Board of Trustees. The Trust expects the Adviser and its affiliates to vote proxies related to the Trust’s portfolio securities for which the Trust has voting authority consistent with the Trust’s best interests. The Adviser has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Trust’s proxies, which are summarized below.

The Adviser recognizes that implicit in the initial decision to retain or invest in the security of a corporation is approval of its existing corporate ownership structure, its management, and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are reviewed carefully and supported only when it seems clear that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, the Adviser assesses management on an ongoing basis both in terms of its business capability and its dedication to the shareholders to ensure that Adviser’s continued confidence remains warranted. If the Adviser determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder.

The Adviser’s Proxy Voting Policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including differing voting practices in jurisdictions outside the United States, might warrant departure from these guidelines. With respect to voting proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on the Adviser’s ability to vote such proxies in the best interests of the Trust. Accordingly, the Adviser may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, the Adviser may manage assets of a pension plan of a company whose management is soliciting proxies, or an Adviser employee may have a close relative who serves as a director or executive of a company that is soliciting proxies. The Adviser’s policy in all cases is to vote proxies based on its clients’ best interests and will not be the product of any conflict.

The Adviser has engaged Institutional Shareholder Services (“ISS”) to assist it in the voting of proxies. ISS analyzes all proxy solicitations the Adviser receives for its clients and advises the Adviser how, based upon the Adviser’s guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. The Adviser will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Social Issues. If the Adviser has determined that management is generally socially responsible, it will generally vote against social issue proposals, which are generally proposed by shareholders who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial/Corporate Issues. The Adviser will generally vote in favor of proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly both by management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. The Adviser will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of their particular circumstances.

Information regarding how the Funds voted proxies, if any, relating to portfolio securities held by them during the 12-month period ended June 30, 2004, which information was filed with the SEC on Form N-PX, is available, without charge, upon request, by calling 1-800-821-7432 or by visiting the SEC’s Internet site: www.sec.gov.com.

Other Information

The Adviser, BDI and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectuses and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Investment Adviser, BDI and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, BDI and their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for different Intermediaries. Furthermore, the Adviser, BDI and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, BDI and their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations.

Shareholder Vote

As used in this Statement of Additional Information, a “majority of the outstanding shares” of a Fund or of a particular portfolio means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the lesser of (1) 67% of that Fund’s shares (irrespective of class or subclass) or of the portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of that Fund or portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of a Fund (irrespective of class or subclass) or of the portfolio.

Securities Holdings of Brokers

As of October 31, 2004, the value of TempFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($750,000,000); Merrill Lynch Mortgage Capital, Inc. ($376,030,000); Merrill Lynch & Co., Inc. ($1,31,661,633); Goldman, Sachs & Co. ($883,000,000); UBS Securities LLC ($800,000,000); UBS AG ($750,000,000); Morgan Stanley Mortgage Capital, Inc. ($438,000,000); and Morgan Stanley & Co., Inc. ($1,633,213,418).

As of October 31, 2004, the value of TempCash’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Merrill Lynch & Co., Inc. ($502,049,925); and Morgan Stanley Mortgage Capital, Inc. ($219,000,000).

As of October 31, 2004, the value of FedFund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($200,000,000); Goldman, Sachs & Co. ($100,000,000); Merrill Lynch & Co., Inc. ($224,100,000); Morgan Stanley & Co., Inc. ($196,000,000); and UBS Securities LLC ($100,000,000).

As of October 31, 2004, the value of T-Fund’s aggregate holdings of the securities of each of its regular brokers or dealers or their parents was: Deutsche Bank Securities, Inc. ($900,000,000); Goldman, Sachs & Co. ($150,000,000); Greenwich Capital Markets, Inc. ($500,000,000); J.P. Morgan Securities, Inc. ($200,000,000); Merrill Lynch & Co., Inc. ($206,000,000); Morgan Stanley & Co., Inc. ($629,122,000); and UBS Securities LLC ($950,000,000).

Certain Record Holders

As of February 14, 2005, the following persons owned of record or beneficially 5% or more of the shares of each Fund:

Fund/Class	Name and Address of Owner	Percentage of Fund Shares
TempFund Institutional Shares	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	10%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	7%

TempFund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	96%

TempFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempFund Cash Management Shares	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	49%

	Marshall & Ilsley Trust Co. 1000 N. Water Street, 14th Floor Milwaukee, WI 53202	30%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	19%

TempFund Dollar Shares	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	71%

	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	8%

TempFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempCash Institutional Shares	Salomon Smith Barney 333 West 34th Street, 7th Floor New York, NY 10001	14%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	11%

	Chicago Mercantile Exchange 30 S. Wacker Drive Chicago, IL 60606	7%

	BMO Nesbitt Burns Corp. P.O. Box 71940 Chicago, IL 60694	5%

TempCash Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	52%

	Safeco 4634 154th Place, NE Redmond, WA 98052	21%

	BHC Securities 2005 Market St. One Commerce Square, 11th Floor Philadelphia, PA 19103	13%

TempCash Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

TempCash Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Institutional Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	31%

	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	7%

	Pittsburgh Corning Corporation 800 Presque Isle Drive Pittsburgh, PA 15239	6%

	SEPTA 1234 Market Street Philadelphia, PA 19107	5%

FedFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Cash Reserve Shares	Forward Funds, Inc. 433 California Street, Ste. 1 San Francisco, CA 94104	100%

FedFund Dollar Shares	PNC Bank, 620 Liberty Avenue Pittsburgh, PA 15265	76%

	PNC Bank, 500 First Avenue Pittsburgh, PA 15265	18%

FedFund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

FedFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniFund Institutional Shares	Federated Department Stores 7 West 7th St. Cincinnati, OH 45202	14%

	Mellon Bank 500 Grant Street Pittsburgh, PA 15258	7%

	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	6%

MuniFund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	97%

MuniFund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniFund Cash Management Shares	Marshall & Ilsley Trust Co. 1000 N. Water Street, 14th Floor Milwaukee, WI 53202	71%

	GE Financial Trust Company 3200 Central Avenue, 6th Floor Phoenix, AZ 85012	28%

MuniFund Dollar Shares	PNC Bank 500 First Avenue Pittsburgh, PA 15265	62%

	Broadway National Bank P.O. Box 17001 San Antonio, TX 78217	23%

	Deutsche Bank 60 Wall Street MS 2715 New York, NY 10005	8%

MuniFund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniCash Institutional Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	13%

	Firstar East P.O. Box 1787 Milwaukee, WI 53201	11%

	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	6%

	Patterson Dental Company 1031 Mendota Heights Road St. Paul, MN 55120	6%

	Cytec Technology Corporation 5 Garret Mountain Plaza West Paterson, NJ 74240	5%

	Verizon Network Funding Corp. 3900 Washington Street, 2nd Floor Wilmington, DE 19802	5%

	BlackRock Financial Management 40 East 52nd Street New York, NY 10022	5%

MuniCash Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	50%

	BHC Securities 2005 Market Street One Commerce Square, 11th Floor Philadelphia, PA 19103	30%

	First Westroads Bank 10855 W. Dodge Road Omaha, NE 68154	16%

MuniCash Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

MuniCash Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Institutional Shares	U.S. Trust Company of New York 499 Washington Blvd. Jersey City, NJ 07310	15%

	The Whittier Trust Company 1600 Huntington Dr. South Pasadena, CA 91030	13%

	First American Trust Company 421 North Main Street Santa Ana, CA 92701	11%

	United California Bank P.O. Box 60078 Los Angeles, CA 90060	11%

	City National Bank P.O. Box 60520 Los Angeles, CA 90066	9%

	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	7%

	Citizens Business Bank P.O. 671 Pasadena, CA 91102	6%

	Union Bank P.O. Box 85602 San Diego, CA 92186	5%

	Exchange Bank P.O. Box 208 Santa Rosa, CA 95402	5%

California Money Fund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

California Money Fund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Cash Management Shares	GE Financial Trust Company 3200 N. Central Avenue, 6th Floor Phoenix, AZ 85012	100%

California Money Fund Dollar Shares	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	99%

California Money Fund Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

California Money Fund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Institutional Shares	Fleet Bank Boston P.O. Box 92800 Rochester, NY 14692	25%

	JP Morgan Chase P.O. Box 31412 Rochester, NY 14603	21%

	Goldman Sachs Global Cash 4900 Sears Tower Chicago, IL 60606	13%

	Republic National Bank of New York One Hanson Place, Lower Level Brooklyn, NY 11243	7%

	JP Morgan Chase 14201 Dallas Parkway, 12th Floor Dallas, TX 75254	6%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	5%

	National Bank & Trust of Norwich 52 South Broad Street Norwich, NY 13815	5%

New York Money Fund Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

New York Money Fund Bear Stearns Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Dollar Shares	Hilliard Lyons 501 Hilliard Lyons Center Louisville, KY 40202	82%

	Goldman Sachs Global Cash 4900 Sears Tower Chicago, IL 60606	15%

New York Money Fund Premier Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Premier Choice Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

New York Money Fund Private Client Shares	Bear Stearns Securities Corporation 100 Bellevue Parkway Wilmington, DE 19809	100%

T-Fund Institutional Shares	Union Bank P.O. Box 85602 San Diego, CA 92186	51%

T-Fund Administration Shares	Citizens National Bank P.O. Box 911 Meridian, MS 39302	83%

	Deutsche Bank 60 Wall Street New York, NY 10005	17%

T-Fund Cash Management Shares	Union Bank P.O. Box 85602 San Diego, CA 92186	80%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	14%

	Harbor Bank of Maryland 25 W. Fayette Street Baltimore, MD 21210	6%

T-Fund Dollar Shares	UBS Securities LLC 677 Washington Blvd. Stamford, CT 06901	24%

	Bank of New York 111 Sanders Creek Parkway East Syracuse, NY 13057	23%

	Union Bank P.O. Box 85602 San Diego, CA 92186	19%

	PNC Bank 500 First Avenue Pittsburgh, PA 15265	19%

	JP Morgan Chase 2001 Bryan Tower, 11th Floor Dallas, TX 75201	6%

Federal Trust Fund Institutional Shares	Allegheny County Airport P.O. Box 12370 Pittsburgh, PA 15231	46%

	County of Montgomery Treasurer’s Office Courthouse Norristown, PA 19404	15%

	Elk Partners 655 Madison Ave., 8th Floor New York, NY 10021	12%

	JP Morgan Chase 14201 Dallas Pkwy, 12th Floor Dallas, TX 75254	9%

Federal Trust Fund Dollar Shares	Santa Barbara Bank & Trust P.O. Box 2340 Santa Barbara, CA 93120	81%

	JP Morgan Chase 4 New York Plaza, 15th Floor New York, NY 10004	13%

	Capital Trust Company of Delaware 2711 Centerville Road, Ste. 210 Wilmington, DE 19808	6%

Treasury Trust Fund Institutional Shares	KPMG Peat Marwick One Wall Street New York, NY 10086	12%

	Allegheny Energy Supply Co. LLC 800 Cabin Hill Drive, M-22 Greensburg, PA 15601	9%

	PNC Bank 500 First Avenue Pittsburgh, PA 15265	7%

	Union Bank P.O. Box 85602 San Diego, CA 92186	7%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	7%

	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	6%

	Clearwater Insurance Company 300 First Stamford Place, 6th Floor Stamford, CT 06902	5%

Treasury Trust Administration Shares	PNC Bank 8800 Tinicum Blvd. Philadelphia, PA 19153	100%

Treasury Trust Cash Management Shares	Marshall & Ilsley Trust Co. 1000 N. Water Street Milwaukee, WI 53202	100%

Treasury Trust Fund Dollar Shares	Deutsche Bank One South Street, 18th Floor Baltimore, MD 21202	74%

	PNC Bank, 500 First Avenue Pittsburgh, PA 15265	15%

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” – Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” – Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

“A-3” – Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” – Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“C” – Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

“D” – Obligations are in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay Foreign Currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also

A-1

distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. The following summarizes the rating categories used by Moody’s for short-term obligations:

“P-1” – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.

“NP” – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Ratings, Inc. (“Fitch”) short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” – Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.

“F2” – Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

“F3” – Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

“B” – Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

“C” – Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

“D” – Securities are in actual or imminent payment default.

A-2

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” – Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing an unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Companies achieving an “R-1 (high)” rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results and no substantial qualifying negative factors. Given the extremely tough definition which DBRS has established for an “R-1 (high)”, few entities are strong enough to achieve this rating.

“R-1 (middle)” – Short-term debt rated “R-1 (middle)” is of superior credit quality and, in most cases, ratings in this category differ from “R-1 (high)” credits by only a small degree. Given the extremely tough definition which DBRS has established for the “R-1 (high)” category, entities rated “R-1 (middle)” are also considered strong credits which typically exemplify above average strength in key areas of consideration for timely repayment of short-term liabilities.

“R-1 (low)” – Short-term debt rated “R-1 (low)” is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios are not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors which exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

“R-2 (high)” – Short-term debt rated R-2 (high) is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios are not as strong as credits rated in the R-1 (low) category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

“R-2 (middle)” – Short-term debt rated R-2 (middle) is considered to be of adequate credit quality. Relative to the R-2 (high) category, entities rated R-2 (middle) typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or hold a weaker industry position. Ratings in this category would also be more vulnerable to adverse changes in financial and economic conditions.

“R-2 (low)” – Short-term debt rated R-2 (low) is considered to be of only just adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-2 (low) category signifies that although, repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside of the issuer’s control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

“R-3 (high)”, “R-3 (middle)”, “R-3 (low)” – Short-term debt rated “R-3” is speculative, and within the three subset grades, the capacity for timely payment ranges from mildly speculative to doubtful. “R-3” credits tend to have weak liquidity and debt ratios, and the future trend of these ratios

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is also unclear. Due to its speculative nature, companies with “R-3” ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

“D” – Short-term debt rated “D” is in arrears. A security rated D implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC”, and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial

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commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

“r” – The symbol “r” is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating.

“N.R.” – An “N.R.” attached to an obligation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

– PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” – Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” – Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” – Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” – Obligations rated “Baa” are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” – Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” – Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” – Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

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“Ca” – Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” – Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” – Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” – Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

“A” – Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

“BBB” – Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

“BB” – Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

“B” – Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

“CCC,” “CC” and “C” – Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. “CC” ratings indicate that default of some kind appears probable, and “C” ratings signal imminent default.

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“DDD,” “DD” and “D” – Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect of repaying all obligations.

PLUS (+) or MINUS (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” category or to categories below “CCC”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” - Bonds rated “AAA” are of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a “AAA” rating.

“AA” – Bonds rated “AA” are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated “AAA” only to a small degree. Given the extremely restrictive definition which DBRS has for the “AAA” category, entities rated “AA” are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

“A” – Bonds rated “A” are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with “AA”-rated entities. While “A” is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

“BBB” – Bonds rated “BBB” are of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

“BB” – Bonds rated “BB” are defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the “BB” range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification and competitive strength are additional negative considerations.

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“B” – Bonds rated “B” are highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

“CCC” / “CC” / “C” – Bonds rated in any of these categories are very highly speculative and are in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term bonds rated “B”. Long-term bonds rated below “B” often have characteristics which, if not remedied, may lead to default. In practice, there is little difference between the “CCC” to “C” categories, with “CC” and “C” normally used for lower ranking debt of companies where the senior debt is rated in the “CCC” to “B” range.

“D” – Long-term debt rated “D” is in arrears. A security rated “D” implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a “D” rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the “D” rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

(“high”, “low”) – Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category. The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Notes to Short-Term and Long-Term Credit Ratings

Standard & Poor’s

CreditWatch: CreditWatch highlights the potential direction of a short- or long-term rating. It focuses on identifiable events and short-term trends that cause ratings to be placed under special surveillance by Standard & Poor’s analytical staff. These may include mergers, recapitalizations, voter referendums, regulatory action or anticipated operating developments. Ratings appear on CreditWatch when such an event or a deviation from an expected trend occurs and additional information is necessary to evaluate the current rating. A listing, however, does not mean a rating change is inevitable, and whenever possible, a range of alternative ratings will be shown. CreditWatch is not intended to include all ratings under review, and rating changes may occur without the ratings having first appeared on CreditWatch. The “positive” designation means that a rating may be raised; “negative” means a rating may be lowered; and “developing” means that a rating may be raised, lowered or affirmed.

Rating Outlook: A Standard & Poor’s Rating Outlook assesses the potential direction of a long-term credit rating over the intermediate to longer term. In determining a Rating Outlook, consideration is given to any changes in the economic and/or fundamental business conditions. An Outlook is not necessarily a precursor of a rating change or future CreditWatch action.

•	“Positive” means that a rating may be raised.

•	“Negative” means that a rating may be lowered.

•	“Stable” means that a rating is not likely to change.

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•	“Developing” means a rating may be raised or lowered.

•	“N.M.” means not meaningful.

Moody’s

Watchlist: Moody’s uses the Watchlist to indicate that a rating is under review for possible change in the short-term. A rating can be placed on review for possible upgrade (UPG), on review for possible downgrade (DNG) or more rarely with direction uncertain (UNC). A credit is removed from the Watchlist when the rating is upgraded, downgraded or confirmed.

Rating Outlooks: A Moody’s rating outlook is an opinion regarding the likely direction of a rating over the medium term. Where assigned, rating outlooks fall into the following four categories: Positive (POS), Negative (NEG), Stable (STA) and Developing (DEV — contingent upon an event). In the few instances where an issuer has multiple outlooks of differing directions, an “(m)” modifier (indicating multiple, differing outlooks) will be displayed, and Moody’s written research will describe any differences and provide the rationale for these differences. A RUR (Rating(s) Under Review) designation indicates that the issuer has one or more ratings under review for possible change, and thus overrides the outlook designation. When an outlook has not been assigned to an eligible entity, NOO (No Outlook) may be displayed.

Fitch

Withdrawn: A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: A Rating Outlook indicates the direction a rating is likely to move over a one- to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to a positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as “evolving”.

DBRS

Rating Trends

Each DBRS rating category is appended with one of three rating trends – “Positive”, “Stable”, or “Negative”. The rating trend helps to give the investor an understanding of DBRS’s opinion

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regarding the outlook for the rating in question. However, the investor must not assume that a positive or negative trend necessarily indicates that a rating change is imminent.

Rating Actions

In addition to confirming or changing ratings, other DBRS rating actions include:

Suspended Ratings: Rating opinions are forward looking. Although rating opinions will consider the historical performance of an issuer, a rating is an assessment of the issuer’s future ability and willingness to meet outstanding obligations. As such, for a complete credit quality assessment, DBRS normally requires the cooperation of the issuer so that management strategies and projections may be evaluated and qualified.

Since the availability of such information is critical to the rating assessment, any reluctance in management’s willingness to supply such information (either perceived or actual) may cause a rating to be changed or even suspended. The eventual action will depend upon DBRS’s assessment of the degree of accuracy of a rating, possibly without the cooperation of management. Suspended ratings indicate that an issuer still has outstanding debt, but DBRS no longer provides a current rating opinion on the credit quality of that outstanding debt.

Discontinued Ratings: When an entity retires all, or virtually all, of its outstanding debt within a particular category and has no plans to re-issue in the near future, DBRS may discontinue its rating. Other less common circumstances where DBRS may also discontinue ratings include situations where the rated debt is no longer in the public market, where a defeasance structure removes the credit risk of the issuer as a consideration or where the debt comes to be held by a few large institutions that do not require ongoing DBRS ratings.

Ratings “Under Review” : In practice, DBRS maintains continuous surveillance of the entities it rates and therefore, all ratings are always under review. Accordingly, when a significant event occurs that directly impacts the credit quality of a particular entity or group of entities, DBRS will attempt to provide an immediate rating opinion. However, if there is high uncertainty regarding the outcome of the event, and DBRS is unable to provide an objective, forward-looking opinion in a timely manner, then the rating(s) of the issuer(s) will be placed “Under Review” since they may no longer be appropriate and can no longer be relied upon.

Ratings which are “Under Review” are qualified with one of the following three provisional statements: “negative implications”, “positive implications”, or “developing implications”. These qualifications indicate DBRS’s preliminary evaluation of the impact on the credit quality of the issuer/security. Although the three provisional statements may provide some guidance to subscribers, situations and potential rating implications may vary widely and DBRS’s final rating conclusion may depart from its preliminary assessment. For each of these three provisional statements, further due diligence has to be completed in order to determine the applicable rating. In this respect, and while the previous rating may no longer be appropriate and can no longer be relied upon to gauge credit quality, the three provisional statements are an attempt to provide initial guidance as to possible rating outcomes after the due diligence process has been completed and DBRS has finalized its view.

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Municipal Note Ratings

A Standard & Poor’s note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor’s for municipal notes:

“SP-1” – The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

“SP-2” – The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” – The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels – “MIG-1” through “MIG-3”. In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarized the ratings by Moody’s for these short-term obligations:

“MIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

“MIG-2” – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long- or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

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“VMIG-1” – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation. The issue credit rating is not a recommendation to purchase, sell or hold a financial obligation. Credit ratings may be changed, suspended or withdrawn.

Moody’s credit ratings must be construed solely as statements of opinion and not as recommendations to purchase, sell or hold any securities.

Fitch credit ratings are an opinion on the ability of an entity or a securities issue to meet financial commitments on a timely basis. Fitch credit ratings are used by investors as indications of the likelihood of repayment in accordance with the terms on which they invested. However, Fitch credit ratings are not recommendations to buy, sell or hold any security. Ratings may be changed or withdrawn.

DBRS credit ratings are not buy, hold or sell recommendations, but rather the result of qualitative and quantitative analysis focusing solely on the credit quality of the issuer and its underlying obligations.

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